Shareholder Report	12 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Principal Funds, Inc.
Entity Central Index Key	0000898745
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000131723
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Class A
Trading Symbol	PBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.93%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $37,737	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	9,448	10,000	10,000
9/14	9,266	9,825	9,855
10/14	9,486	10,065	10,115
11/14	9,812	10,328	10,435
12/14	9,769	10,304	10,326
1/15	9,537	10,021	10,168
2/15	10,239	10,600	10,846
3/15	10,033	10,468	10,723
4/15	10,187	10,543	10,776
5/15	10,355	10,680	10,928
6/15	10,129	10,480	10,736
7/15	10,612	10,682	11,100
8/15	9,994	10,040	10,426
9/15	9,666	9,764	10,168
10/15	10,329	10,554	11,043
11/15	10,368	10,589	11,074
12/15	10,237	10,399	10,912
1/16	9,718	9,839	10,302
2/16	9,586	9,836	10,298
3/16	10,250	10,521	10,993
4/16	10,296	10,578	10,892
5/16	10,552	10,763	11,104
6/16	10,414	10,788	11,060
7/16	10,972	11,199	11,582
8/16	11,071	11,214	11,525
9/16	11,156	11,222	11,567
10/16	10,992	11,004	11,295
11/16	11,005	11,437	11,541
12/16	11,079	11,652	11,684
1/17	11,501	11,887	12,078
2/17	11,918	12,347	12,579
3/17	11,957	12,354	12,725
4/17	12,288	12,485	13,016
5/17	12,618	12,644	13,354
6/17	12,572	12,733	13,319
7/17	12,961	12,985	13,673
8/17	13,153	13,025	13,924
9/17	13,318	13,303	14,105
10/17	13,860	13,608	14,651
11/17	14,144	14,023	15,096
12/17	14,215	14,179	15,214
1/18	15,362	14,958	16,291
2/18	14,873	14,408	15,864
3/18	14,676	14,081	15,429
4/18	14,928	14,129	15,483
5/18	15,362	14,490	16,162
6/18	15,532	14,584	16,317
7/18	16,041	15,087	16,796
8/18	16,632	15,607	17,715
9/18	16,707	15,666	17,814
10/18	15,288	14,557	16,221
11/18	15,763	14,854	16,393
12/18	14,593	13,501	14,983
1/19	15,913	14,632	16,330
2/19	16,500	15,128	16,915
3/19	17,161	15,391	17,396
4/19	18,144	16,013	18,182
5/19	17,329	14,992	17,033
6/19	18,364	16,045	18,203
7/19	18,628	16,294	18,614
8/19	18,753	15,996	18,472
9/19	18,503	16,273	18,474
10/19	18,929	16,618	18,995
11/19	19,655	17,246	19,837
12/19	20,181	17,744	20,436
1/20	21,056	17,763	20,893
2/20	19,782	16,311	19,470
3/20	17,480	14,156	17,555
4/20	20,135	16,026	20,152
5/20	21,547	16,872	21,505
6/20	22,314	17,245	22,441
7/20	23,749	18,255	24,168
8/20	25,974	19,595	26,662
9/20	24,716	18,879	25,408
10/20	23,810	18,423	24,545
11/20	26,350	20,593	27,058
12/20	27,144	21,463	28,302
1/21	26,231	21,287	28,093
2/21	27,057	21,904	28,086
3/21	27,620	22,732	28,569
4/21	29,923	23,956	30,513
5/21	29,947	24,070	30,091
6/21	31,685	24,673	31,979
7/21	32,709	25,186	33,032
8/21	33,813	25,914	34,268
9/21	32,050	24,724	32,348
10/21	34,257	26,440	35,150
11/21	33,535	26,085	35,365
12/21	33,881	27,142	36,113
1/22	30,733	25,611	33,013
2/22	28,909	24,908	31,611
3/22	29,537	25,749	32,848
4/22	25,701	23,454	28,881
5/22	25,600	23,418	28,210
6/22	23,521	21,457	25,975
7/22	26,321	23,455	29,093
8/22	24,904	22,555	27,737
9/22	22,138	20,468	25,041
10/22	23,410	22,109	26,504
11/22	24,972	23,305	27,712
12/22	23,401	21,950	25,591
1/23	25,409	23,422	27,724
2/23	24,444	22,865	27,394
3/23	25,452	23,588	29,267
4/23	26,033	23,880	29,556
5/23	26,545	23,991	30,903
6/23	28,493	25,612	33,016
7/23	29,305	26,492	34,128
8/23	29,424	26,029	33,822
9/23	27,733	24,806	31,983
10/23	27,724	24,206	31,527
11/23	31,321	26,467	34,964
12/23	32,628	27,773	36,512
1/24	33,474	28,161	37,423
2/24	35,166	29,681	39,976
3/24	35,866	30,633	40,680
4/24	34,329	29,329	38,954
5/24	35,456	30,711	41,287
6/24	36,789	31,727	44,071
7/24	37,045	32,189	43,321
8/24	37,737	32,952	44,223

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	28.25%	15.01%	14.85%
Class A Shares Including Sales Charge	21.21%	13.72%	14.20%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 11,671,714,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 58,492,000
InvestmentCompanyPortfolioTurnover	14.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,671,714 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 14.7% Total Advisory Fees Paid (amount in thousands)$58,492
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000131724
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Class C
Trading Symbol	PBLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.66%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $37,633	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	10,000	10,000	10,000
9/14	9,806	9,825	9,855
10/14	10,033	10,065	10,115
11/14	10,367	10,328	10,435
12/14	10,319	10,304	10,326
1/15	10,065	10,021	10,168
2/15	10,805	10,600	10,846
3/15	10,579	10,468	10,723
4/15	10,737	10,543	10,776
5/15	10,908	10,680	10,928
6/15	10,661	10,480	10,736
7/15	11,161	10,682	11,100
8/15	10,504	10,040	10,426
9/15	10,154	9,764	10,168
10/15	10,839	10,554	11,043
11/15	10,880	10,589	11,074
12/15	10,729	10,399	10,912
1/16	10,184	9,839	10,302
2/16	10,037	9,836	10,298
3/16	10,722	10,521	10,993
4/16	10,764	10,578	10,892
5/16	11,030	10,763	11,104
6/16	10,869	10,788	11,060
7/16	11,449	11,199	11,582
8/16	11,547	11,214	11,525
9/16	11,631	11,222	11,567
10/16	11,449	11,004	11,295
11/16	11,456	11,437	11,541
12/16	11,527	11,652	11,684
1/17	11,956	11,887	12,078
2/17	12,378	12,347	12,579
3/17	12,420	12,354	12,725
4/17	12,757	12,485	13,016
5/17	13,088	12,644	13,354
6/17	13,031	12,733	13,319
7/17	13,425	12,985	13,673
8/17	13,615	13,025	13,924
9/17	13,776	13,303	14,105
10/17	14,325	13,608	14,651
11/17	14,613	14,023	15,096
12/17	14,674	14,179	15,214
1/18	15,846	14,958	16,291
2/18	15,332	14,408	15,864
3/18	15,122	14,081	15,429
4/18	15,368	14,129	15,483
5/18	15,802	14,490	16,162
6/18	15,968	14,584	16,317
7/18	16,489	15,087	16,796
8/18	17,082	15,607	17,715
9/18	17,147	15,666	17,814
10/18	15,679	14,557	16,221
11/18	16,157	14,854	16,393
12/18	14,946	13,501	14,983
1/19	16,294	14,632	16,330
2/19	16,882	15,128	16,915
3/19	17,548	15,391	17,396
4/19	18,544	16,013	18,182
5/19	17,705	14,992	17,033
6/19	18,748	16,045	18,203
7/19	18,998	16,294	18,614
8/19	19,116	15,996	18,472
9/19	18,857	16,273	18,474
10/19	19,281	16,618	18,995
11/19	20,002	17,246	19,837
12/19	20,527	17,744	20,436
1/20	21,396	17,763	20,893
2/20	20,100	16,311	19,470
3/20	17,744	14,156	17,555
4/20	20,420	16,026	20,152
5/20	21,840	16,872	21,505
6/20	22,603	17,245	22,441
7/20	24,039	18,255	24,168
8/20	26,272	19,595	26,662
9/20	24,991	18,879	25,408
10/20	24,056	18,423	24,545
11/20	26,608	20,593	27,058
12/20	27,391	21,463	28,302
1/21	26,455	21,287	28,093
2/21	27,272	21,904	28,086
3/21	27,825	22,732	28,569
4/21	30,122	23,956	30,513
5/21	30,131	24,070	30,091
6/21	31,858	24,673	31,979
7/21	32,862	25,186	33,032
8/21	33,960	25,914	34,268
9/21	32,165	24,724	32,348
10/21	34,368	26,440	35,150
11/21	33,620	26,085	35,365
12/21	33,938	27,142	36,113
1/22	30,767	25,611	33,013
2/22	28,931	24,908	31,611
3/22	29,534	25,749	32,848
4/22	25,687	23,454	28,881
5/22	25,568	23,418	28,210
6/22	23,484	21,457	25,975
7/22	26,253	23,455	29,093
8/22	24,837	22,555	27,737
9/22	22,077	20,468	25,041
10/22	23,346	22,109	26,504
11/22	24,903	23,305	27,712
12/22	23,337	21,950	25,591
1/23	25,339	23,422	27,724
2/23	24,376	22,865	27,394
3/23	25,381	23,588	29,267
4/23	25,961	23,880	29,556
5/23	26,472	23,991	30,903
6/23	28,415	25,612	33,016
7/23	29,224	26,492	34,128
8/23	29,343	26,029	33,822
9/23	27,656	24,806	31,983
10/23	27,648	24,206	31,527
11/23	31,235	26,467	34,964
12/23	32,538	27,773	36,512
1/24	33,382	28,161	37,423
2/24	35,069	29,681	39,976
3/24	35,768	30,633	40,680
4/24	34,234	29,329	38,954
5/24	35,359	30,711	41,287
6/24	36,688	31,727	44,071
7/24	36,943	32,189	43,321
8/24	37,633	32,952	44,223

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	27.35%	14.17%	14.17%
Class C Shares Including Sales Charge	26.35%	14.17%	14.17%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 11,671,714,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 58,492,000
InvestmentCompanyPortfolioTurnover	14.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,671,714 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 14.7% Total Advisory Fees Paid (amount in thousands)$58,492
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000193661
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Class J
Trading Symbol	PBCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $40,544	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	10,000	10,000	10,000
9/14	9,812	9,825	9,855
10/14	10,048	10,065	10,115
11/14	10,395	10,328	10,435
12/14	10,356	10,304	10,326
1/15	10,102	10,021	10,168
2/15	10,861	10,600	10,846
3/15	10,640	10,468	10,723
4/15	10,807	10,543	10,776
5/15	10,988	10,680	10,928
6/15	10,747	10,480	10,736
7/15	11,267	10,682	11,100
8/15	10,612	10,040	10,426
9/15	10,270	9,764	10,168
10/15	10,973	10,554	11,043
11/15	11,017	10,589	11,074
12/15	10,877	10,399	10,912
1/16	10,332	9,839	10,302
2/16	10,190	9,836	10,298
3/16	10,895	10,521	10,993
4/16	10,948	10,578	10,892
5/16	11,229	10,763	11,104
6/16	11,073	10,788	11,060
7/16	11,680	11,199	11,582
8/16	11,780	11,214	11,525
9/16	11,881	11,222	11,567
10/16	11,704	11,004	11,295
11/16	11,722	11,437	11,541
12/16	11,800	11,652	11,684
1/17	12,251	11,887	12,078
2/17	12,695	12,347	12,579
3/17	12,740	12,354	12,725
4/17	13,093	12,485	13,016
5/17	13,452	12,644	13,354
6/17	13,399	12,733	13,319
7/17	13,814	12,985	13,673
8/17	14,019	13,025	13,924
9/17	14,192	13,303	14,105
10/17	14,771	13,608	14,651
11/17	15,078	14,023	15,096
12/17	15,152	14,179	15,214
1/18	16,371	14,958	16,291
2/18	15,847	14,408	15,864
3/18	15,647	14,081	15,429
4/18	15,912	14,129	15,483
5/18	16,378	14,490	16,162
6/18	16,557	14,584	16,317
7/18	17,109	15,087	16,796
8/18	17,732	15,607	17,715
9/18	17,818	15,666	17,814
10/18	16,306	14,557	16,221
11/18	16,815	14,854	16,393
12/18	15,566	13,501	14,983
1/19	16,981	14,632	16,330
2/19	17,608	15,128	16,915
3/19	18,312	15,391	17,396
4/19	19,364	16,013	18,182
5/19	18,498	14,992	17,033
6/19	19,596	16,045	18,203
7/19	19,875	16,294	18,614
8/19	20,006	15,996	18,472
9/19	19,743	16,273	18,474
10/19	20,200	16,618	18,995
11/19	20,973	17,246	19,837
12/19	21,540	17,744	20,436
1/20	22,470	17,763	20,893
2/20	21,111	16,311	19,470
3/20	18,653	14,156	17,555
4/20	21,483	16,026	20,152
5/20	22,995	16,872	21,505
6/20	23,812	17,245	22,441
7/20	25,348	18,255	24,168
8/20	27,725	19,595	26,662
9/20	26,383	18,879	25,408
10/20	25,421	18,423	24,545
11/20	28,138	20,593	27,058
12/20	28,990	21,463	28,302
1/21	28,012	21,287	28,093
2/21	28,898	21,904	28,086
3/21	29,509	22,732	28,569
4/21	31,967	23,956	30,513
5/21	32,001	24,070	30,091
6/21	33,857	24,673	31,979
7/21	34,952	25,186	33,032
8/21	36,148	25,914	34,268
9/21	34,267	24,724	32,348
10/21	36,633	26,440	35,150
11/21	35,864	26,085	35,365
12/21	36,236	27,142	36,113
1/22	32,880	25,611	33,013
2/22	30,924	24,908	31,611
3/22	31,603	25,749	32,848
4/22	27,505	23,454	28,881
5/22	27,398	23,418	28,210
6/22	25,184	21,457	25,975
7/22	28,175	23,455	29,093
8/22	26,666	22,555	27,737
9/22	23,702	20,468	25,041
10/22	25,077	22,109	26,504
11/22	26,755	23,305	27,712
12/22	25,067	21,950	25,591
1/23	27,224	23,422	27,724
2/23	26,200	22,865	27,394
3/23	27,278	23,588	29,267
4/23	27,898	23,880	29,556
5/23	28,456	23,991	30,903
6/23	30,550	25,612	33,016
7/23	31,422	26,492	34,128
8/23	31,556	26,029	33,822
9/23	29,750	24,806	31,983
10/23	29,741	24,206	31,527
11/23	33,606	26,467	34,964
12/23	35,008	27,773	36,512
1/24	35,934	28,161	37,423
2/24	37,749	29,681	39,976
3/24	38,513	30,633	40,680
4/24	36,859	29,329	38,954
5/24	38,082	30,711	41,287
6/24	39,511	31,727	44,071
7/24	39,798	32,189	43,321
8/24	40,544	32,952	44,223

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	28.48%	15.17%	15.03%
Class J Shares Including Sales Charge	27.48%	15.17%	15.03%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

Performance Inception Date	Jun. 14, 2012
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 11,671,714,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 58,492,000
InvestmentCompanyPortfolioTurnover	14.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,671,714 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 14.7% Total Advisory Fees Paid (amount in thousands)$58,492
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000115413
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Institutional
Trading Symbol	PBCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$75	0.66%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $41,450	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	10,000	10,000	10,000
9/14	9,815	9,825	9,855
10/14	10,053	10,065	10,115
11/14	10,403	10,328	10,435
12/14	10,367	10,304	10,326
1/15	10,115	10,021	10,168
2/15	10,878	10,600	10,846
3/15	10,660	10,468	10,723
4/15	10,830	10,543	10,776
5/15	11,014	10,680	10,928
6/15	10,776	10,480	10,736
7/15	11,300	10,682	11,100
8/15	10,646	10,040	10,426
9/15	10,306	9,764	10,168
10/15	11,014	10,554	11,043
11/15	11,062	10,589	11,074
12/15	10,924	10,399	10,912
1/16	10,380	9,839	10,302
2/16	10,240	9,836	10,298
3/16	10,952	10,521	10,993
4/16	11,008	10,578	10,892
5/16	11,294	10,763	11,104
6/16	11,140	10,788	11,060
7/16	11,754	11,199	11,582
8/16	11,859	11,214	11,525
9/16	11,963	11,222	11,567
10/16	11,789	11,004	11,295
11/16	11,810	11,437	11,541
12/16	11,893	11,652	11,684
1/17	12,351	11,887	12,078
2/17	12,802	12,347	12,579
3/17	12,851	12,354	12,725
4/17	13,210	12,485	13,016
5/17	13,577	12,644	13,354
6/17	13,527	12,733	13,319
7/17	13,950	12,985	13,673
8/17	14,161	13,025	13,924
9/17	14,345	13,303	14,105
10/17	14,929	13,608	14,651
11/17	15,246	14,023	15,096
12/17	15,325	14,179	15,214
1/18	16,563	14,958	16,291
2/18	16,034	14,408	15,864
3/18	15,839	14,081	15,429
4/18	16,107	14,129	15,483
5/18	16,578	14,490	16,162
6/18	16,766	14,584	16,317
7/18	17,324	15,087	16,796
8/18	17,968	15,607	17,715
9/18	18,048	15,666	17,814
10/18	16,527	14,557	16,221
11/18	17,041	14,854	16,393
12/18	15,779	13,501	14,983
1/19	17,217	14,632	16,330
2/19	17,858	15,128	16,915
3/19	18,569	15,391	17,396
4/19	19,647	16,013	18,182
5/19	18,772	14,992	17,033
6/19	19,890	16,045	18,203
7/19	20,179	16,294	18,614
8/19	20,319	15,996	18,472
9/19	20,061	16,273	18,474
10/19	20,530	16,618	18,995
11/19	21,320	17,246	19,837
12/19	21,899	17,744	20,436
1/20	22,849	17,763	20,893
2/20	21,473	16,311	19,470
3/20	18,976	14,156	17,555
4/20	21,850	16,026	20,152
5/20	23,397	16,872	21,505
6/20	24,232	17,245	22,441
7/20	25,796	18,255	24,168
8/20	28,219	19,595	26,662
9/20	26,852	18,879	25,408
10/20	25,878	18,423	24,545
11/20	28,645	20,593	27,058
12/20	29,516	21,463	28,302
1/21	28,526	21,287	28,093
2/21	29,432	21,904	28,086
3/21	30,058	22,732	28,569
4/21	32,564	23,956	30,513
5/21	32,597	24,070	30,091
6/21	34,494	24,673	31,979
7/21	35,611	25,186	33,032
8/21	36,830	25,914	34,268
9/21	34,917	24,724	32,348
10/21	37,329	26,440	35,150
11/21	36,550	26,085	35,365
12/21	36,937	27,142	36,113
1/22	33,513	25,611	33,013
2/22	31,526	24,908	31,611
3/22	32,221	25,749	32,848
4/22	28,039	23,454	28,881
5/22	27,940	23,418	28,210
6/22	25,681	21,457	25,975
7/22	28,734	23,455	29,093
8/22	27,208	22,555	27,737
9/22	24,182	20,468	25,041
10/22	25,582	22,109	26,504
11/22	27,298	23,305	27,712
12/22	25,581	21,950	25,591
1/23	27,791	23,422	27,724
2/23	26,745	22,865	27,394
3/23	27,845	23,588	29,267
4/23	28,482	23,880	29,556
5/23	29,055	23,991	30,903
6/23	31,192	25,612	33,016
7/23	32,092	26,492	34,128
8/23	32,229	26,029	33,822
9/23	30,392	24,806	31,983
10/23	30,383	24,206	31,527
11/23	34,329	26,467	34,964
12/23	35,775	27,773	36,512
1/24	36,712	28,161	37,423
2/24	38,576	29,681	39,976
3/24	39,358	30,633	40,680
4/24	37,676	29,329	38,954
5/24	38,922	30,711	41,287
6/24	40,386	31,727	44,071
7/24	40,686	32,189	43,321
8/24	41,450	32,952	44,223

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	28.61%	15.32%	15.28%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 11,671,714,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 58,492,000
InvestmentCompanyPortfolioTurnover	14.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,671,714 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 14.7% Total Advisory Fees Paid (amount in thousands)$58,492
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000167694
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	R-3
Trading Symbol	PGBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$129	1.13%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $39,424	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	10,000	10,000	10,000
9/14	9,811	9,825	9,855
10/14	10,044	10,065	10,115
11/14	10,389	10,328	10,435
12/14	10,348	10,304	10,326
1/15	10,092	10,021	10,168
2/15	10,849	10,600	10,846
3/15	10,626	10,468	10,723
4/15	10,791	10,543	10,776
5/15	10,969	10,680	10,928
6/15	10,727	10,480	10,736
7/15	11,243	10,682	11,100
8/15	10,588	10,040	10,426
9/15	10,244	9,764	10,168
10/15	10,943	10,554	11,043
11/15	10,985	10,589	11,074
12/15	10,843	10,399	10,912
1/16	10,298	9,839	10,302
2/16	10,155	9,836	10,298
3/16	10,856	10,521	10,993
4/16	10,905	10,578	10,892
5/16	11,181	10,763	11,104
6/16	11,029	10,788	11,060
7/16	11,624	11,199	11,582
8/16	11,728	11,214	11,525
9/16	11,824	11,222	11,567
10/16	11,645	11,004	11,295
11/16	11,665	11,437	11,541
12/16	11,742	11,652	11,684
1/17	12,188	11,887	12,078
2/17	12,626	12,347	12,579
3/17	12,668	12,354	12,725
4/17	13,016	12,485	13,016
5/17	13,365	12,644	13,354
6/17	13,316	12,733	13,319
7/17	13,727	12,985	13,673
8/17	13,929	13,025	13,924
9/17	14,103	13,303	14,105
10/17	14,667	13,608	14,651
11/17	14,973	14,023	15,096
12/17	15,041	14,179	15,214
1/18	16,250	14,958	16,291
2/18	15,728	14,408	15,864
3/18	15,527	14,081	15,429
4/18	15,785	14,129	15,483
5/18	16,243	14,490	16,162
6/18	16,415	14,584	16,317
7/18	16,959	15,087	16,796
8/18	17,575	15,607	17,715
9/18	17,654	15,666	17,814
10/18	16,157	14,557	16,221
11/18	16,651	14,854	16,393
12/18	15,418	13,501	14,983
1/19	16,810	14,632	16,330
2/19	17,428	15,128	16,915
3/19	18,116	15,391	17,396
4/19	19,160	16,013	18,182
5/19	18,294	14,992	17,033
6/19	19,385	16,045	18,203
7/19	19,663	16,294	18,614
8/19	19,787	15,996	18,472
9/19	19,531	16,273	18,474
10/19	19,972	16,618	18,995
11/19	20,738	17,246	19,837
12/19	21,287	17,744	20,436
1/20	22,200	17,763	20,893
2/20	20,859	16,311	19,470
3/20	18,427	14,156	17,555
4/20	21,214	16,026	20,152
5/20	22,701	16,872	21,505
6/20	23,500	17,245	22,441
7/20	25,011	18,255	24,168
8/20	27,346	19,595	26,662
9/20	26,021	18,879	25,408
10/20	25,059	18,423	24,545
11/20	27,733	20,593	27,058
12/20	28,561	21,463	28,302
1/21	27,591	21,287	28,093
2/21	28,461	21,904	28,086
3/21	29,046	22,732	28,569
4/21	31,461	23,956	30,513
5/21	31,486	24,070	30,091
6/21	33,300	24,673	31,979
7/21	34,370	25,186	33,032
8/21	35,532	25,914	34,268
9/21	33,668	24,724	32,348
10/21	35,983	26,440	35,150
11/21	35,214	26,085	35,365
12/21	35,570	27,142	36,113
1/22	32,264	25,611	33,013
2/22	30,343	24,908	31,611
3/22	30,995	25,749	32,848
4/22	26,966	23,454	28,881
5/22	26,858	23,418	28,210
6/22	24,678	21,457	25,975
7/22	27,600	23,455	29,093
8/22	26,117	22,555	27,737
9/22	23,213	20,468	25,041
10/22	24,544	22,109	26,504
11/22	26,179	23,305	27,712
12/22	24,525	21,950	25,591
1/23	26,631	23,422	27,724
2/23	25,614	22,865	27,394
3/23	26,667	23,588	29,267
4/23	27,260	23,880	29,556
5/23	27,800	23,991	30,903
6/23	29,834	25,612	33,016
7/23	30,679	26,492	34,128
8/23	30,796	26,029	33,822
9/23	29,033	24,806	31,983
10/23	29,006	24,206	31,527
11/23	32,766	26,467	34,964
12/23	34,134	27,773	36,512
1/24	35,016	28,161	37,423
2/24	36,779	29,681	39,976
3/24	37,508	30,633	40,680
4/24	35,888	29,329	38,954
5/24	37,067	30,711	41,287
6/24	38,443	31,727	44,071
7/24	38,704	32,189	43,321
8/24	39,424	32,952	44,223

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-3 Shares	28.02%	14.78%	14.70%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

Performance Inception Date	Jun. 14, 2012
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 11,671,714,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 58,492,000
InvestmentCompanyPortfolioTurnover	14.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,671,714 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 14.7% Total Advisory Fees Paid (amount in thousands)$58,492
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000167695
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	R-4
Trading Symbol	PGBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$107	0.94%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $40,184	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	10,000	10,000	10,000
9/14	9,812	9,825	9,855
10/14	10,047	10,065	10,115
11/14	10,394	10,328	10,435
12/14	10,355	10,304	10,326
1/15	10,100	10,021	10,168
2/15	10,859	10,600	10,846
3/15	10,638	10,468	10,723
4/15	10,805	10,543	10,776
5/15	10,985	10,680	10,928
6/15	10,743	10,480	10,736
7/15	11,263	10,682	11,100
8/15	10,608	10,040	10,426
9/15	10,265	9,764	10,168
10/15	10,967	10,554	11,043
11/15	11,012	10,589	11,074
12/15	10,871	10,399	10,912
1/16	10,326	9,839	10,302
2/16	10,184	9,836	10,298
3/16	10,889	10,521	10,993
4/16	10,937	10,578	10,892
5/16	11,222	10,763	11,104
6/16	11,069	10,788	11,060
7/16	11,666	11,199	11,582
8/16	11,776	11,214	11,525
9/16	11,874	11,222	11,567
10/16	11,693	11,004	11,295
11/16	11,714	11,437	11,541
12/16	11,793	11,652	11,684
1/17	12,240	11,887	12,078
2/17	12,681	12,347	12,579
3/17	12,737	12,354	12,725
4/17	13,086	12,485	13,016
5/17	13,443	12,644	13,354
6/17	13,394	12,733	13,319
7/17	13,813	12,985	13,673
8/17	14,016	13,025	13,924
9/17	14,191	13,303	14,105
10/17	14,764	13,608	14,651
11/17	15,071	14,023	15,096
12/17	15,146	14,179	15,214
1/18	16,360	14,958	16,291
2/18	15,843	14,408	15,864
3/18	15,642	14,081	15,429
4/18	15,901	14,129	15,483
5/18	16,368	14,490	16,162
6/18	16,547	14,584	16,317
7/18	17,093	15,087	16,796
8/18	17,718	15,607	17,715
9/18	17,805	15,666	17,814
10/18	16,296	14,557	16,221
11/18	16,799	14,854	16,393
12/18	15,554	13,501	14,983
1/19	16,958	14,632	16,330
2/19	17,587	15,128	16,915
3/19	18,285	15,391	17,396
4/19	19,340	16,013	18,182
5/19	18,471	14,992	17,033
6/19	19,573	16,045	18,203
7/19	19,852	16,294	18,614
8/19	19,984	15,996	18,472
9/19	19,728	16,273	18,474
10/19	20,178	16,618	18,995
11/19	20,953	17,246	19,837
12/19	21,513	17,744	20,436
1/20	22,439	17,763	20,893
2/20	21,083	16,311	19,470
3/20	18,631	14,156	17,555
4/20	21,448	16,026	20,152
5/20	22,958	16,872	21,505
6/20	23,770	17,245	22,441
7/20	25,296	18,255	24,168
8/20	27,667	19,595	26,662
9/20	26,327	18,879	25,408
10/20	25,369	18,423	24,545
11/20	28,073	20,593	27,058
12/20	28,912	21,463	28,302
1/21	27,938	21,287	28,093
2/21	28,820	21,904	28,086
3/21	29,425	22,732	28,569
4/21	31,868	23,956	30,513
5/21	31,902	24,070	30,091
6/21	33,741	24,673	31,979
7/21	34,833	25,186	33,032
8/21	36,017	25,914	34,268
9/21	34,136	24,724	32,348
10/21	36,487	26,440	35,150
11/21	35,714	26,085	35,365
12/21	36,080	27,142	36,113
1/22	32,734	25,611	33,013
2/22	30,788	24,908	31,611
3/22	31,451	25,749	32,848
4/22	27,370	23,454	28,881
5/22	27,262	23,418	28,210
6/22	25,055	21,457	25,975
7/22	28,025	23,455	29,093
8/22	26,526	22,555	27,737
9/22	23,575	20,468	25,041
10/22	24,930	22,109	26,504
11/22	26,598	23,305	27,712
12/22	24,920	21,950	25,591
1/23	27,060	23,422	27,724
2/23	26,040	22,865	27,394
3/23	27,106	23,588	29,267
4/23	27,720	23,880	29,556
5/23	28,271	23,991	30,903
6/23	30,339	25,612	33,016
7/23	31,206	26,492	34,128
8/23	31,333	26,029	33,822
9/23	29,544	24,806	31,983
10/23	29,526	24,206	31,527
11/23	33,356	26,467	34,964
12/23	34,747	27,773	36,512
1/24	35,650	28,161	37,423
2/24	37,456	29,681	39,976
3/24	38,206	30,633	40,680
4/24	36,562	29,329	38,954
5/24	37,764	30,711	41,287
6/24	39,173	31,727	44,071
7/24	39,453	32,189	43,321
8/24	40,184	32,952	44,223

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-4 Shares	28.25%	14.99%	14.92%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

Performance Inception Date	Jun. 14, 2012
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 11,671,714,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 58,492,000
InvestmentCompanyPortfolioTurnover	14.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,671,714 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 14.7% Total Advisory Fees Paid (amount in thousands)$58,492
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares of the Fund into Class R-5 shares following the close of business on November 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000167696
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	R-5
Trading Symbol	PGBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$94	0.82%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $40,672	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	10,000	10,000	10,000
9/14	9,813	9,825	9,855
10/14	10,049	10,065	10,115
11/14	10,397	10,328	10,435
12/14	10,359	10,304	10,326
1/15	10,105	10,021	10,168
2/15	10,865	10,600	10,846
3/15	10,645	10,468	10,723
4/15	10,813	10,543	10,776
5/15	10,994	10,680	10,928
6/15	10,754	10,480	10,736
7/15	11,275	10,682	11,100
8/15	10,620	10,040	10,426
9/15	10,279	9,764	10,168
10/15	10,983	10,554	11,043
11/15	11,028	10,589	11,074
12/15	10,888	10,399	10,912
1/16	10,344	9,839	10,302
2/16	10,203	9,836	10,298
3/16	10,909	10,521	10,993
4/16	10,965	10,578	10,892
5/16	11,243	10,763	11,104
6/16	11,090	10,788	11,060
7/16	11,694	11,199	11,582
8/16	11,806	11,214	11,525
9/16	11,903	11,222	11,567
10/16	11,722	11,004	11,295
11/16	11,750	11,437	11,541
12/16	11,826	11,652	11,684
1/17	12,282	11,887	12,078
2/17	12,723	12,347	12,579
3/17	12,772	12,354	12,725
4/17	13,130	12,485	13,016
5/17	13,480	12,644	13,354
6/17	13,438	12,733	13,319
7/17	13,858	12,985	13,673
8/17	14,061	13,025	13,924
9/17	14,237	13,303	14,105
10/17	14,818	13,608	14,651
11/17	15,126	14,023	15,096
12/17	15,201	14,179	15,214
1/18	16,425	14,958	16,291
2/18	15,907	14,408	15,864
3/18	15,705	14,081	15,429
4/18	15,972	14,129	15,483
5/18	16,440	14,490	16,162
6/18	16,620	14,584	16,317
7/18	17,174	15,087	16,796
8/18	17,801	15,607	17,715
9/18	17,887	15,666	17,814
10/18	16,368	14,557	16,221
11/18	16,879	14,854	16,393
12/18	15,632	13,501	14,983
1/19	17,046	14,632	16,330
2/19	17,676	15,128	16,915
3/19	18,383	15,391	17,396
4/19	19,440	16,013	18,182
5/19	18,578	14,992	17,033
6/19	19,681	16,045	18,203
7/19	19,969	16,294	18,614
8/19	20,101	15,996	18,472
9/19	19,845	16,273	18,474
10/19	20,303	16,618	18,995
11/19	21,081	17,246	19,837
12/19	21,654	17,744	20,436
1/20	22,589	17,763	20,893
2/20	21,223	16,311	19,470
3/20	18,752	14,156	17,555
4/20	21,597	16,026	20,152
5/20	23,109	16,872	21,505
6/20	23,938	17,245	22,441
7/20	25,474	18,255	24,168
8/20	27,872	19,595	26,662
9/20	26,523	18,879	25,408
10/20	25,555	18,423	24,545
11/20	28,278	20,593	27,058
12/20	29,135	21,463	28,302
1/21	28,152	21,287	28,093
2/21	29,043	21,904	28,086
3/21	29,657	22,732	28,569
4/21	32,120	23,956	30,513
5/21	32,153	24,070	30,091
6/21	34,019	24,673	31,979
7/21	35,121	25,186	33,032
8/21	36,314	25,914	34,268
9/21	34,423	24,724	32,348
10/21	36,802	26,440	35,150
11/21	36,028	26,085	35,365
12/21	36,404	27,142	36,113
1/22	33,020	25,611	33,013
2/22	31,063	24,908	31,611
3/22	31,736	25,749	32,848
4/22	27,626	23,454	28,881
5/22	27,518	23,418	28,210
6/22	25,292	21,457	25,975
7/22	28,299	23,455	29,093
8/22	26,782	22,555	27,737
9/22	23,802	20,468	25,041
10/22	25,176	22,109	26,504
11/22	26,863	23,305	27,712
12/22	25,175	21,950	25,591
1/23	27,343	23,422	27,724
2/23	26,304	22,865	27,394
3/23	27,389	23,588	29,267
4/23	28,012	23,880	29,556
5/23	28,572	23,991	30,903
6/23	30,669	25,612	33,016
7/23	31,545	26,492	34,128
8/23	31,681	26,029	33,822
9/23	29,864	24,806	31,983
10/23	29,855	24,206	31,527
11/23	33,732	26,467	34,964
12/23	35,142	27,773	36,512
1/24	36,063	28,161	37,423
2/24	37,880	29,681	39,976
3/24	38,648	30,633	40,680
4/24	36,985	29,329	38,954
5/24	38,214	30,711	41,287
6/24	39,642	31,727	44,071
7/24	39,922	32,189	43,321
8/24	40,672	32,952	44,223

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-5 Shares	28.38%	15.14%	15.06%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

Performance Inception Date	Jun. 14, 2012
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 11,671,714,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 58,492,000
InvestmentCompanyPortfolioTurnover	14.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,671,714 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 14.7% Total Advisory Fees Paid (amount in thousands)$58,492
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares of the Fund into Class R-5 shares following the close of business on November 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000176331
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	R-6
Trading Symbol	PGBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$65	0.57%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies. Over the year, the Fund benefited from selection in consumer discretionary, financial, and industrial companies. Microsoft was the Fund’s largest contributor. The company is incorporating generative AI tools across its platform. The next largest contributor was insurance business Progressive. Over the past year, Progressive achieved underwriting goals while reducing expenses. The third largest contributor was aerospace components business TransDigm. Allocation detracted from relative performance, specifically in technology. Information technology was the weakest performing sector in the Fund relative to the Russell 1000 Growth Index ("Index"), due to not owning some of the mega-cap technology companies that had strong returns over the past twelve months. Having a smaller weight in Nvidia than its Index weight, detracted on a relative basis, given its triple digit return. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $41,672	Russell 1000 Index $32,952	Russell 1000 Growth Index $44,223
8/14	10,000	10,000	10,000
9/14	9,815	9,825	9,855
10/14	10,052	10,065	10,115
11/14	10,402	10,328	10,435
12/14	10,366	10,304	10,326
1/15	10,114	10,021	10,168
2/15	10,876	10,600	10,846
3/15	10,658	10,468	10,723
4/15	10,828	10,543	10,776
5/15	11,012	10,680	10,928
6/15	10,773	10,480	10,736
7/15	11,297	10,682	11,100
8/15	10,643	10,040	10,426
9/15	10,302	9,764	10,168
10/15	11,010	10,554	11,043
11/15	11,057	10,589	11,074
12/15	10,919	10,399	10,912
1/16	10,375	9,839	10,302
2/16	10,235	9,836	10,298
3/16	10,945	10,521	10,993
4/16	11,001	10,578	10,892
5/16	11,286	10,763	11,104
6/16	11,132	10,788	11,060
7/16	11,745	11,199	11,582
8/16	11,849	11,214	11,525
9/16	11,953	11,222	11,567
10/16	11,778	11,004	11,295
11/16	11,798	11,437	11,541
12/16	11,880	11,652	11,684
1/17	12,345	11,887	12,078
2/17	12,788	12,347	12,579
3/17	12,844	12,354	12,725
4/17	13,196	12,485	13,016
5/17	13,562	12,644	13,354
6/17	13,513	12,733	13,319
7/17	13,935	12,985	13,673
8/17	14,146	13,025	13,924
9/17	14,329	13,303	14,105
10/17	14,914	13,608	14,651
11/17	15,230	14,023	15,096
12/17	15,309	14,179	15,214
1/18	16,546	14,958	16,291
2/18	16,025	14,408	15,864
3/18	15,823	14,081	15,429
4/18	16,097	14,129	15,483
5/18	16,568	14,490	16,162
6/18	16,756	14,584	16,317
7/18	17,320	15,087	16,796
8/18	17,957	15,607	17,715
9/18	18,044	15,666	17,814
10/18	16,524	14,557	16,221
11/18	17,038	14,854	16,393
12/18	15,779	13,501	14,983
1/19	17,216	14,632	16,330
2/19	17,856	15,128	16,915
3/19	18,574	15,391	17,396
4/19	19,644	16,013	18,182
5/19	18,777	14,992	17,033
6/19	19,894	16,045	18,203
7/19	20,190	16,294	18,614
8/19	20,331	15,996	18,472
9/19	20,073	16,273	18,474
10/19	20,542	16,618	18,995
11/19	21,338	17,246	19,837
12/19	21,912	17,744	20,436
1/20	22,869	17,763	20,893
2/20	21,495	16,311	19,470
3/20	18,999	14,156	17,555
4/20	21,879	16,026	20,152
5/20	23,417	16,872	21,505
6/20	24,260	17,245	22,441
7/20	25,831	18,255	24,168
8/20	28,261	19,595	26,662
9/20	26,895	18,879	25,408
10/20	25,921	18,423	24,545
11/20	28,695	20,593	27,058
12/20	29,566	21,463	28,302
1/21	28,576	21,287	28,093
2/21	29,490	21,904	28,086
3/21	30,116	22,732	28,569
4/21	32,628	23,956	30,513
5/21	32,670	24,070	30,091
6/21	34,574	24,673	31,979
7/21	35,699	25,186	33,032
8/21	36,925	25,914	34,268
9/21	35,005	24,724	32,348
10/21	37,433	26,440	35,150
11/21	36,646	26,085	35,365
12/21	37,041	27,142	36,113
1/22	33,611	25,611	33,013
2/22	31,626	24,908	31,611
3/22	32,321	25,749	32,848
4/22	28,133	23,454	28,881
5/22	28,034	23,418	28,210
6/22	25,768	21,457	25,975
7/22	28,837	23,455	29,093
8/22	27,293	22,555	27,737
9/22	24,270	20,468	25,041
10/22	25,678	22,109	26,504
11/22	27,402	23,305	27,712
12/22	25,677	21,950	25,591
1/23	27,894	23,422	27,724
2/23	26,849	22,865	27,394
3/23	27,958	23,588	29,267
4/23	28,603	23,880	29,556
5/23	29,175	23,991	30,903
6/23	31,329	25,612	33,016
7/23	32,228	26,492	34,128
8/23	32,373	26,029	33,822
9/23	30,529	24,806	31,983
10/23	30,520	24,206	31,527
11/23	34,490	26,467	34,964
12/23	35,937	27,773	36,512
1/24	36,891	28,161	37,423
2/24	38,764	29,681	39,976
3/24	39,554	30,633	40,680
4/24	37,864	29,329	38,954
5/24	39,127	30,711	41,287
6/24	40,600	31,727	44,071
7/24	40,900	32,189	43,321
8/24	41,672	32,952	44,223

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	28.72%	15.44%	15.34%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

Performance Inception Date	Jun. 14, 2012
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 11,671,714,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 58,492,000
InvestmentCompanyPortfolioTurnover	14.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,671,714 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 14.7% Total Advisory Fees Paid (amount in thousands)$58,492
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.09%
Investment Companies	0.01%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000085837
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	Class J
Trading Symbol	PBIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2024, the Fund’s investments performed in line with the Index. The top contributors to performance included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to investment grade corporate bonds, and a lower allocation compared to Index weight to government related credit. The top detractors from performance for the fiscal year included security specific impacts within investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly lower allocation compared to Index weight to commercial mortgage-backed securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $11,016	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	10,000	10,000
9/14	9,918	9,932
10/14	10,000	10,030
11/14	10,055	10,101
12/14	10,060	10,110
1/15	10,264	10,322
2/15	10,162	10,225
3/15	10,208	10,273
4/15	10,162	10,236
5/15	10,134	10,211
6/15	10,022	10,100
7/15	10,078	10,170
8/15	10,060	10,155
9/15	10,125	10,224
10/15	10,115	10,226
11/15	10,088	10,199
12/15	10,040	10,166
1/16	10,172	10,306
2/16	10,239	10,379
3/16	10,324	10,474
4/16	10,362	10,514
5/16	10,352	10,517
6/16	10,532	10,706
7/16	10,588	10,774
8/16	10,560	10,761
9/16	10,551	10,755
10/16	10,456	10,673
11/16	10,201	10,420
12/16	10,204	10,435
1/17	10,223	10,456
2/17	10,281	10,526
3/17	10,271	10,520
4/17	10,348	10,601
5/17	10,425	10,683
6/17	10,405	10,672
7/17	10,444	10,718
8/17	10,539	10,814
9/17	10,482	10,763
10/17	10,482	10,769
11/17	10,463	10,755
12/17	10,507	10,805
1/18	10,380	10,680
2/18	10,273	10,579
3/18	10,331	10,647
4/18	10,253	10,568
5/18	10,322	10,643
6/18	10,302	10,630
7/18	10,292	10,632
8/18	10,351	10,701
9/18	10,283	10,632
10/18	10,195	10,548
11/18	10,243	10,611
12/18	10,434	10,806
1/19	10,534	10,921
2/19	10,524	10,914
3/19	10,723	11,124
4/19	10,713	11,127
5/19	10,893	11,324
6/19	11,032	11,466
7/19	11,042	11,492
8/19	11,321	11,789
9/19	11,252	11,727
10/19	11,282	11,762
11/19	11,262	11,756
12/19	11,252	11,748
1/20	11,465	11,974
2/20	11,658	12,189
3/20	11,597	12,118
4/20	11,790	12,333
5/20	11,841	12,390
6/20	11,912	12,469
7/20	12,084	12,655
8/20	11,973	12,553
9/20	11,963	12,546
10/20	11,902	12,490
11/20	12,013	12,612
12/20	12,028	12,630
1/21	11,932	12,539
2/21	11,715	12,358
3/21	11,606	12,204
4/21	11,703	12,300
5/21	11,715	12,340
6/21	11,811	12,427
7/21	11,944	12,566
8/21	11,920	12,542
9/21	11,811	12,433
10/21	11,799	12,430
11/21	11,823	12,467
12/21	11,783	12,435
1/22	11,538	12,167
2/22	11,403	12,031
3/22	11,084	11,697
4/22	10,655	11,253
5/22	10,716	11,326
6/22	10,545	11,148
7/22	10,802	11,420
8/22	10,495	11,098
9/22	10,042	10,618
10/22	9,907	10,481
11/22	10,263	10,866
12/22	10,184	10,817
1/23	10,519	11,150
2/23	10,234	10,862
3/23	10,507	11,138
4/23	10,556	11,205
5/23	10,445	11,083
6/23	10,395	11,043
7/23	10,383	11,036
8/23	10,308	10,965
9/23	10,035	10,687
10/23	9,873	10,518
11/23	10,320	10,994
12/23	10,707	11,415
1/24	10,681	11,384
2/24	10,526	11,223
3/24	10,603	11,327
4/24	10,345	11,041
5/24	10,513	11,228
6/24	10,616	11,334
7/24	10,861	11,599
8/24	11,016	11,765

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	6.87%	-0.55%	0.97%
Class J Shares Including Sales Charge	5.87%	-0.55%	0.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,294,014,000
Holdings Count | Holding	3,390
Advisory Fees Paid, Amount	$ 2,681,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,294,014 Total Number of Portfolio Holdings3,390 Portfolio Turnover Rate 57.0% Total Advisory Fees Paid (amount in thousands)$2,681
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.51%
Bonds	26.92%
Investment Companies	4.53%
Municipal Bonds	0.14%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000082026
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	Institutional
Trading Symbol	PNIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2024, the Fund’s investments performed in line with the Index. The top contributors to performance included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to investment grade corporate bonds, and a lower allocation compared to Index weight to government related credit. The top detractors from performance for the fiscal year included security specific impacts within investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly lower allocation compared to Index weight to commercial mortgage-backed securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $11,626	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	10,000	10,000
9/14	10,036	9,932
10/14	10,127	10,030
11/14	10,191	10,101
12/14	10,198	10,110
1/15	10,412	10,322
2/15	10,310	10,225
3/15	10,356	10,273
4/15	10,319	10,236
5/15	10,291	10,211
6/15	10,180	10,100
7/15	10,245	10,170
8/15	10,226	10,155
9/15	10,291	10,224
10/15	10,291	10,226
11/15	10,263	10,199
12/15	10,222	10,166
1/16	10,364	10,306
2/16	10,430	10,379
3/16	10,525	10,474
4/16	10,563	10,514
5/16	10,554	10,517
6/16	10,743	10,706
7/16	10,809	10,774
8/16	10,790	10,761
9/16	10,781	10,755
10/16	10,696	10,673
11/16	10,430	10,420
12/16	10,444	10,435
1/17	10,464	10,456
2/17	10,531	10,526
3/17	10,521	10,520
4/17	10,599	10,601
5/17	10,685	10,683
6/17	10,666	10,672
7/17	10,714	10,718
8/17	10,811	10,814
9/17	10,753	10,763
10/17	10,763	10,769
11/17	10,743	10,755
12/17	10,790	10,805
1/18	10,661	10,680
2/18	10,563	10,579
3/18	10,622	10,647
4/18	10,543	10,568
5/18	10,622	10,643
6/18	10,602	10,630
7/18	10,602	10,632
8/18	10,671	10,701
9/18	10,602	10,632
10/18	10,513	10,548
11/18	10,573	10,611
12/18	10,768	10,806
1/19	10,880	10,921
2/19	10,870	10,914
3/19	11,082	11,124
4/19	11,082	11,127
5/19	11,274	11,324
6/19	11,416	11,466
7/19	11,436	11,492
8/19	11,730	11,789
9/19	11,669	11,727
10/19	11,699	11,762
11/19	11,689	11,756
12/19	11,680	11,748
1/20	11,908	11,974
2/20	12,115	12,189
3/20	12,064	12,118
4/20	12,261	12,333
5/20	12,323	12,390
6/20	12,395	12,469
7/20	12,571	12,655
8/20	12,468	12,553
9/20	12,457	12,546
10/20	12,395	12,490
11/20	12,520	12,612
12/20	12,531	12,630
1/21	12,433	12,539
2/21	12,224	12,358
3/21	12,113	12,204
4/21	12,212	12,300
5/21	12,236	12,340
6/21	12,335	12,427
7/21	12,470	12,566
8/21	12,445	12,542
9/21	12,335	12,433
10/21	12,335	12,430
11/21	12,359	12,467
12/21	12,322	12,435
1/22	12,071	12,167
2/22	11,933	12,031
3/22	11,594	11,697
4/22	11,155	11,253
5/22	11,230	11,326
6/22	11,054	11,148
7/22	11,318	11,420
8/22	11,004	11,098
9/22	10,527	10,618
10/22	10,389	10,481
11/22	10,766	10,866
12/22	10,687	10,817
1/23	11,044	11,150
2/23	10,751	10,862
3/23	11,031	11,138
4/23	11,095	11,205
5/23	10,980	11,083
6/23	10,942	11,043
7/23	10,929	11,036
8/23	10,853	10,965
9/23	10,572	10,687
10/23	10,394	10,518
11/23	10,878	10,994
12/23	11,281	11,415
1/24	11,267	11,384
2/24	11,094	11,223
3/24	11,187	11,327
4/24	10,908	11,041
5/24	11,094	11,228
6/24	11,201	11,334
7/24	11,467	11,599
8/24	11,626	11,765

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	7.12%	-0.18%	1.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,294,014,000
Holdings Count | Holding	3,390
Advisory Fees Paid, Amount	$ 2,681,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,294,014 Total Number of Portfolio Holdings3,390 Portfolio Turnover Rate 57.0% Total Advisory Fees Paid (amount in thousands)$2,681
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.51%
Bonds	26.92%
Investment Companies	4.53%
Municipal Bonds	0.14%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000082027
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	R-1
Trading Symbol	PBIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2024, the Fund’s investments performed in line with the Index. The top contributors to performance included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to investment grade corporate bonds, and a lower allocation compared to Index weight to government related credit. The top detractors from performance for the fiscal year included security specific impacts within investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly lower allocation compared to Index weight to commercial mortgage-backed securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $10,533	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	10,000	10,000
9/14	9,918	9,932
10/14	10,000	10,030
11/14	10,055	10,101
12/14	10,053	10,110
1/15	10,257	10,322
2/15	10,145	10,225
3/15	10,192	10,273
4/15	10,145	10,236
5/15	10,108	10,211
6/15	9,988	10,100
7/15	10,053	10,170
8/15	10,025	10,155
9/15	10,081	10,224
10/15	10,071	10,226
11/15	10,034	10,199
12/15	9,988	10,166
1/16	10,119	10,306
2/16	10,176	10,379
3/16	10,260	10,474
4/16	10,288	10,514
5/16	10,279	10,517
6/16	10,458	10,706
7/16	10,514	10,774
8/16	10,486	10,761
9/16	10,467	10,755
10/16	10,373	10,673
11/16	10,119	10,420
12/16	10,118	10,435
1/17	10,128	10,456
2/17	10,194	10,526
3/17	10,175	10,520
4/17	10,242	10,601
5/17	10,317	10,683
6/17	10,289	10,672
7/17	10,327	10,718
8/17	10,412	10,814
9/17	10,355	10,763
10/17	10,346	10,769
11/17	10,327	10,755
12/17	10,367	10,805
1/18	10,232	10,680
2/18	10,126	10,579
3/18	10,184	10,647
4/18	10,097	10,568
5/18	10,165	10,643
6/18	10,136	10,630
7/18	10,136	10,632
8/18	10,194	10,701
9/18	10,116	10,632
10/18	10,030	10,548
11/18	10,078	10,611
12/18	10,249	10,806
1/19	10,347	10,921
2/19	10,337	10,914
3/19	10,523	11,124
4/19	10,514	11,127
5/19	10,690	11,324
6/19	10,817	11,466
7/19	10,836	11,492
8/19	11,110	11,789
9/19	11,032	11,727
10/19	11,051	11,762
11/19	11,042	11,756
12/19	11,022	11,748
1/20	11,230	11,974
2/20	11,418	12,189
3/20	11,359	12,118
4/20	11,547	12,333
5/20	11,586	12,390
6/20	11,646	12,469
7/20	11,804	12,655
8/20	11,695	12,553
9/20	11,675	12,546
10/20	11,616	12,490
11/20	11,715	12,612
12/20	11,728	12,630
1/21	11,622	12,539
2/21	11,423	12,358
3/21	11,306	12,204
4/21	11,388	12,300
5/21	11,400	12,340
6/21	11,482	12,427
7/21	11,610	12,566
8/21	11,575	12,542
9/21	11,470	12,433
10/21	11,447	12,430
11/21	11,470	12,467
12/21	11,425	12,435
1/22	11,177	12,167
2/22	11,047	12,031
3/22	10,728	11,697
4/22	10,314	11,253
5/22	10,373	11,326
6/22	10,207	11,148
7/22	10,444	11,420
8/22	10,148	11,098
9/22	9,699	10,618
10/22	9,557	10,481
11/22	9,911	10,866
12/22	9,833	10,817
1/23	10,142	11,150
2/23	9,869	10,862
3/23	10,118	11,138
4/23	10,178	11,205
5/23	10,059	11,083
6/23	10,011	11,043
7/23	9,988	11,036
8/23	9,916	10,965
9/23	9,655	10,687
10/23	9,488	10,518
11/23	9,916	10,994
12/23	10,287	11,415
1/24	10,263	11,384
2/24	10,103	11,223
3/24	10,177	11,327
4/24	9,918	11,041
5/24	10,078	11,228
6/24	10,164	11,334
7/24	10,398	11,599
8/24	10,533	11,765

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	6.22%	-1.06%	0.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,294,014,000
Holdings Count | Holding	3,390
Advisory Fees Paid, Amount	$ 2,681,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,294,014 Total Number of Portfolio Holdings3,390 Portfolio Turnover Rate 57.0% Total Advisory Fees Paid (amount in thousands)$2,681
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.51%
Bonds	26.92%
Investment Companies	4.53%
Municipal Bonds	0.14%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-1 shares into Class R-3 shares for the Fund following the close of business on November 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000082029
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	R-3
Trading Symbol	PBOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2024, the Fund’s investments performed in line with the Index. The top contributors to performance included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to investment grade corporate bonds, and a lower allocation compared to Index weight to government related credit. The top detractors from performance for the fiscal year included security specific impacts within investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly lower allocation compared to Index weight to commercial mortgage-backed securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $10,858	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	10,000	10,000
9/14	9,918	9,932
10/14	10,000	10,030
11/14	10,055	10,101
12/14	10,056	10,110
1/15	10,261	10,322
2/15	10,159	10,225
3/15	10,205	10,273
4/15	10,159	10,236
5/15	10,131	10,211
6/15	10,010	10,100
7/15	10,075	10,170
8/15	10,047	10,155
9/15	10,112	10,224
10/15	10,103	10,226
11/15	10,075	10,199
12/15	10,029	10,166
1/16	10,161	10,306
2/16	10,218	10,379
3/16	10,313	10,474
4/16	10,341	10,514
5/16	10,331	10,517
6/16	10,511	10,706
7/16	10,568	10,774
8/16	10,549	10,761
9/16	10,530	10,755
10/16	10,435	10,673
11/16	10,180	10,420
12/16	10,189	10,435
1/17	10,198	10,456
2/17	10,265	10,526
3/17	10,246	10,520
4/17	10,323	10,601
5/17	10,399	10,683
6/17	10,380	10,672
7/17	10,419	10,718
8/17	10,505	10,814
9/17	10,447	10,763
10/17	10,447	10,769
11/17	10,428	10,755
12/17	10,465	10,805
1/18	10,338	10,680
2/18	10,231	10,579
3/18	10,289	10,647
4/18	10,211	10,568
5/18	10,279	10,643
6/18	10,260	10,630
7/18	10,250	10,632
8/18	10,309	10,701
9/18	10,240	10,632
10/18	10,153	10,548
11/18	10,201	10,611
12/18	10,385	10,806
1/19	10,484	10,921
2/19	10,474	10,914
3/19	10,673	11,124
4/19	10,663	11,127
5/19	10,842	11,324
6/19	10,981	11,466
7/19	11,001	11,492
8/19	11,279	11,789
9/19	11,209	11,727
10/19	11,229	11,762
11/19	11,219	11,756
12/19	11,199	11,748
1/20	11,412	11,974
2/20	11,604	12,189
3/20	11,553	12,118
4/20	11,746	12,333
5/20	11,786	12,390
6/20	11,857	12,469
7/20	12,019	12,655
8/20	11,918	12,553
9/20	11,897	12,546
10/20	11,837	12,490
11/20	11,948	12,612
12/20	11,950	12,630
1/21	11,854	12,539
2/21	11,650	12,358
3/21	11,542	12,204
4/21	11,626	12,300
5/21	11,638	12,340
6/21	11,722	12,427
7/21	11,854	12,566
8/21	11,818	12,542
9/21	11,710	12,433
10/21	11,698	12,430
11/21	11,734	12,467
12/21	11,676	12,435
1/22	11,433	12,167
2/22	11,300	12,031
3/22	10,984	11,697
4/22	10,559	11,253
5/22	10,619	11,326
6/22	10,449	11,148
7/22	10,704	11,420
8/22	10,401	11,098
9/22	9,939	10,618
10/22	9,805	10,481
11/22	10,158	10,866
12/22	10,080	10,817
1/23	10,411	11,150
2/23	10,129	10,862
3/23	10,387	11,138
4/23	10,448	11,205
5/23	10,325	11,083
6/23	10,276	11,043
7/23	10,264	11,036
8/23	10,190	10,965
9/23	9,920	10,687
10/23	9,760	10,518
11/23	10,202	10,994
12/23	10,578	11,415
1/24	10,553	11,384
2/24	10,400	11,223
3/24	10,476	11,327
4/24	10,209	11,041
5/24	10,374	11,228
6/24	10,476	11,334
7/24	10,718	11,599
8/24	10,858	11,765

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	6.55%	-0.76%	0.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,294,014,000
Holdings Count | Holding	3,390
Advisory Fees Paid, Amount	$ 2,681,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,294,014 Total Number of Portfolio Holdings3,390 Portfolio Turnover Rate 57.0% Total Advisory Fees Paid (amount in thousands)$2,681
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.51%
Bonds	26.92%
Investment Companies	4.53%
Municipal Bonds	0.14%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-1 shares into Class R-3 shares for the Fund following the close of business on November 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000082030
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	R-4
Trading Symbol	PBIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2024, the Fund’s investments performed in line with the Index. The top contributors to performance included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to investment grade corporate bonds, and a lower allocation compared to Index weight to government related credit. The top detractors from performance for the fiscal year included security specific impacts within investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly lower allocation compared to Index weight to commercial mortgage-backed securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $11,105	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	10,000	10,000
9/14	9,927	9,932
10/14	10,009	10,030
11/14	10,064	10,101
12/14	10,069	10,110
1/15	10,274	10,322
2/15	10,172	10,225
3/15	10,218	10,273
4/15	10,181	10,236
5/15	10,144	10,211
6/15	10,032	10,100
7/15	10,097	10,170
8/15	10,079	10,155
9/15	10,134	10,224
10/15	10,134	10,226
11/15	10,107	10,199
12/15	10,062	10,166
1/16	10,195	10,306
2/16	10,261	10,379
3/16	10,346	10,474
4/16	10,375	10,514
5/16	10,375	10,517
6/16	10,555	10,706
7/16	10,611	10,774
8/16	10,593	10,761
9/16	10,583	10,755
10/16	10,488	10,673
11/16	10,233	10,420
12/16	10,246	10,435
1/17	10,256	10,456
2/17	10,323	10,526
3/17	10,304	10,520
4/17	10,381	10,601
5/17	10,458	10,683
6/17	10,439	10,672
7/17	10,477	10,718
8/17	10,573	10,814
9/17	10,516	10,763
10/17	10,516	10,769
11/17	10,496	10,755
12/17	10,534	10,805
1/18	10,406	10,680
2/18	10,308	10,579
3/18	10,367	10,647
4/18	10,288	10,568
5/18	10,357	10,643
6/18	10,337	10,630
7/18	10,337	10,632
8/18	10,396	10,701
9/18	10,328	10,632
10/18	10,239	10,548
11/18	10,298	10,611
12/18	10,475	10,806
1/19	10,585	10,921
2/19	10,575	10,914
3/19	10,766	11,124
4/19	10,796	11,127
5/19	10,976	11,324
6/19	11,117	11,466
7/19	11,137	11,492
8/19	11,417	11,789
9/19	11,347	11,727
10/19	11,377	11,762
11/19	11,367	11,756
12/19	11,352	11,748
1/20	11,566	11,974
2/20	11,769	12,189
3/20	11,708	12,118
4/20	11,901	12,333
5/20	11,952	12,390
6/20	12,023	12,469
7/20	12,196	12,655
8/20	12,084	12,553
9/20	12,074	12,546
10/20	12,013	12,490
11/20	12,125	12,612
12/20	12,131	12,630
1/21	12,034	12,539
2/21	11,829	12,358
3/21	11,721	12,204
4/21	11,805	12,300
5/21	11,817	12,340
6/21	11,914	12,427
7/21	12,046	12,566
8/21	12,022	12,542
9/21	11,914	12,433
10/21	11,902	12,430
11/21	11,926	12,467
12/21	11,882	12,435
1/22	11,637	12,167
2/22	11,502	12,031
3/22	11,172	11,697
4/22	10,743	11,253
5/22	10,816	11,326
6/22	10,633	11,148
7/22	10,902	11,420
8/22	10,584	11,098
9/22	10,118	10,618
10/22	9,983	10,481
11/22	10,351	10,866
12/22	10,269	10,817
1/23	10,604	11,150
2/23	10,331	10,862
3/23	10,591	11,138
4/23	10,653	11,205
5/23	10,529	11,083
6/23	10,492	11,043
7/23	10,480	11,036
8/23	10,405	10,965
9/23	10,120	10,687
10/23	9,959	10,518
11/23	10,418	10,994
12/23	10,796	11,415
1/24	10,783	11,384
2/24	10,615	11,223
3/24	10,705	11,327
4/24	10,435	11,041
5/24	10,602	11,228
6/24	10,705	11,334
7/24	10,950	11,599
8/24	11,105	11,765

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	6.72%	-0.55%	1.05%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,294,014,000
Holdings Count | Holding	3,390
Advisory Fees Paid, Amount	$ 2,681,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,294,014 Total Number of Portfolio Holdings3,390 Portfolio Turnover Rate 57.0% Total Advisory Fees Paid (amount in thousands)$2,681
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.51%
Bonds	26.92%
Investment Companies	4.53%
Municipal Bonds	0.14%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares into Class R-5 shares for the Fund following the close of business on November 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000082031
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	R-5
Trading Symbol	PBIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2024, the Fund’s investments performed in line with the Index. The top contributors to performance included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to investment grade corporate bonds, and a lower allocation compared to Index weight to government related credit. The top detractors from performance for the fiscal year included security specific impacts within investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly lower allocation compared to Index weight to commercial mortgage-backed securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $11,211	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	10,000	10,000
9/14	9,927	9,932
10/14	10,009	10,030
11/14	10,064	10,101
12/14	10,078	10,110
1/15	10,282	10,322
2/15	10,180	10,225
3/15	10,226	10,273
4/15	10,180	10,236
5/15	10,152	10,211
6/15	10,041	10,100
7/15	10,106	10,170
8/15	10,087	10,155
9/15	10,143	10,224
10/15	10,143	10,226
11/15	10,115	10,199
12/15	10,068	10,166
1/16	10,209	10,306
2/16	10,276	10,379
3/16	10,361	10,474
4/16	10,398	10,514
5/16	10,389	10,517
6/16	10,569	10,706
7/16	10,635	10,774
8/16	10,616	10,761
9/16	10,597	10,755
10/16	10,512	10,673
11/16	10,257	10,420
12/16	10,264	10,435
1/17	10,283	10,456
2/17	10,351	10,526
3/17	10,331	10,520
4/17	10,408	10,601
5/17	10,485	10,683
6/17	10,475	10,672
7/17	10,514	10,718
8/17	10,610	10,814
9/17	10,552	10,763
10/17	10,552	10,769
11/17	10,533	10,755
12/17	10,581	10,805
1/18	10,454	10,680
2/18	10,356	10,579
3/18	10,415	10,647
4/18	10,336	10,568
5/18	10,405	10,643
6/18	10,385	10,630
7/18	10,385	10,632
8/18	10,444	10,701
9/18	10,375	10,632
10/18	10,287	10,548
11/18	10,346	10,611
12/18	10,531	10,806
1/19	10,631	10,921
2/19	10,631	10,914
3/19	10,832	11,124
4/19	10,822	11,127
5/19	11,012	11,324
6/19	11,143	11,466
7/19	11,173	11,492
8/19	11,454	11,789
9/19	11,383	11,727
10/19	11,414	11,762
11/19	11,404	11,756
12/19	11,394	11,748
1/20	11,609	11,974
2/20	11,814	12,189
3/20	11,762	12,118
4/20	11,957	12,333
5/20	12,008	12,390
6/20	12,080	12,469
7/20	12,244	12,655
8/20	12,141	12,553
9/20	12,131	12,546
10/20	12,070	12,490
11/20	12,182	12,612
12/20	12,198	12,630
1/21	12,101	12,539
2/21	11,894	12,358
3/21	11,784	12,204
4/21	11,869	12,300
5/21	11,894	12,340
6/21	11,979	12,427
7/21	12,113	12,566
8/21	12,088	12,542
9/21	11,979	12,433
10/21	11,967	12,430
11/21	12,003	12,467
12/21	11,957	12,435
1/22	11,710	12,167
2/22	11,573	12,031
3/22	11,252	11,697
4/22	10,818	11,253
5/22	10,880	11,326
6/22	10,707	11,148
7/22	10,967	11,420
8/22	10,657	11,098
9/22	10,199	10,618
10/22	10,063	10,481
11/22	10,435	10,866
12/22	10,353	10,817
1/23	10,692	11,150
2/23	10,403	10,862
3/23	10,667	11,138
4/23	10,730	11,205
5/23	10,617	11,083
6/23	10,579	11,043
7/23	10,554	11,036
8/23	10,491	10,965
9/23	10,215	10,687
10/23	10,039	10,518
11/23	10,504	10,994
12/23	10,898	11,415
1/24	10,872	11,384
2/24	10,715	11,223
3/24	10,794	11,327
4/24	10,533	11,041
5/24	10,702	11,228
6/24	10,807	11,334
7/24	11,055	11,599
8/24	11,211	11,765

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	6.86%	-0.43%	1.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,294,014,000
Holdings Count | Holding	3,390
Advisory Fees Paid, Amount	$ 2,681,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,294,014 Total Number of Portfolio Holdings3,390 Portfolio Turnover Rate 57.0% Total Advisory Fees Paid (amount in thousands)$2,681
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.51%
Bonds	26.92%
Investment Companies	4.53%
Municipal Bonds	0.14%
Other Assets and Liabilities	(2.10)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares into Class R-5 shares for the Fund following the close of business on November 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000129138
Shareholder Report [Line Items]
Fund Name	Capital Securities Fund
Class Name	Class S
Trading Symbol	PCSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Securities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities at the time of purchase. It may invest up to 100% of its assets in below investment grade (sometimes called "junk") preferred securities which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global, provided that the issuer of such below investment grade preferred securities has senior debt outstanding that is rated at the time of purchase BBB- or higher by S&P Global or Baa3 or higher by Moody's. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Preferred ETFs detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S shares at net asset value $15,937	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,919	9,721	9,924
10/14	9,999	9,722	10,021
11/14	10,066	9,687	10,106
12/14	10,059	9,620	10,094
1/15	10,170	9,605	10,256
2/15	10,269	9,527	10,339
3/15	10,324	9,435	10,405
4/15	10,389	9,536	10,441
5/15	10,393	9,365	10,444
6/15	10,306	9,324	10,346
7/15	10,373	9,345	10,450
8/15	10,334	9,356	10,399
9/15	10,312	9,404	10,406
10/15	10,439	9,423	10,584
11/15	10,463	9,267	10,628
12/15	10,431	9,317	10,643
1/16	10,371	9,397	10,606
2/16	10,107	9,607	10,492
3/16	10,347	9,866	10,728
4/16	10,457	9,997	10,851
5/16	10,589	9,863	10,998
6/16	10,590	10,152	11,083
7/16	10,855	10,228	11,297
8/16	11,034	10,178	11,406
9/16	11,034	10,234	11,347
10/16	11,132	9,950	11,346
11/16	10,942	9,555	10,997
12/16	11,023	9,511	11,048
1/17	11,229	9,618	11,283
2/17	11,426	9,664	11,497
3/17	11,477	9,678	11,552
4/17	11,653	9,788	11,712
5/17	11,830	9,939	11,835
6/17	11,960	9,930	11,958
7/17	12,076	10,097	12,050
8/17	12,095	10,197	12,095
9/17	12,148	10,106	12,138
10/17	12,271	10,067	12,184
11/17	12,251	10,179	12,192
12/17	12,298	10,214	12,214
1/18	12,328	10,336	12,081
2/18	12,227	10,244	12,084
3/18	12,147	10,353	12,067
4/18	12,155	10,188	12,007
5/18	12,039	10,110	12,041
6/18	12,006	10,065	12,094
7/18	12,129	10,048	12,171
8/18	12,200	10,059	12,290
9/18	12,182	9,972	12,223
10/18	12,057	9,861	12,040
11/18	11,872	9,892	11,820
12/18	11,731	10,092	11,671
1/19	12,136	10,245	12,274
2/19	12,319	10,186	12,479
3/19	12,451	10,314	12,642
4/19	12,674	10,283	12,815
5/19	12,680	10,423	12,858
6/19	12,942	10,654	13,077
7/19	13,100	10,624	13,295
8/19	13,223	10,840	13,424
9/19	13,347	10,730	13,512
10/19	13,557	10,801	13,647
11/19	13,639	10,720	13,648
12/19	13,774	10,782	13,817
1/20	13,974	10,920	13,984
2/20	13,839	10,993	13,684
3/20	12,022	10,747	12,233
4/20	13,018	10,958	13,177
5/20	13,290	11,006	13,428
6/20	13,481	11,104	13,450
7/20	13,930	11,458	13,999
8/20	14,204	11,440	14,247
9/20	14,144	11,399	14,133
10/20	14,236	11,410	14,222
11/20	14,664	11,617	14,643
12/20	14,833	11,774	14,870
1/21	14,857	11,670	14,760
2/21	14,854	11,469	14,640
3/21	14,865	11,248	14,809
4/21	15,075	11,390	15,000
5/21	15,129	11,497	15,088
6/21	15,264	11,396	15,289
7/21	15,371	11,548	15,355
8/21	15,449	11,500	15,385
9/21	15,445	11,295	15,382
10/21	15,384	11,268	15,368
11/21	15,245	11,235	15,155
12/21	15,388	11,219	15,380
1/22	15,119	10,989	15,001
2/22	14,702	10,859	14,526
3/22	14,579	10,528	14,406
4/22	14,160	9,951	13,789
5/22	13,965	9,978	13,828
6/22	13,381	9,658	13,251
7/22	14,021	9,864	13,945
8/22	13,867	9,474	13,624
9/22	13,172	8,988	13,092
10/22	13,173	8,926	12,784
11/22	13,465	9,346	13,247
12/22	13,641	9,396	13,096
1/23	14,380	9,705	14,227
2/23	14,179	9,382	13,955
3/23	13,258	9,679	13,292
4/23	13,426	9,722	13,496
5/23	13,376	9,532	13,338
6/23	13,531	9,531	13,471
7/23	13,862	9,597	13,687
8/23	13,795	9,466	13,599
9/23	13,715	9,189	13,444
10/23	13,492	9,079	13,039
11/23	14,095	9,537	13,870
12/23	14,571	9,933	14,313
1/24	14,895	9,796	14,686
2/24	14,974	9,673	14,812
3/24	15,219	9,726	14,963
4/24	15,118	9,481	14,655
5/24	15,367	9,605	14,942
6/24	15,500	9,619	15,034
7/24	15,716	9,885	15,183
8/24	15,937	10,119	15,578

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class S Shares	15.53%	3.80%	4.77%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,201,579,000
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,201,579 Total Number of Portfolio Holdings181 Portfolio Turnover Rate 18.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	97.58%
Investment Companies	2.79%
Preferred Stocks	0.49%
Other Assets and Liabilities	(0.86)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000085834
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	Class A
Trading Symbol	PRDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.20%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation weighed on results, but the impact was moderated by favorable manager selection. Dedicated allocations to timber and climate change within global natural resources benefited performance. Timber enjoyed strong gains in homebuilder and home construction-related stocks. Climate change benefited from strong stock selection within industrials, information technology, and financial names. Elsewhere, an overweight to commodities hindered results. An underweight to real estate investment trusts (REITs) further weighed on performance as the sector recovered on the back of oversold conditions and falling rates. Finally, an underweight to infrastructure hampered returns as falling rates and artificial intelligence enthusiasm boosted performance. Manager selection enhanced returns, led by Wellington, which benefited from favorable positioning within energy. Manager selection within global REITS was robust due in part to stock selection in healthcare. Manager selection within infrastructure was an offset; both Delaware and Clearbridge were hurt by weak stock selection within electric utilities and energy. Derivatives did not materially impact performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $11,776	MSCI ACWI NR USD Index $23,192	S&P Global Infrastructure Index NTR $15,643
8/14	9,627	10,000	10,000
9/14	9,270	9,676	9,606
10/14	9,255	9,744	9,763
11/14	9,153	9,907	9,765
12/14	8,976	9,716	9,700
1/15	8,954	9,564	9,708
2/15	9,087	10,096	9,698
3/15	8,939	9,940	9,610
4/15	9,162	10,228	10,028
5/15	9,028	10,215	9,864
6/15	8,849	9,974	9,409
7/15	8,641	10,061	9,510
8/15	8,344	9,371	8,980
9/15	7,927	9,032	8,732
10/15	8,210	9,741	9,149
11/15	8,024	9,660	8,753
12/15	7,840	9,486	8,519
1/16	7,503	8,914	8,452
2/16	7,518	8,853	8,527
3/16	7,869	9,509	9,243
4/16	8,079	9,649	9,453
5/16	8,086	9,661	9,396
6/16	8,213	9,603	9,672
7/16	8,310	10,017	9,939
8/16	8,273	10,050	9,749
9/16	8,348	10,112	9,919
10/16	8,176	9,940	9,637
11/16	8,131	10,016	9,237
12/16	8,263	10,232	9,494
1/17	8,439	10,512	9,620
2/17	8,539	10,807	9,900
3/17	8,531	10,939	10,231
4/17	8,577	11,109	10,401
5/17	8,584	11,355	10,824
6/17	8,592	11,406	10,807
7/17	8,783	11,725	11,162
8/17	8,822	11,770	11,334
9/17	8,852	11,997	11,125
10/17	8,898	12,247	11,228
11/17	8,913	12,484	11,415
12/17	9,064	12,685	11,305
1/18	9,251	13,401	11,432
2/18	8,900	12,838	10,659
3/18	8,931	12,554	10,661
4/18	9,118	12,683	10,919
5/18	9,157	12,699	10,704
6/18	9,142	12,630	10,901
7/18	9,212	13,011	11,091
8/18	9,118	13,113	10,814
9/18	9,111	13,170	10,704
10/18	8,698	12,183	10,279
11/18	8,682	12,361	10,466
12/18	8,318	11,491	10,132
1/19	8,864	12,398	11,013
2/19	8,913	12,730	11,264
3/19	9,033	12,890	11,534
4/19	9,089	13,325	11,668
5/19	8,840	12,535	11,490
6/19	9,162	13,355	12,103
7/19	9,073	13,394	11,859
8/19	9,017	13,077	11,895
9/19	9,129	13,352	12,147
10/19	9,242	13,717	12,329
11/19	9,242	14,052	12,223
12/19	9,538	14,547	12,741
1/20	9,424	14,386	12,942
2/20	8,950	13,224	11,698
3/20	7,667	11,439	9,007
4/20	8,149	12,664	9,854
5/20	8,386	13,215	10,372
6/20	8,517	13,637	10,234
7/20	8,876	14,359	10,536
8/20	9,097	15,237	10,702
9/20	8,917	14,746	10,374
10/20	8,868	14,388	10,259
11/20	9,530	16,161	11,575
12/20	9,875	16,912	11,914
1/21	9,859	16,835	11,657
2/21	10,088	17,225	11,740
3/21	10,276	17,685	12,248
4/21	10,678	18,458	12,678
5/21	10,923	18,745	12,737
6/21	10,899	18,992	12,508
7/21	11,005	19,123	12,623
8/21	11,079	19,602	12,844
9/21	11,046	18,792	12,670
10/21	11,433	19,751	13,124
11/21	11,097	19,275	12,416
12/21	11,549	20,047	13,229
1/22	11,523	19,062	13,091
2/22	11,688	18,570	13,410
3/22	12,198	18,972	14,191
4/22	11,884	17,453	13,721
5/22	12,015	17,474	14,212
6/22	10,964	16,001	13,105
7/22	11,456	17,118	13,621
8/22	11,184	16,488	13,406
9/22	10,045	14,910	11,819
10/22	10,513	15,809	12,412
11/22	11,134	17,036	13,405
12/22	10,790	16,365	13,099
1/23	11,241	17,538	13,752
2/23	10,819	17,036	13,281
3/23	10,915	17,561	13,587
4/23	11,033	17,813	13,936
5/23	10,531	17,622	13,145
6/23	10,827	18,646	13,531
7/23	11,114	19,328	13,797
8/23	10,777	18,788	13,141
9/23	10,387	18,011	12,516
10/23	10,187	17,469	12,135
11/23	10,705	19,082	13,303
12/23	11,105	19,998	13,856
1/24	10,834	20,116	13,414
2/24	10,844	20,979	13,404
3/24	11,269	21,637	14,012
4/24	11,068	20,924	13,932
5/24	11,440	21,774	14,787
6/24	11,229	22,259	14,338
7/24	11,553	22,618	14,962
8/24	11,776	23,192	15,643

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	9.27%	5.48%	2.03%
Class A Shares Including Sales Charge	5.20%	4.68%	1.65%
MSCI ACWI NR USD Index	23.44%	12.14%	8.78%
S&P Global Infrastructure Index NTR	19.04%	5.63%	4.58%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,117,251,000
Holdings Count | Holding	931
Advisory Fees Paid, Amount	$ 25,091,000
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,117,251 Total Number of Portfolio Holdings931 Portfolio Turnover Rate 84.0% Total Advisory Fees Paid (amount in thousands)$25,091
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	59.12%
U.S. Government & Government Agency Obligations	26.70%
Investment Companies	10.82%
Senior Floating Rate Interests	4.33%
Bonds	0.59%
Preferred Stocks	0.18%
Purchased Options	0.01%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.75)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000085836
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	Institutional
Trading Symbol	PDRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation weighed on results, but the impact was moderated by favorable manager selection. Dedicated allocations to timber and climate change within global natural resources benefited performance. Timber enjoyed strong gains in homebuilder and home construction-related stocks. Climate change benefited from strong stock selection within industrials, information technology, and financial names. Elsewhere, an overweight to commodities hindered results. An underweight to real estate investment trusts (REITs) further weighed on performance as the sector recovered on the back of oversold conditions and falling rates. Finally, an underweight to infrastructure hampered returns as falling rates and artificial intelligence enthusiasm boosted performance. Manager selection enhanced returns, led by Wellington, which benefited from favorable positioning within energy. Manager selection within global REITS was robust due in part to stock selection in healthcare. Manager selection within infrastructure was an offset; both Delaware and Clearbridge were hurt by weak stock selection within electric utilities and energy. Derivatives did not materially impact performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $12,690	MSCI ACWI NR USD Index $23,192	S&P Global Infrastructure Index NTR $15,643
8/14	10,000	10,000	10,000
9/14	9,629	9,676	9,606
10/14	9,621	9,744	9,763
11/14	9,508	9,907	9,765
12/14	9,336	9,716	9,700
1/15	9,313	9,564	9,708
2/15	9,460	10,096	9,698
3/15	9,305	9,940	9,610
4/15	9,537	10,228	10,028
5/15	9,405	10,215	9,864
6/15	9,220	9,974	9,409
7/15	9,003	10,061	9,510
8/15	8,702	9,371	8,980
9/15	8,268	9,032	8,732
10/15	8,562	9,741	9,149
11/15	8,377	9,660	8,753
12/15	8,179	9,486	8,519
1/16	7,835	8,914	8,452
2/16	7,851	8,853	8,527
3/16	8,225	9,509	9,243
4/16	8,444	9,649	9,453
5/16	8,452	9,661	9,396
6/16	8,593	9,603	9,672
7/16	8,694	10,017	9,939
8/16	8,655	10,050	9,749
9/16	8,741	10,112	9,919
10/16	8,561	9,940	9,637
11/16	8,522	10,016	9,237
12/16	8,658	10,232	9,494
1/17	8,850	10,512	9,620
2/17	8,954	10,807	9,900
3/17	8,954	10,939	10,231
4/17	9,002	11,109	10,401
5/17	9,018	11,355	10,824
6/17	9,026	11,406	10,807
7/17	9,227	11,725	11,162
8/17	9,275	11,770	11,334
9/17	9,307	11,997	11,125
10/17	9,355	12,247	11,228
11/17	9,371	12,484	11,415
12/17	9,538	12,685	11,305
1/18	9,735	13,401	11,432
2/18	9,374	12,838	10,659
3/18	9,407	12,554	10,661
4/18	9,604	12,683	10,919
5/18	9,653	12,699	10,704
6/18	9,637	12,630	10,901
7/18	9,710	13,011	11,091
8/18	9,620	13,113	10,814
9/18	9,612	13,170	10,704
10/18	9,178	12,183	10,279
11/18	9,161	12,361	10,466
12/18	8,785	11,491	10,132
1/19	9,362	12,398	11,013
2/19	9,413	12,730	11,264
3/19	9,548	12,890	11,534
4/19	9,608	13,325	11,668
5/19	9,345	12,535	11,490
6/19	9,693	13,355	12,103
7/19	9,599	13,394	11,859
8/19	9,540	13,077	11,895
9/19	9,659	13,352	12,147
10/19	9,786	13,717	12,329
11/19	9,786	14,052	12,223
12/19	10,104	14,547	12,741
1/20	9,991	14,386	12,942
2/20	9,496	13,224	11,698
3/20	8,133	11,439	9,007
4/20	8,646	12,664	9,854
5/20	8,897	13,215	10,372
6/20	9,045	13,637	10,234
7/20	9,427	14,359	10,536
8/20	9,670	15,237	10,702
9/20	9,479	14,746	10,374
10/20	9,427	14,388	10,259
11/20	10,130	16,161	11,575
12/20	10,505	16,912	11,914
1/21	10,488	16,835	11,657
2/21	10,732	17,225	11,740
3/21	10,942	17,685	12,248
4/21	11,369	18,458	12,678
5/21	11,631	18,745	12,737
6/21	11,613	18,992	12,508
7/21	11,736	19,123	12,623
8/21	11,814	19,602	12,844
9/21	11,779	18,792	12,670
10/21	12,200	19,751	13,124
11/21	11,850	19,275	12,416
12/21	12,327	20,047	13,229
1/22	12,299	19,062	13,091
2/22	12,485	18,570	13,410
3/22	13,030	18,972	14,191
4/22	12,703	17,453	13,721
5/22	12,852	17,474	14,212
6/22	11,730	16,001	13,105
7/22	12,256	17,118	13,621
8/22	11,974	16,488	13,406
9/22	10,757	14,910	11,819
10/22	11,268	15,809	12,412
11/22	11,923	17,036	13,405
12/22	11,568	16,365	13,099
1/23	12,051	17,538	13,752
2/23	11,599	17,036	13,281
3/23	11,712	17,561	13,587
4/23	11,839	17,813	13,936
5/23	11,300	17,622	13,145
6/23	11,620	18,646	13,531
7/23	11,939	19,328	13,797
8/23	11,577	18,788	13,141
9/23	11,157	18,011	12,516
10/23	10,943	17,469	12,135
11/23	11,511	19,082	13,303
12/23	11,942	19,998	13,856
1/24	11,661	20,116	13,414
2/24	11,672	20,979	13,404
3/24	12,131	21,637	14,012
4/24	11,914	20,924	13,932
5/24	12,326	21,774	14,787
6/24	12,099	22,259	14,338
7/24	12,449	22,618	14,962
8/24	12,690	23,192	15,643

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	9.61%	5.87%	2.41%
MSCI ACWI NR USD Index	23.44%	12.14%	8.78%
S&P Global Infrastructure Index NTR	19.04%	5.63%	4.58%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,117,251,000
Holdings Count | Holding	931
Advisory Fees Paid, Amount	$ 25,091,000
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,117,251 Total Number of Portfolio Holdings931 Portfolio Turnover Rate 84.0% Total Advisory Fees Paid (amount in thousands)$25,091
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	59.12%
U.S. Government & Government Agency Obligations	26.70%
Investment Companies	10.82%
Senior Floating Rate Interests	4.33%
Bonds	0.59%
Preferred Stocks	0.18%
Purchased Options	0.01%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.75)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000167692
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	R-3
Trading Symbol	PGDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation weighed on results, but the impact was moderated by favorable manager selection. Dedicated allocations to timber and climate change within global natural resources benefited performance. Timber enjoyed strong gains in homebuilder and home construction-related stocks. Climate change benefited from strong stock selection within industrials, information technology, and financial names. Elsewhere, an overweight to commodities hindered results. An underweight to real estate investment trusts (REITs) further weighed on performance as the sector recovered on the back of oversold conditions and falling rates. Finally, an underweight to infrastructure hampered returns as falling rates and artificial intelligence enthusiasm boosted performance. Manager selection enhanced returns, led by Wellington, which benefited from favorable positioning within energy. Manager selection within global REITS was robust due in part to stock selection in healthcare. Manager selection within infrastructure was an offset; both Delaware and Clearbridge were hurt by weak stock selection within electric utilities and energy. Derivatives did not materially impact performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $12,017	MSCI ACWI NR USD Index $23,192	S&P Global Infrastructure Index NTR $15,643
8/14	10,000	10,000	10,000
9/14	9,625	9,676	9,606
10/14	9,613	9,744	9,763
11/14	9,496	9,907	9,765
12/14	9,320	9,716	9,700
1/15	9,292	9,564	9,708
2/15	9,435	10,096	9,698
3/15	9,277	9,940	9,610
4/15	9,504	10,228	10,028
5/15	9,368	10,215	9,864
6/15	9,179	9,974	9,409
7/15	8,960	10,061	9,510
8/15	8,655	9,371	8,980
9/15	8,221	9,032	8,732
10/15	8,510	9,741	9,149
11/15	8,322	9,660	8,753
12/15	8,122	9,486	8,519
1/16	7,777	8,914	8,452
2/16	7,789	8,853	8,527
3/16	8,158	9,509	9,243
4/16	8,375	9,649	9,453
5/16	8,383	9,661	9,396
6/16	8,514	9,603	9,672
7/16	8,615	10,017	9,939
8/16	8,569	10,050	9,749
9/16	8,646	10,112	9,919
10/16	8,468	9,940	9,637
11/16	8,421	10,016	9,237
12/16	8,556	10,232	9,494
1/17	8,746	10,512	9,620
2/17	8,841	10,807	9,900
3/17	8,841	10,939	10,231
4/17	8,880	11,109	10,401
5/17	8,888	11,355	10,824
6/17	8,896	11,406	10,807
7/17	9,094	11,725	11,162
8/17	9,134	11,770	11,334
9/17	9,158	11,997	11,125
10/17	9,205	12,247	11,228
11/17	9,221	12,484	11,415
12/17	9,373	12,685	11,305
1/18	9,566	13,401	11,432
2/18	9,204	12,838	10,659
3/18	9,236	12,554	10,661
4/18	9,421	12,683	10,919
5/18	9,461	12,699	10,704
6/18	9,445	12,630	10,901
7/18	9,518	13,011	11,091
8/18	9,421	13,113	10,814
9/18	9,405	13,170	10,704
10/18	8,978	12,183	10,279
11/18	8,970	12,361	10,466
12/18	8,588	11,491	10,132
1/19	9,144	12,398	11,013
2/19	9,202	12,730	11,264
3/19	9,327	12,890	11,534
4/19	9,377	13,325	11,668
5/19	9,119	12,535	11,490
6/19	9,451	13,355	12,103
7/19	9,360	13,394	11,859
8/19	9,302	13,077	11,895
9/19	9,410	13,352	12,147
10/19	9,534	13,717	12,329
11/19	9,526	14,052	12,223
12/19	9,832	14,547	12,741
1/20	9,714	14,386	12,942
2/20	9,231	13,224	11,698
3/20	7,901	11,439	9,007
4/20	8,392	12,664	9,854
5/20	8,638	13,215	10,372
6/20	8,774	13,637	10,234
7/20	9,138	14,359	10,536
8/20	9,375	15,237	10,702
9/20	9,180	14,746	10,374
10/20	9,129	14,388	10,259
11/20	9,807	16,161	11,575
12/20	10,167	16,912	11,914
1/21	10,150	16,835	11,657
2/21	10,379	17,225	11,740
3/21	10,574	17,685	12,248
4/21	10,981	18,458	12,678
5/21	11,235	18,745	12,737
6/21	11,210	18,992	12,508
7/21	11,320	19,123	12,623
8/21	11,388	19,602	12,844
9/21	11,352	18,792	12,670
10/21	11,760	19,751	13,124
11/21	11,413	19,275	12,416
12/21	11,867	20,047	13,229
1/22	11,839	19,062	13,091
2/22	12,011	18,570	13,410
3/22	12,535	18,972	14,191
4/22	12,209	17,453	13,721
5/22	12,345	17,474	14,212
6/22	11,262	16,001	13,105
7/22	11,771	17,118	13,621
8/22	11,489	16,488	13,406
9/22	10,319	14,910	11,819
10/22	10,803	15,809	12,412
11/22	11,425	17,036	13,405
12/22	11,077	16,365	13,099
1/23	11,543	17,538	13,752
2/23	11,108	17,036	13,281
3/23	11,203	17,561	13,587
4/23	11,326	17,813	13,936
5/23	10,796	17,622	13,145
6/23	11,101	18,646	13,531
7/23	11,398	19,328	13,797
8/23	11,049	18,788	13,141
9/23	10,642	18,011	12,516
10/23	10,447	17,469	12,135
11/23	10,982	19,082	13,303
12/23	11,381	19,998	13,856
1/24	11,102	20,116	13,414
2/24	11,112	20,979	13,404
3/24	11,549	21,637	14,012
4/24	11,341	20,924	13,932
5/24	11,715	21,774	14,787
6/24	11,494	22,259	14,338
7/24	11,787	22,618	14,962
8/24	12,017	23,192	15,643

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-3 Shares	8.76%	5.26%	1.85%
MSCI ACWI NR USD Index	23.44%	12.14%	8.78%
S&P Global Infrastructure Index NTR	19.04%	5.63%	4.58%

Performance Inception Date	Mar. 16, 2010
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,117,251,000
Holdings Count | Holding	931
Advisory Fees Paid, Amount	$ 25,091,000
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,117,251 Total Number of Portfolio Holdings931 Portfolio Turnover Rate 84.0% Total Advisory Fees Paid (amount in thousands)$25,091
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	59.12%
U.S. Government & Government Agency Obligations	26.70%
Investment Companies	10.82%
Senior Floating Rate Interests	4.33%
Bonds	0.59%
Preferred Stocks	0.18%
Purchased Options	0.01%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.75)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000150253
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	R-6
Trading Symbol	PDARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation weighed on results, but the impact was moderated by favorable manager selection. Dedicated allocations to timber and climate change within global natural resources benefited performance. Timber enjoyed strong gains in homebuilder and home construction-related stocks. Climate change benefited from strong stock selection within industrials, information technology, and financial names. Elsewhere, an overweight to commodities hindered results. An underweight to real estate investment trusts (REITs) further weighed on performance as the sector recovered on the back of oversold conditions and falling rates. Finally, an underweight to infrastructure hampered returns as falling rates and artificial intelligence enthusiasm boosted performance. Manager selection enhanced returns, led by Wellington, which benefited from favorable positioning within energy. Manager selection within global REITS was robust due in part to stock selection in healthcare. Manager selection within infrastructure was an offset; both Delaware and Clearbridge were hurt by weak stock selection within electric utilities and energy. Derivatives did not materially impact performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $12,751	MSCI ACWI NR USD Index $23,192	S&P Global Infrastructure Index NTR $15,643
8/14	10,000	10,000	10,000
9/14	9,629	9,676	9,606
10/14	9,621	9,744	9,763
11/14	9,508	9,907	9,765
12/14	9,336	9,716	9,700
1/15	9,312	9,564	9,708
2/15	9,459	10,096	9,698
3/15	9,305	9,940	9,610
4/15	9,544	10,228	10,028
5/15	9,405	10,215	9,864
6/15	9,220	9,974	9,409
7/15	9,003	10,061	9,510
8/15	8,701	9,371	8,980
9/15	8,268	9,032	8,732
10/15	8,562	9,741	9,149
11/15	8,376	9,660	8,753
12/15	8,181	9,486	8,519
1/16	7,838	8,914	8,452
2/16	7,853	8,853	8,527
3/16	8,228	9,509	9,243
4/16	8,447	9,649	9,453
5/16	8,455	9,661	9,396
6/16	8,596	9,603	9,672
7/16	8,697	10,017	9,939
8/16	8,658	10,050	9,749
9/16	8,744	10,112	9,919
10/16	8,564	9,940	9,637
11/16	8,525	10,016	9,237
12/16	8,661	10,232	9,494
1/17	8,854	10,512	9,620
2/17	8,958	10,807	9,900
3/17	8,958	10,939	10,231
4/17	9,006	11,109	10,401
5/17	9,022	11,355	10,824
6/17	9,030	11,406	10,807
7/17	9,230	11,725	11,162
8/17	9,279	11,770	11,334
9/17	9,311	11,997	11,125
10/17	9,359	12,247	11,228
11/17	9,383	12,484	11,415
12/17	9,548	12,685	11,305
1/18	9,745	13,401	11,432
2/18	9,384	12,838	10,659
3/18	9,417	12,554	10,661
4/18	9,613	12,683	10,919
5/18	9,663	12,699	10,704
6/18	9,646	12,630	10,901
7/18	9,720	13,011	11,091
8/18	9,630	13,113	10,814
9/18	9,622	13,170	10,704
10/18	9,187	12,183	10,279
11/18	9,179	12,361	10,466
12/18	8,800	11,491	10,132
1/19	9,369	12,398	11,013
2/19	9,428	12,730	11,264
3/19	9,564	12,890	11,534
4/19	9,624	13,325	11,668
5/19	9,360	12,535	11,490
6/19	9,708	13,355	12,103
7/19	9,624	13,394	11,859
8/19	9,564	13,077	11,895
9/19	9,683	13,352	12,147
10/19	9,810	13,717	12,329
11/19	9,810	14,052	12,223
12/19	10,125	14,547	12,741
1/20	10,004	14,386	12,942
2/20	9,508	13,224	11,698
3/20	8,151	11,439	9,007
4/20	8,664	12,664	9,854
5/20	8,916	13,215	10,372
6/20	9,064	13,637	10,234
7/20	9,447	14,359	10,536
8/20	9,690	15,237	10,702
9/20	9,499	14,746	10,374
10/20	9,447	14,388	10,259
11/20	10,151	16,161	11,575
12/20	10,524	16,912	11,914
1/21	10,515	16,835	11,657
2/21	10,760	17,225	11,740
3/21	10,970	17,685	12,248
4/21	11,399	18,458	12,678
5/21	11,661	18,745	12,737
6/21	11,635	18,992	12,508
7/21	11,758	19,123	12,623
8/21	11,836	19,602	12,844
9/21	11,806	18,792	12,670
10/21	12,238	19,751	13,124
11/21	11,878	19,275	12,416
12/21	12,358	20,047	13,229
1/22	12,339	19,062	13,091
2/22	12,517	18,570	13,410
3/22	13,065	18,972	14,191
4/22	12,746	17,453	13,721
5/22	12,887	17,474	14,212
6/22	11,762	16,001	13,105
7/22	12,300	17,118	13,621
8/22	12,007	16,488	13,406
9/22	10,797	14,910	11,819
10/22	11,300	15,809	12,412
11/22	11,968	17,036	13,405
12/22	11,603	16,365	13,099
1/23	12,089	17,538	13,752
2/23	11,645	17,036	13,281
3/23	11,750	17,561	13,587
4/23	11,888	17,813	13,936
5/23	11,336	17,622	13,145
6/23	11,669	18,646	13,531
7/23	11,980	19,328	13,797
8/23	11,616	18,788	13,141
9/23	11,196	18,011	12,516
10/23	10,992	17,469	12,135
11/23	11,562	19,082	13,303
12/23	11,986	19,998	13,856
1/24	11,704	20,116	13,414
2/24	11,715	20,979	13,404
3/24	12,188	21,637	14,012
4/24	11,970	20,924	13,932
5/24	12,373	21,774	14,787
6/24	12,147	22,259	14,338
7/24	12,510	22,618	14,962
8/24	12,751	23,192	15,643

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	9.78%	5.92%	2.46%
MSCI ACWI NR USD Index	23.44%	12.14%	8.78%
S&P Global Infrastructure Index NTR	19.04%	5.63%	4.58%

Performance Inception Date	Mar. 16, 2010
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,117,251,000
Holdings Count | Holding	931
Advisory Fees Paid, Amount	$ 25,091,000
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,117,251 Total Number of Portfolio Holdings931 Portfolio Turnover Rate 84.0% Total Advisory Fees Paid (amount in thousands)$25,091
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	59.12%
U.S. Government & Government Agency Obligations	26.70%
Investment Companies	10.82%
Senior Floating Rate Interests	4.33%
Bonds	0.59%
Preferred Stocks	0.18%
Purchased Options	0.01%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.75)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000208088
Shareholder Report [Line Items]
Fund Name	Edge MidCap Fund
Class Name	Class A
Trading Symbol	PEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in real estate investment trust securities. The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Owning Fair Isaac Corporation (FICO) contributed to relative performance as FICO reported stronger than expected guidance for revenue growth and earnings. Owning Universal Health Services Inc. (UHS) aided results as the company raised its fiscal year 2024 guidance. Hamilton Lane (HLNE) beat estimates in 2024 as the company has seen fee paying AUM increase to $67.7 billion, up +11.5% year-over-year. Owning YETI Holdings (YETI) detracted from relative performance as the company released 2024 guidance that was softer than consensus estimates. In addition, investors continue to worry about competition from Stanley drink wear. FMC Corp. (FMC) detracted from performance as sales and profits came in lower than forecasted, as customers rapidly destocked as the cost of carrying inventory rose dramatically due to higher interest rates in 2023. Bio-Techne Corporation (TECH) hurt relative results as TECH pushed out their revenue guidance of greater than $2 billion due to weakness in the biotech industry.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $23,716	Russell 3000 Index $33,537	Russell MidCap Index $25,886
9/15	9,452	10,000	10,000
9/15	9,574	10,188	10,000
10/15	10,007	10,993	10,620
11/15	10,051	11,054	10,647
12/15	9,606	10,827	10,362
1/16	9,414	10,216	9,683
2/16	9,620	10,213	9,792
3/16	10,517	10,932	10,594
4/16	10,807	11,000	10,706
5/16	10,983	11,196	10,882
6/16	11,160	11,219	10,931
7/16	11,515	11,665	11,430
8/16	11,578	11,694	11,402
9/16	11,432	11,713	11,425
10/16	11,050	11,459	11,062
11/16	11,528	11,972	11,659
12/16	11,907	12,206	11,791
1/17	12,100	12,436	12,076
2/17	12,441	12,898	12,418
3/17	12,358	12,907	12,398
4/17	12,600	13,044	12,494
5/17	12,458	13,177	12,608
6/17	12,591	13,296	12,733
7/17	12,616	13,547	12,921
8/17	12,395	13,573	12,820
9/17	12,922	13,904	13,176
10/17	12,927	14,207	13,395
11/17	13,404	14,639	13,846
12/17	13,518	14,785	13,975
1/18	14,049	15,564	14,501
2/18	13,360	14,991	13,902
3/18	13,496	14,690	13,911
4/18	13,582	14,746	13,889
5/18	14,054	15,162	14,205
6/18	14,268	15,261	14,303
7/18	14,661	15,767	14,659
8/18	14,894	16,321	15,114
9/18	14,662	16,348	15,018
10/18	13,436	15,144	13,770
11/18	13,949	15,448	14,108
12/18	12,667	14,010	12,709
1/19	14,063	15,213	14,080
2/19	14,464	15,748	14,685
3/19	14,549	15,978	14,811
4/19	15,183	16,616	15,374
5/19	14,137	15,540	14,431
6/19	15,120	16,632	15,422
7/19	15,532	16,879	15,642
8/19	15,226	16,535	15,197
9/19	15,881	16,825	15,496
10/19	16,082	17,187	15,659
11/19	16,431	17,841	16,219
12/19	16,914	18,356	16,591
1/20	16,518	18,336	16,458
2/20	14,870	16,835	15,028
3/20	12,056	14,520	12,099
4/20	13,749	16,442	13,837
5/20	14,639	17,322	14,810
6/20	15,023	17,718	15,077
7/20	15,837	18,724	15,962
8/20	16,221	20,080	16,523
9/20	15,672	19,349	16,201
10/20	15,936	18,932	16,305
11/20	17,914	21,235	18,558
12/20	18,616	22,190	19,428
1/21	18,029	22,091	19,376
2/21	18,731	22,782	20,455
3/21	19,561	23,598	21,009
4/21	20,862	24,815	22,080
5/21	21,081	24,928	22,257
6/21	20,978	25,543	22,585
7/21	21,358	25,975	22,758
8/21	21,438	26,715	23,337
9/21	20,425	25,517	22,375
10/21	21,438	27,242	23,706
11/21	21,093	26,828	22,881
12/21	22,524	27,884	23,815
1/22	20,826	26,244	22,061
2/22	20,363	25,582	21,902
3/22	20,718	26,412	22,463
4/22	19,189	24,042	20,733
5/22	19,606	24,010	20,749
6/22	17,785	22,001	18,678
7/22	19,591	24,065	20,522
8/22	18,448	23,167	19,878
9/22	16,688	21,019	18,036
10/22	18,263	22,743	19,637
11/22	19,792	23,930	20,817
12/22	18,886	22,528	19,692
1/23	20,343	24,080	21,327
2/23	19,686	23,517	20,810
3/23	19,490	24,146	20,490
4/23	19,544	24,403	20,382
5/23	19,046	24,498	19,813
6/23	20,450	26,171	21,466
7/23	21,267	27,109	22,317
8/23	20,699	26,586	21,543
9/23	19,704	25,320	20,461
10/23	18,762	24,648	19,439
11/23	20,485	26,947	21,428
12/23	22,237	28,376	23,084
1/24	21,714	28,691	22,755
2/24	22,435	30,244	24,027
3/24	23,048	31,219	25,069
4/24	21,642	29,846	23,715
5/24	22,561	31,256	24,391
6/24	22,399	32,223	24,230
7/24	23,553	32,822	25,372
8/24	23,716	33,537	25,886

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class A Shares Excluding Sales Charge	14.58%	9.27%	10.86%
Class A Shares Including Sales Charge	8.26%	8.04%	10.16%
Russell 3000 Index	26.14%	15.19%	14.52%
Russell MidCap Index	20.16%	11.24%	11.24%

Performance Inception Date	Sep. 28, 2015
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 77,350,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 490,000
InvestmentCompanyPortfolioTurnover	16.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$77,350 Total Number of Portfolio Holdings48 Portfolio Turnover Rate 16.6% Total Advisory Fees Paid (amount in thousands)$490
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.00%
Investment Companies	1.26%
Other Assets and Liabilities	0.74%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000156764
Shareholder Report [Line Items]
Fund Name	Edge MidCap Fund
Class Name	Institutional
Trading Symbol	PEDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in real estate investment trust securities. The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Owning Fair Isaac Corporation (FICO) contributed to relative performance as FICO reported stronger than expected guidance for revenue growth and earnings. Owning Universal Health Services Inc. (UHS) aided results as the company raised its fiscal year 2024 guidance. Hamilton Lane (HLNE) beat estimates in 2024 as the company has seen fee paying AUM increase to $67.7 billion, up +11.5% year-over-year. Owning YETI Holdings (YETI) detracted from relative performance as the company released 2024 guidance that was softer than consensus estimates. In addition, investors continue to worry about competition from Stanley drink wear. FMC Corp. (FMC) detracted from performance as sales and profits came in lower than forecasted, as customers rapidly destocked as the cost of carrying inventory rose dramatically due to higher interest rates in 2023. Bio-Techne Corporation (TECH) hurt relative results as TECH pushed out their revenue guidance of greater than $2 billion due to weakness in the biotech industry.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $25,871	Russell 3000 Index $33,537	Russell MidCap Index $25,886
9/15	10,000	10,000	10,000
9/15	10,130	10,188	10,000
10/15	10,590	10,993	10,620
11/15	10,640	11,054	10,647
12/15	10,171	10,827	10,362
1/16	9,970	10,216	9,683
2/16	10,191	10,213	9,792
3/16	11,144	10,932	10,594
4/16	11,456	11,000	10,706
5/16	11,646	11,196	10,882
6/16	11,837	11,219	10,931
7/16	12,219	11,665	11,430
8/16	12,289	11,694	11,402
9/16	12,138	11,713	11,425
10/16	11,737	11,459	11,062
11/16	12,249	11,972	11,659
12/16	12,656	12,206	11,791
1/17	12,866	12,436	12,076
2/17	13,233	12,898	12,418
3/17	13,149	12,907	12,398
4/17	13,411	13,044	12,494
5/17	13,265	13,177	12,608
6/17	13,411	13,296	12,733
7/17	13,443	13,547	12,921
8/17	13,212	13,573	12,820
9/17	13,778	13,904	13,176
10/17	13,789	14,207	13,395
11/17	14,303	14,639	13,846
12/17	14,429	14,785	13,975
1/18	15,001	15,564	14,501
2/18	14,270	14,991	13,902
3/18	14,418	14,690	13,911
4/18	14,514	14,746	13,889
5/18	15,022	15,162	14,205
6/18	15,255	15,261	14,303
7/18	15,679	15,767	14,659
8/18	15,932	16,321	15,114
9/18	15,687	16,348	15,018
10/18	14,380	15,144	13,770
11/18	14,933	15,448	14,108
12/18	13,564	14,010	12,709
1/19	15,058	15,213	14,080
2/19	15,488	15,748	14,685
3/19	15,579	15,978	14,811
4/19	16,258	16,616	15,374
5/19	15,137	15,540	14,431
6/19	16,201	16,632	15,422
7/19	16,654	16,879	15,642
8/19	16,326	16,535	15,197
9/19	17,028	16,825	15,496
10/19	17,254	17,187	15,659
11/19	17,628	17,841	16,219
12/19	18,159	18,356	16,591
1/20	17,746	18,336	16,458
2/20	15,980	16,835	15,028
3/20	12,954	14,520	12,099
4/20	14,779	16,442	13,837
5/20	15,745	17,322	14,810
6/20	16,168	17,718	15,077
7/20	17,040	18,724	15,962
8/20	17,464	20,080	16,523
9/20	16,875	19,349	16,201
10/20	17,158	18,932	16,305
11/20	19,289	21,235	18,558
12/20	20,055	22,190	19,428
1/21	19,424	22,091	19,376
2/21	20,179	22,782	20,455
3/21	21,082	23,598	21,009
4/21	22,505	24,815	22,080
5/21	22,740	24,928	22,257
6/21	22,628	25,543	22,585
7/21	23,061	25,975	22,758
8/21	23,148	26,715	23,337
9/21	22,059	25,517	22,375
10/21	23,160	27,242	23,706
11/21	22,789	26,828	22,881
12/21	24,350	27,884	23,815
1/22	22,525	26,244	22,061
2/22	22,011	25,582	21,902
3/22	22,426	26,412	22,463
4/22	20,751	24,042	20,733
5/22	21,232	24,010	20,749
6/22	19,258	22,001	18,678
7/22	21,215	24,065	20,522
8/22	19,988	23,167	19,878
9/22	18,080	21,019	18,036
10/22	19,788	22,743	19,637
11/22	21,464	23,930	20,817
12/22	20,481	22,528	19,692
1/23	22,087	24,080	21,327
2/23	21,360	23,517	20,810
3/23	21,150	24,146	20,490
4/23	21,207	24,403	20,382
5/23	20,691	24,498	19,813
6/23	22,221	26,171	21,466
7/23	23,101	27,109	22,317
8/23	22,489	26,586	21,543
9/23	21,418	25,320	20,461
10/23	20,404	24,648	19,439
11/23	22,278	26,947	21,428
12/23	24,197	28,376	23,084
1/24	23,632	28,691	22,755
2/24	24,430	30,244	24,027
3/24	25,092	31,219	25,069
4/24	23,554	29,846	23,715
5/24	24,567	31,256	24,391
6/24	24,411	32,223	24,230
7/24	25,676	32,822	25,372
8/24	25,871	33,537	25,886

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	15.04%	9.64%	11.24%
Russell 3000 Index	26.14%	15.19%	14.52%
Russell MidCap Index	20.16%	11.24%	11.24%

Performance Inception Date	Sep. 28, 2015
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 77,350,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 490,000
InvestmentCompanyPortfolioTurnover	16.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$77,350 Total Number of Portfolio Holdings48 Portfolio Turnover Rate 16.6% Total Advisory Fees Paid (amount in thousands)$490
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.00%
Investment Companies	1.26%
Other Assets and Liabilities	0.74%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000176334
Shareholder Report [Line Items]
Fund Name	Edge MidCap Fund
Class Name	R-6
Trading Symbol	PEDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in real estate investment trust securities. The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Owning Fair Isaac Corporation (FICO) contributed to relative performance as FICO reported stronger than expected guidance for revenue growth and earnings. Owning Universal Health Services Inc. (UHS) aided results as the company raised its fiscal year 2024 guidance. Hamilton Lane (HLNE) beat estimates in 2024 as the company has seen fee paying AUM increase to $67.7 billion, up +11.5% year-over-year. Owning YETI Holdings (YETI) detracted from relative performance as the company released 2024 guidance that was softer than consensus estimates. In addition, investors continue to worry about competition from Stanley drink wear. FMC Corp. (FMC) detracted from performance as sales and profits came in lower than forecasted, as customers rapidly destocked as the cost of carrying inventory rose dramatically due to higher interest rates in 2023. Bio-Techne Corporation (TECH) hurt relative results as TECH pushed out their revenue guidance of greater than $2 billion due to weakness in the biotech industry.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $26,197	Russell 3000 Index $33,537	Russell MidCap Index $25,886
9/15	10,000	10,000	10,000
9/15	10,130	10,188	10,000
10/15	10,590	10,993	10,620
11/15	10,640	11,054	10,647
12/15	10,171	10,827	10,362
1/16	9,970	10,216	9,683
2/16	10,191	10,213	9,792
3/16	11,144	10,932	10,594
4/16	11,455	11,000	10,706
5/16	11,645	11,196	10,882
6/16	11,835	11,219	10,931
7/16	12,216	11,665	11,430
8/16	12,286	11,694	11,402
9/16	12,135	11,713	11,425
10/16	11,733	11,459	11,062
11/16	12,244	11,972	11,659
12/16	12,650	12,206	11,791
1/17	12,860	12,436	12,076
2/17	13,216	12,898	12,418
3/17	13,143	12,907	12,398
4/17	13,394	13,044	12,494
5/17	13,248	13,177	12,608
6/17	13,405	13,296	12,733
7/17	13,468	13,547	12,921
8/17	13,290	13,573	12,820
9/17	13,856	13,904	13,176
10/17	13,866	14,207	13,395
11/17	14,390	14,639	13,846
12/17	14,519	14,785	13,975
1/18	15,083	15,564	14,501
2/18	14,359	14,991	13,902
3/18	14,508	14,690	13,911
4/18	14,604	14,746	13,889
5/18	15,125	15,162	14,205
6/18	15,349	15,261	14,303
7/18	15,774	15,767	14,659
8/18	16,039	16,321	15,114
9/18	15,793	16,348	15,018
10/18	14,470	15,144	13,770
11/18	15,046	15,448	14,108
12/18	13,651	14,010	12,709
1/19	15,175	15,213	14,080
2/19	15,596	15,748	14,685
3/19	15,698	15,978	14,811
4/19	16,381	16,616	15,374
5/19	15,255	15,540	14,431
6/19	16,324	16,632	15,422
7/19	16,790	16,879	15,642
8/19	16,449	16,535	15,197
9/19	17,166	16,825	15,496
10/19	17,393	17,187	15,659
11/19	17,780	17,841	16,219
12/19	18,305	18,356	16,591
1/20	17,891	18,336	16,458
2/20	16,115	16,835	15,028
3/20	13,060	14,520	12,099
4/20	14,907	16,442	13,837
5/20	15,878	17,322	14,810
6/20	16,304	17,718	15,077
7/20	17,192	18,724	15,962
8/20	17,618	20,080	16,523
9/20	17,026	19,349	16,201
10/20	17,322	18,932	16,305
11/20	19,465	21,235	18,558
12/20	20,239	22,190	19,428
1/21	19,604	22,091	19,376
2/21	20,376	22,782	20,455
3/21	21,285	23,598	21,009
4/21	22,716	24,815	22,080
5/21	22,965	24,928	22,257
6/21	22,853	25,543	22,585
7/21	23,289	25,975	22,758
8/21	23,376	26,715	23,337
9/21	22,280	25,517	22,375
10/21	23,401	27,242	23,706
11/21	23,027	26,828	22,881
12/21	24,600	27,884	23,815
1/22	22,764	26,244	22,061
2/22	22,247	25,582	21,902
3/22	22,664	26,412	22,463
4/22	20,979	24,042	20,733
5/22	21,463	24,010	20,749
6/22	19,460	22,001	18,678
7/22	21,446	24,065	20,522
8/22	20,211	23,167	19,878
9/22	18,275	21,019	18,036
10/22	20,011	22,743	19,637
11/22	21,713	23,930	20,817
12/22	20,710	22,528	19,692
1/23	22,327	24,080	21,327
2/23	21,595	23,517	20,810
3/23	21,403	24,146	20,490
4/23	21,460	24,403	20,382
5/23	20,921	24,498	19,813
6/23	22,480	26,171	21,466
7/23	23,385	27,109	22,317
8/23	22,769	26,586	21,543
9/23	21,672	25,320	20,461
10/23	20,652	24,648	19,439
11/23	22,538	26,947	21,428
12/23	24,491	28,376	23,084
1/24	23,942	28,691	22,755
2/24	24,746	30,244	24,027
3/24	25,413	31,219	25,069
4/24	23,864	29,846	23,715
5/24	24,883	31,256	24,391
6/24	24,707	32,223	24,230
7/24	26,001	32,822	25,372
8/24	26,197	33,537	25,886

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-6 Shares	15.06%	9.75%	11.39%
Russell 3000 Index	26.14%	15.19%	14.52%
Russell MidCap Index	20.16%	11.24%	11.24%

Performance Inception Date	Sep. 28, 2015
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 77,350,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 490,000
InvestmentCompanyPortfolioTurnover	16.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$77,350 Total Number of Portfolio Holdings48 Portfolio Turnover Rate 16.6% Total Advisory Fees Paid (amount in thousands)$490
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.00%
Investment Companies	1.26%
Other Assets and Liabilities	0.74%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000104712
Shareholder Report [Line Items]
Fund Name	Global Multi-Strategy Fund
Class Name	Class A
Trading Symbol	PMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$213	2.04%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s largest contributor was its allocation to the equity long/short sleeve managed by Gotham Capital. Gotham’s process targets core long positions in large cap quality stocks with high free cash flow characteristics. Their performance benefited from security selection as their spread (performance of long positions vs. shorts) has been positive across the sleeve. The credit long/short sleeve managed by Loomis Sayles was a large contributor. The sleeve gained from positions in investment grade corporate bonds and securitized debt, with additional gains from positions in high yield debt. The Fund’s largest detractor was the global macro sleeve managed by Graham Capital. Graham’s strategy is volatile on a standalone basis but is uncorrelated to the Fund’s other strategies. The sleeve declined mostly due to its short interest rate positions. Derivatives are used by the Fund’s subadvisors on both the long and short side of their portfolios to either gain exposure to asset classes or markets or to express a bearish view on markets or specific assets. On average, however, derivatives are mainly used by the Fund’s subadvisors for hedging purposes, and therefore in rising markets like the year ending August 31,2024, usage of derivatives was a net detractor from the Fund’s absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $13,162	MSCI ACWI NR USD Index $23,192	HFRX Global Hedge Fund Index $11,748
8/14	9,625	10,000	10,000
9/14	9,564	9,676	9,923
10/14	9,590	9,744	9,792
11/14	9,747	9,907	9,824
12/14	9,715	9,716	9,751
1/15	9,777	9,564	9,723
2/15	9,902	10,096	9,919
3/15	9,928	9,940	9,952
4/15	9,902	10,228	9,973
5/15	9,955	10,215	9,999
6/15	9,830	9,974	9,875
7/15	9,875	10,061	9,872
8/15	9,715	9,371	9,653
9/15	9,634	9,032	9,453
10/15	9,715	9,741	9,592
11/15	9,706	9,660	9,522
12/15	9,623	9,486	9,396
1/16	9,522	8,914	9,136
2/16	9,486	8,853	9,107
3/16	9,596	9,509	9,220
4/16	9,614	9,649	9,257
5/16	9,641	9,661	9,300
6/16	9,715	9,603	9,318
7/16	9,815	10,017	9,454
8/16	9,852	10,050	9,469
9/16	9,870	10,112	9,521
10/16	9,806	9,940	9,467
11/16	9,833	10,016	9,549
12/16	9,897	10,232	9,631
1/17	9,989	10,512	9,679
2/17	10,108	10,807	9,788
3/17	10,126	10,939	9,791
4/17	10,144	11,109	9,832
5/17	10,218	11,355	9,856
6/17	10,199	11,406	9,877
7/17	10,309	11,725	9,969
8/17	10,318	11,770	9,998
9/17	10,364	11,997	10,058
10/17	10,446	12,247	10,127
11/17	10,474	12,484	10,134
12/17	10,514	12,685	10,208
1/18	10,655	13,401	10,458
2/18	10,420	12,838	10,205
3/18	10,336	12,554	10,105
4/18	10,345	12,683	10,114
5/18	10,326	12,699	10,141
6/18	10,307	12,630	10,122
7/18	10,392	13,011	10,107
8/18	10,411	13,113	10,152
9/18	10,467	13,170	10,083
10/18	10,232	12,183	9,769
11/18	10,195	12,361	9,709
12/18	10,032	11,491	9,522
1/19	10,221	12,398	9,725
2/19	10,281	12,730	9,786
3/19	10,351	12,890	9,769
4/19	10,450	13,325	9,834
5/19	10,380	12,535	9,767
6/19	10,570	13,355	9,924
7/19	10,610	13,394	10,001
8/19	10,600	13,077	10,039
9/19	10,610	13,352	10,084
10/19	10,640	13,717	10,115
11/19	10,729	14,052	10,219
12/19	10,799	14,547	10,343
1/20	10,789	14,386	10,385
2/20	10,590	13,224	10,236
3/20	9,773	11,439	9,634
4/20	10,022	12,664	9,912
5/20	10,331	13,215	10,055
6/20	10,480	13,637	10,231
7/20	10,729	14,359	10,369
8/20	10,918	15,237	10,529
9/20	10,819	14,746	10,511
10/20	10,759	14,388	10,488
11/20	11,058	16,161	10,783
12/20	11,304	16,912	11,048
1/21	11,264	16,835	11,029
2/21	11,365	17,225	11,197
3/21	11,456	17,685	11,190
4/21	11,677	18,458	11,373
5/21	11,778	18,745	11,416
6/21	11,778	18,992	11,460
7/21	11,788	19,123	11,409
8/21	11,869	19,602	11,487
9/21	11,688	18,792	11,443
10/21	11,798	19,751	11,546
11/21	11,657	19,275	11,397
12/21	11,885	20,047	11,451
1/22	11,864	19,062	11,244
2/22	11,770	18,570	11,271
3/22	12,021	18,972	11,313
4/22	11,885	17,453	11,217
5/22	11,885	17,474	11,072
6/22	11,446	16,001	10,905
7/22	11,592	17,118	10,925
8/22	11,561	16,488	11,035
9/22	11,300	14,910	10,936
10/22	11,582	15,809	10,931
11/22	11,739	17,036	10,941
12/22	11,612	16,365	10,947
1/23	11,858	17,538	11,129
2/23	11,799	17,036	11,083
3/23	11,682	17,561	10,920
4/23	11,776	17,813	10,976
5/23	11,741	17,622	10,946
6/23	11,986	18,646	11,000
7/23	12,127	19,328	11,060
8/23	12,115	18,788	11,109
9/23	12,080	18,011	11,105
10/23	11,975	17,469	11,006
11/23	12,232	19,082	11,119
12/23	12,319	19,998	11,287
1/24	12,451	20,116	11,326
2/24	12,704	20,979	11,418
3/24	12,970	21,637	11,565
4/24	12,849	20,924	11,522
5/24	12,982	21,774	11,569
6/24	13,030	22,259	11,606
7/24	13,114	22,618	11,666
8/24	13,162	23,192	11,748

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	8.65%	4.43%	3.18%
Class A Shares Including Sales Charge	4.61%	3.64%	2.79%
MSCI ACWI NR USD Index	23.44%	12.14%	8.78%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 414,720,000
Holdings Count | Holding	1,969
Advisory Fees Paid, Amount	$ 5,896,000
InvestmentCompanyPortfolioTurnover	146.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$414,720 Total Number of Portfolio Holdings1,969 Portfolio Turnover Rate 146.9% Total Advisory Fees Paid (amount in thousands)$5,896
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	38.68%
Bonds	32.04%
Investment Companies	19.55%
U.S. Government & Government Agency Obligations	3.14%
Convertible Bonds	1.00%
Senior Floating Rate Interests	0.40%
Purchased Options	0.04%
Convertible Preferred Stocks	0.02%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.13%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2023, the Fund's management fees were changed. The management fee was reduced from 1.44% on the first $500 million of net assets, 1.42% of the next $500 million of net assets, 1.40% of the next $500 million of net assets, 1.39% of the next $500 million of net assets, 1.38% of the next $1 billion of net assets, and 1.37% of net assets over $3 billion to 1.36% on the first $2 billion of net assets, 1.30% of the next $2 billion of net assets, and 1.25% of net assets over $4 billion.

Material Fund Change Expenses [Text Block]	Effective December 31, 2023, the Fund's management fees were changed. The management fee was reduced from 1.44% on the first $500 million of net assets, 1.42% of the next $500 million of net assets, 1.40% of the next $500 million of net assets, 1.39% of the next $500 million of net assets, 1.38% of the next $1 billion of net assets, and 1.37% of net assets over $3 billion to 1.36% on the first $2 billion of net assets, 1.30% of the next $2 billion of net assets, and 1.25% of net assets over $4 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000104714
Shareholder Report [Line Items]
Fund Name	Global Multi-Strategy Fund
Class Name	Institutional
Trading Symbol	PSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$168	1.61%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s largest contributor was its allocation to the equity long/short sleeve managed by Gotham Capital. Gotham’s process targets core long positions in large cap quality stocks with high free cash flow characteristics. Their performance benefited from security selection as their spread (performance of long positions vs. shorts) has been positive across the sleeve. The credit long/short sleeve managed by Loomis Sayles was a large contributor. The sleeve gained from positions in investment grade corporate bonds and securitized debt, with additional gains from positions in high yield debt. The Fund’s largest detractor was the global macro sleeve managed by Graham Capital. Graham’s strategy is volatile on a standalone basis but is uncorrelated to the Fund’s other strategies. The sleeve declined mostly due to its short interest rate positions. Derivatives are used by the Fund’s subadvisors on both the long and short side of their portfolios to either gain exposure to asset classes or markets or to express a bearish view on markets or specific assets. On average, however, derivatives are mainly used by the Fund’s subadvisors for hedging purposes, and therefore in rising markets like the year ending August 31,2024, usage of derivatives was a net detractor from the Fund’s absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $14,230	MSCI ACWI NR USD Index $23,192	HFRX Global Hedge Fund Index $11,748
8/14	10,000	10,000	10,000
9/14	9,928	9,676	9,923
10/14	9,964	9,744	9,792
11/14	10,126	9,907	9,824
12/14	10,097	9,716	9,751
1/15	10,171	9,564	9,723
2/15	10,300	10,096	9,919
3/15	10,327	9,940	9,952
4/15	10,300	10,228	9,973
5/15	10,364	10,215	9,999
6/15	10,235	9,974	9,875
7/15	10,290	10,061	9,872
8/15	10,116	9,371	9,653
9/15	10,042	9,032	9,453
10/15	10,125	9,741	9,592
11/15	10,125	9,660	9,522
12/15	10,032	9,486	9,396
1/16	9,938	8,914	9,136
2/16	9,900	8,853	9,107
3/16	10,013	9,509	9,220
4/16	10,042	9,649	9,257
5/16	10,070	9,661	9,300
6/16	10,146	9,603	9,318
7/16	10,260	10,017	9,454
8/16	10,298	10,050	9,469
9/16	10,317	10,112	9,521
10/16	10,250	9,940	9,467
11/16	10,288	10,016	9,549
12/16	10,361	10,232	9,631
1/17	10,456	10,512	9,679
2/17	10,579	10,807	9,788
3/17	10,598	10,939	9,791
4/17	10,627	11,109	9,832
5/17	10,703	11,355	9,856
6/17	10,684	11,406	9,877
7/17	10,807	11,725	9,969
8/17	10,817	11,770	9,998
9/17	10,874	11,997	10,058
10/17	10,959	12,247	10,127
11/17	10,988	12,484	10,134
12/17	11,044	12,685	10,208
1/18	11,190	13,401	10,458
2/18	10,946	12,838	10,205
3/18	10,858	12,554	10,105
4/18	10,878	12,683	10,114
5/18	10,858	12,699	10,141
6/18	10,848	12,630	10,122
7/18	10,936	13,011	10,107
8/18	10,956	13,113	10,152
9/18	11,014	13,170	10,083
10/18	10,780	12,183	9,769
11/18	10,731	12,361	9,709
12/18	10,566	11,491	9,522
1/19	10,774	12,398	9,725
2/19	10,847	12,730	9,786
3/19	10,909	12,890	9,769
4/19	11,024	13,325	9,834
5/19	10,951	12,535	9,767
6/19	11,159	13,355	9,924
7/19	11,201	13,394	10,001
8/19	11,201	13,077	10,039
9/19	11,211	13,352	10,084
10/19	11,242	13,717	10,115
11/19	11,347	14,052	10,219
12/19	11,430	14,547	10,343
1/20	11,419	14,386	10,385
2/20	11,222	13,224	10,236
3/20	10,347	11,439	9,634
4/20	10,618	12,664	9,912
5/20	10,961	13,215	10,055
6/20	11,117	13,637	10,231
7/20	11,378	14,359	10,369
8/20	11,586	15,237	10,529
9/20	11,492	14,746	10,511
10/20	11,430	14,388	10,488
11/20	11,752	16,161	10,783
12/20	12,014	16,912	11,048
1/21	11,982	16,835	11,029
2/21	12,088	17,225	11,197
3/21	12,194	17,685	11,190
4/21	12,427	18,458	11,373
5/21	12,554	18,745	11,416
6/21	12,554	18,992	11,460
7/21	12,564	19,123	11,409
8/21	12,659	19,602	11,487
9/21	12,469	18,792	11,443
10/21	12,596	19,751	11,546
11/21	12,448	19,275	11,397
12/21	12,691	20,047	11,451
1/22	12,680	19,062	11,244
2/22	12,581	18,570	11,271
3/22	12,856	18,972	11,313
4/22	12,713	17,453	11,217
5/22	12,724	17,474	11,072
6/22	12,261	16,001	10,905
7/22	12,415	17,118	10,925
8/22	12,382	16,488	11,035
9/22	12,107	14,910	10,936
10/22	12,426	15,809	10,931
11/22	12,581	17,036	10,941
12/22	12,464	16,365	10,947
1/23	12,723	17,538	11,129
2/23	12,674	17,036	11,083
3/23	12,550	17,561	10,920
4/23	12,661	17,813	10,976
5/23	12,624	17,622	10,946
6/23	12,896	18,646	11,000
7/23	13,044	19,328	11,060
8/23	13,044	18,788	11,109
9/23	13,020	18,011	11,105
10/23	12,908	17,469	11,006
11/23	13,180	19,082	11,119
12/23	13,284	19,998	11,287
1/24	13,437	20,116	11,326
2/24	13,706	20,979	11,418
3/24	14,000	21,637	11,565
4/24	13,872	20,924	11,522
5/24	14,025	21,774	11,569
6/24	14,076	22,259	11,606
7/24	14,179	22,618	11,666
8/24	14,230	23,192	11,748

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	9.09%	4.90%	3.59%
MSCI ACWI NR USD Index	23.44%	12.14%	8.78%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 414,720,000
Holdings Count | Holding	1,969
Advisory Fees Paid, Amount	$ 5,896,000
InvestmentCompanyPortfolioTurnover	146.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$414,720 Total Number of Portfolio Holdings1,969 Portfolio Turnover Rate 146.9% Total Advisory Fees Paid (amount in thousands)$5,896
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	38.68%
Bonds	32.04%
Investment Companies	19.55%
U.S. Government & Government Agency Obligations	3.14%
Convertible Bonds	1.00%
Senior Floating Rate Interests	0.40%
Purchased Options	0.04%
Convertible Preferred Stocks	0.02%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.13%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2023, the Fund's management fees were changed. The management fee was reduced from 1.44% on the first $500 million of net assets, 1.42% of the next $500 million of net assets, 1.40% of the next $500 million of net assets, 1.39% of the next $500 million of net assets, 1.38% of the next $1 billion of net assets, and 1.37% of net assets over $3 billion to 1.36% on the first $2 billion of net assets, 1.30% of the next $2 billion of net assets, and 1.25% of net assets over $4 billion. Effective December 31, 2023, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 1.48% to 1.43%.

Material Fund Change Expenses [Text Block]	Effective December 31, 2023, the Fund's management fees were changed. The management fee was reduced from 1.44% on the first $500 million of net assets, 1.42% of the next $500 million of net assets, 1.40% of the next $500 million of net assets, 1.39% of the next $500 million of net assets, 1.38% of the next $1 billion of net assets, and 1.37% of net assets over $3 billion to 1.36% on the first $2 billion of net assets, 1.30% of the next $2 billion of net assets, and 1.25% of net assets over $4 billion. Effective December 31, 2023, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 1.48% to 1.43%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000190071
Shareholder Report [Line Items]
Fund Name	Global Multi-Strategy Fund
Class Name	R-6
Trading Symbol	PGLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$163	1.56%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s largest contributor was its allocation to the equity long/short sleeve managed by Gotham Capital. Gotham’s process targets core long positions in large cap quality stocks with high free cash flow characteristics. Their performance benefited from security selection as their spread (performance of long positions vs. shorts) has been positive across the sleeve. The credit long/short sleeve managed by Loomis Sayles was a large contributor. The sleeve gained from positions in investment grade corporate bonds and securitized debt, with additional gains from positions in high yield debt. The Fund’s largest detractor was the global macro sleeve managed by Graham Capital. Graham’s strategy is volatile on a standalone basis but is uncorrelated to the Fund’s other strategies. The sleeve declined mostly due to its short interest rate positions. Derivatives are used by the Fund’s subadvisors on both the long and short side of their portfolios to either gain exposure to asset classes or markets or to express a bearish view on markets or specific assets. On average, however, derivatives are mainly used by the Fund’s subadvisors for hedging purposes, and therefore in rising markets like the year ending August 31,2024, usage of derivatives was a net detractor from the Fund’s absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $14,271	MSCI ACWI NR USD Index $23,192	HFRX Global Hedge Fund Index $11,748
8/14	10,000	10,000	10,000
9/14	9,928	9,676	9,923
10/14	9,964	9,744	9,792
11/14	10,126	9,907	9,824
12/14	10,097	9,716	9,751
1/15	10,171	9,564	9,723
2/15	10,300	10,096	9,919
3/15	10,327	9,940	9,952
4/15	10,300	10,228	9,973
5/15	10,364	10,215	9,999
6/15	10,235	9,974	9,875
7/15	10,290	10,061	9,872
8/15	10,116	9,371	9,653
9/15	10,042	9,032	9,453
10/15	10,125	9,741	9,592
11/15	10,125	9,660	9,522
12/15	10,032	9,486	9,396
1/16	9,938	8,914	9,136
2/16	9,900	8,853	9,107
3/16	10,013	9,509	9,220
4/16	10,042	9,649	9,257
5/16	10,070	9,661	9,300
6/16	10,146	9,603	9,318
7/16	10,260	10,017	9,454
8/16	10,298	10,050	9,469
9/16	10,317	10,112	9,521
10/16	10,250	9,940	9,467
11/16	10,288	10,016	9,549
12/16	10,361	10,232	9,631
1/17	10,456	10,512	9,679
2/17	10,579	10,807	9,788
3/17	10,598	10,939	9,791
4/17	10,627	11,109	9,832
5/17	10,703	11,355	9,856
6/17	10,693	11,406	9,877
7/17	10,807	11,725	9,969
8/17	10,826	11,770	9,998
9/17	10,874	11,997	10,058
10/17	10,969	12,247	10,127
11/17	10,997	12,484	10,134
12/17	11,040	12,685	10,208
1/18	11,197	13,401	10,458
2/18	10,942	12,838	10,205
3/18	10,864	12,554	10,105
4/18	10,874	12,683	10,114
5/18	10,854	12,699	10,141
6/18	10,845	12,630	10,122
7/18	10,942	13,011	10,107
8/18	10,962	13,113	10,152
9/18	11,021	13,170	10,083
10/18	10,786	12,183	9,769
11/18	10,737	12,361	9,709
12/18	10,576	11,491	9,522
1/19	10,785	12,398	9,725
2/19	10,847	12,730	9,786
3/19	10,920	12,890	9,769
4/19	11,035	13,325	9,834
5/19	10,962	12,535	9,767
6/19	11,171	13,355	9,924
7/19	11,212	13,394	10,001
8/19	11,212	13,077	10,039
9/19	11,233	13,352	10,084
10/19	11,264	13,717	10,115
11/19	11,358	14,052	10,219
12/19	11,442	14,547	10,343
1/20	11,431	14,386	10,385
2/20	11,233	13,224	10,236
3/20	10,367	11,439	9,634
4/20	10,639	12,664	9,912
5/20	10,972	13,215	10,055
6/20	11,139	13,637	10,231
7/20	11,400	14,359	10,369
8/20	11,598	15,237	10,529
9/20	11,504	14,746	10,511
10/20	11,442	14,388	10,488
11/20	11,776	16,161	10,783
12/20	12,038	16,912	11,048
1/21	11,996	16,835	11,029
2/21	12,113	17,225	11,197
3/21	12,208	17,685	11,190
4/21	12,452	18,458	11,373
5/21	12,569	18,745	11,416
6/21	12,579	18,992	11,460
7/21	12,590	19,123	11,409
8/21	12,685	19,602	11,487
9/21	12,494	18,792	11,443
10/21	12,622	19,751	11,546
11/21	12,473	19,275	11,397
12/21	12,717	20,047	11,451
1/22	12,706	19,062	11,244
2/22	12,606	18,570	11,271
3/22	12,882	18,972	11,313
4/22	12,750	17,453	11,217
5/22	12,750	17,474	11,072
6/22	12,286	16,001	10,905
7/22	12,441	17,118	10,925
8/22	12,419	16,488	11,035
9/22	12,143	14,910	10,936
10/22	12,452	15,809	10,931
11/22	12,617	17,036	10,941
12/22	12,501	16,365	10,947
1/23	12,761	17,538	11,129
2/23	12,711	17,036	11,083
3/23	12,588	17,561	10,920
4/23	12,699	17,813	10,976
5/23	12,662	17,622	10,946
6/23	12,934	18,646	11,000
7/23	13,083	19,328	11,060
8/23	13,083	18,788	11,109
9/23	13,058	18,011	11,105
10/23	12,947	17,469	11,006
11/23	13,219	19,082	11,119
12/23	13,323	19,998	11,287
1/24	13,476	20,116	11,326
2/24	13,745	20,979	11,418
3/24	14,040	21,637	11,565
4/24	13,925	20,924	11,522
5/24	14,066	21,774	11,569
6/24	14,130	22,259	11,606
7/24	14,219	22,618	11,666
8/24	14,271	23,192	11,748

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	9.08%	4.94%	3.62%
MSCI ACWI NR USD Index	23.44%	12.14%	8.78%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

Performance Inception Date	Oct. 24, 2011
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 414,720,000
Holdings Count | Holding	1,969
Advisory Fees Paid, Amount	$ 5,896,000
InvestmentCompanyPortfolioTurnover	146.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$414,720 Total Number of Portfolio Holdings1,969 Portfolio Turnover Rate 146.9% Total Advisory Fees Paid (amount in thousands)$5,896
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	38.68%
Bonds	32.04%
Investment Companies	19.55%
U.S. Government & Government Agency Obligations	3.14%
Convertible Bonds	1.00%
Senior Floating Rate Interests	0.40%
Purchased Options	0.04%
Convertible Preferred Stocks	0.02%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.13%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2023, the Fund's management fees were changed. The management fee was reduced from 1.44% on the first $500 million of net assets, 1.42% of the next $500 million of net assets, 1.40% of the next $500 million of net assets, 1.39% of the next $500 million of net assets, 1.38% of the next $1 billion of net assets, and 1.37% of net assets over $3 billion to 1.36% on the first $2 billion of net assets, 1.30% of the next $2 billion of net assets, and 1.25% of net assets over $4 billion.

Material Fund Change Expenses [Text Block]	Effective December 31, 2023, the Fund's management fees were changed. The management fee was reduced from 1.44% on the first $500 million of net assets, 1.42% of the next $500 million of net assets, 1.40% of the next $500 million of net assets, 1.39% of the next $500 million of net assets, 1.38% of the next $1 billion of net assets, and 1.37% of net assets over $3 billion to 1.36% on the first $2 billion of net assets, 1.30% of the next $2 billion of net assets, and 1.25% of net assets over $4 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000237990
Shareholder Report [Line Items]
Fund Name	Global Sustainable Listed Infrastructure Fund
Class Name	Institutional
Trading Symbol	PGSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Sustainable Listed Infrastructure Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$96	0.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks total return. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by listed infrastructure companies that are subject to the sub-advisor’s sustainable investing strategy. It invests primarily in equity securities regardless of market capitalization (small, medium, or large) and invests in both value and growth securities. The Fund also invests in REITs but only those REITs that are engaged in the development, operation, or management of infrastructure assets. It is non-diversified. The listed infrastructure market delivered positive absolute returns (FTSE Global Core Infrastructure 50/50 (the "Index"), +21%) but underperformed broader equities (MSCI World Index, +25%) over the reporting period as expectations for U.S. rate cuts and a recession continued to moderate. The Fund underperformed the Index, with weak security selection in Asia partially offset by positive security selection elsewhere. Within Asia, an overweight to a Chinese airport operator detracted, as optimistic market expectations for international traffic recovery was not achieved and ongoing macro weakness served as an overhang. An underweight to India also detracted. Outside of Asia, exposure to a European renewables developer was a drag, as the back up in U.S. bond yields served as a headwind and the stock delivered poor fiscal year results. Security selection in North America contributed positively, as utilities recovered from weak relative performance in 2023. Security selection within communications and energy infrastructure also benefitted from our bias towards companies with better quality balance sheets and natural gas infrastructure, respectively.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $12,381	MSCI ACWI NR USD Index $14,864	FTSE Global Core Infrastructure 50/50 NR USD $11,575
9/22	10,000	10,000	10,000
9/22	9,470	9,556	9,187
10/22	9,950	10,132	9,496
11/22	11,000	10,918	10,241
12/22	10,749	10,489	10,015
1/23	11,093	11,240	10,275
2/23	10,648	10,918	9,782
3/23	11,043	11,255	10,070
4/23	11,296	11,417	10,285
5/23	10,739	11,294	9,760
6/23	11,043	11,950	10,035
7/23	11,225	12,388	10,244
8/23	10,526	12,041	9,686
9/23	10,000	11,543	9,234
10/23	10,000	11,196	9,074
11/23	10,860	12,230	9,804
12/23	11,269	12,817	10,236
1/24	10,832	12,892	9,986
2/24	10,919	13,446	10,052
3/24	11,247	13,868	10,395
4/24	11,007	13,410	10,255
5/24	11,738	13,955	10,759
6/24	11,323	14,266	10,471
7/24	11,989	14,496	11,140
8/24	12,381	14,864	11,575

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Institutional Shares	17.62%	11.64%
MSCI ACWI NR USD Index	23.44%	22.67%
FTSE Global Core Infrastructure 50/50 NR USD	19.51%	7.83%

Performance Inception Date	Sep. 22, 2022
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index”. The FTSE Global Core Infrastructure 50/50 NR USD Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 19,595,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 128,000
InvestmentCompanyPortfolioTurnover	39.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$19,595 Total Number of Portfolio Holdings38 Portfolio Turnover Rate 39.8% Total Advisory Fees Paid (amount in thousands)$128
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.66%
Investment Companies	2.24%
Other Assets and Liabilities	1.10%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000082035
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	Institutional
Trading Symbol	PIDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index") at the time of purchase. The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending in August 2024, the Fund was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as financials and information technology posted the best returns for the year. The consumer staples and consumer discretionary sectors were the weakest performers. Rolls-Royce Holdings, Hitachi, and UniCredit contributed to fund performance. Kering, Shiseido, and Bayer detracted from fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $16,296	MSCI EAFE Index NTR $16,596
8/14	10,000	10,000
9/14	9,598	9,616
10/14	9,533	9,476
11/14	9,570	9,605
12/14	9,200	9,272
1/15	9,277	9,317
2/15	9,835	9,874
3/15	9,690	9,724
4/15	10,065	10,122
5/15	10,065	10,070
6/15	9,777	9,784
7/15	9,931	9,988
8/15	9,210	9,253
9/15	8,796	8,783
10/15	9,383	9,470
11/15	9,287	9,322
12/15	9,108	9,197
1/16	8,580	8,532
2/16	8,311	8,375
3/16	8,849	8,920
4/16	9,058	9,179
5/16	9,029	9,095
6/16	8,799	8,790
7/16	9,158	9,235
8/16	9,208	9,242
9/16	9,327	9,355
10/16	9,108	9,164
11/16	8,949	8,982
12/16	9,183	9,289
1/17	9,490	9,558
2/17	9,593	9,695
3/17	9,890	9,962
4/17	10,146	10,215
5/17	10,505	10,590
6/17	10,525	10,571
7/17	10,812	10,876
8/17	10,812	10,872
9/17	11,058	11,143
10/17	11,243	11,312
11/17	11,325	11,431
12/17	11,466	11,614
1/18	12,060	12,197
2/18	11,445	11,646
3/18	11,370	11,436
4/18	11,551	11,697
5/18	11,317	11,434
6/18	11,158	11,295
7/18	11,466	11,573
8/18	11,211	11,349
9/18	11,307	11,448
10/18	10,405	10,537
11/18	10,437	10,523
12/18	9,912	10,012
1/19	10,551	10,670
2/19	10,794	10,942
3/19	10,893	11,011
4/19	11,224	11,321
5/19	10,650	10,777
6/19	11,279	11,417
7/19	11,047	11,272
8/19	10,838	10,980
9/19	11,158	11,294
10/19	11,543	11,700
11/19	11,676	11,832
12/19	12,033	12,217
1/20	11,714	11,961
2/20	10,825	10,880
3/20	9,253	9,428
4/20	9,857	10,037
5/20	10,381	10,474
6/20	10,723	10,831
7/20	10,928	11,083
8/20	11,463	11,653
9/20	11,201	11,350
10/20	10,757	10,897
11/20	12,352	12,586
12/20	12,967	13,171
1/21	12,792	13,031
2/21	13,107	13,323
3/21	13,410	13,630
4/21	13,806	14,040
5/21	14,308	14,498
6/21	14,110	14,334
7/21	14,226	14,442
8/21	14,448	14,697
9/21	13,970	14,271
10/21	14,389	14,622
11/21	13,736	13,941
12/21	14,402	14,655
1/22	13,850	13,947
2/22	13,433	13,700
3/22	13,421	13,788
4/22	12,550	12,896
5/22	12,783	12,993
6/22	11,642	11,787
7/22	12,243	12,375
8/22	11,519	11,787
9/22	10,440	10,684
10/22	11,053	11,259
11/22	12,562	12,527
12/22	12,327	12,537
1/23	13,387	13,552
2/23	12,970	13,269
3/23	13,374	13,598
4/23	13,752	13,982
5/23	13,210	13,391
6/23	13,790	14,000
7/23	14,169	14,453
8/23	13,614	13,899
9/23	13,122	13,424
10/23	12,718	12,880
11/23	13,803	14,076
12/23	14,528	14,824
1/24	14,462	14,909
2/24	14,882	15,182
3/24	15,366	15,681
4/24	14,868	15,280
5/24	15,654	15,871
6/24	15,314	15,615
7/24	15,759	16,073
8/24	16,296	16,596

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	19.71%	8.50%	5.00%
MSCI EAFE Index NTR	19.40%	8.61%	5.20%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,200,791,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 2,918,000
InvestmentCompanyPortfolioTurnover	19.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,200,791 Total Number of Portfolio Holdings736 Portfolio Turnover Rate 19.5% Total Advisory Fees Paid (amount in thousands)$2,918
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.40%
Investment Companies	3.48%
Preferred Stocks	0.36%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000082036
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	R-1
Trading Symbol	PILIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$131	1.20%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index") at the time of purchase. The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending in August 2024, the Fund was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as financials and information technology posted the best returns for the year. The consumer staples and consumer discretionary sectors were the weakest performers. Rolls-Royce Holdings, Hitachi, and UniCredit contributed to fund performance. Kering, Shiseido, and Bayer detracted from fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $14,932	MSCI EAFE Index NTR $16,596
8/14	10,000	10,000
9/14	9,596	9,616
10/14	9,529	9,476
11/14	9,558	9,605
12/14	9,171	9,272
1/15	9,240	9,317
2/15	9,801	9,874
3/15	9,644	9,724
4/15	10,017	10,122
5/15	9,998	10,070
6/15	9,703	9,784
7/15	9,850	9,988
8/15	9,132	9,253
9/15	8,709	8,783
10/15	9,289	9,470
11/15	9,191	9,322
12/15	9,010	9,197
1/16	8,483	8,532
2/16	8,199	8,375
3/16	8,736	8,920
4/16	8,928	9,179
5/16	8,898	9,095
6/16	8,655	8,790
7/16	9,010	9,235
8/16	9,050	9,242
9/16	9,162	9,355
10/16	8,939	9,164
11/16	8,776	8,982
12/16	8,998	9,289
1/17	9,297	9,558
2/17	9,390	9,695
3/17	9,669	9,962
4/17	9,917	10,215
5/17	10,258	10,590
6/17	10,268	10,571
7/17	10,537	10,876
8/17	10,537	10,872
9/17	10,775	11,143
10/17	10,940	11,312
11/17	11,012	11,431
12/17	11,138	11,614
1/18	11,711	12,197
2/18	11,117	11,646
3/18	11,032	11,436
4/18	11,191	11,697
5/18	10,957	11,434
6/18	10,798	11,295
7/18	11,085	11,573
8/18	10,830	11,349
9/18	10,915	11,448
10/18	10,044	10,537
11/18	10,066	10,523
12/18	9,546	10,012
1/19	10,158	10,670
2/19	10,387	10,942
3/19	10,475	11,011
4/19	10,781	11,321
5/19	10,224	10,777
6/19	10,824	11,417
7/19	10,584	11,272
8/19	10,376	10,980
9/19	10,682	11,294
10/19	11,032	11,700
11/19	11,152	11,832
12/19	11,485	12,217
1/20	11,183	11,961
2/20	10,322	10,880
3/20	8,812	9,428
4/20	9,382	10,037
5/20	9,874	10,474
6/20	10,199	10,831
7/20	10,389	11,083
8/20	10,881	11,653
9/20	10,624	11,350
10/20	10,199	10,897
11/20	11,697	12,586
12/20	12,278	13,171
1/21	12,096	13,031
2/21	12,380	13,323
3/21	12,664	13,630
4/21	13,027	14,040
5/21	13,493	14,498
6/21	13,300	14,334
7/21	13,402	14,442
8/21	13,595	14,697
9/21	13,130	14,271
10/21	13,527	14,622
11/21	12,902	13,941
12/21	13,514	14,655
1/22	12,992	13,947
2/22	12,589	13,700
3/22	12,565	13,788
4/22	11,747	12,896
5/22	11,949	12,993
6/22	10,882	11,787
7/22	11,427	12,375
8/22	10,740	11,787
9/22	9,732	10,684
10/22	10,301	11,259
11/22	11,700	12,527
12/22	11,463	12,537
1/23	12,443	13,552
2/23	12,056	13,269
3/23	12,418	13,598
4/23	12,745	13,982
5/23	12,237	13,391
6/23	12,769	14,000
7/23	13,108	14,453
8/23	12,588	13,899
9/23	12,116	13,424
10/23	11,741	12,880
11/23	12,721	14,076
12/23	13,394	14,824
1/24	13,320	14,909
2/24	13,692	15,182
3/24	14,126	15,681
4/24	13,667	15,280
5/24	14,374	15,871
6/24	14,052	15,615
7/24	14,461	16,073
8/24	14,932	16,596

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	18.63%	7.55%	4.09%
MSCI EAFE Index NTR	19.40%	8.61%	5.20%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,200,791,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 2,918,000
InvestmentCompanyPortfolioTurnover	19.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,200,791 Total Number of Portfolio Holdings736 Portfolio Turnover Rate 19.5% Total Advisory Fees Paid (amount in thousands)$2,918
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.40%
Investment Companies	3.48%
Preferred Stocks	0.36%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-1 shares into Class R-3 shares for the Fund following the close of business on November 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000082032
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	R-3
Trading Symbol	PIIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index") at the time of purchase. The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending in August 2024, the Fund was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as financials and information technology posted the best returns for the year. The consumer staples and consumer discretionary sectors were the weakest performers. Rolls-Royce Holdings, Hitachi, and UniCredit contributed to fund performance. Kering, Shiseido, and Bayer detracted from fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $15,409	MSCI EAFE Index NTR $16,596
8/14	10,000	10,000
9/14	9,600	9,616
10/14	9,534	9,476
11/14	9,562	9,605
12/14	9,185	9,272
1/15	9,253	9,317
2/15	9,808	9,874
3/15	9,652	9,724
4/15	10,032	10,122
5/15	10,022	10,070
6/15	9,730	9,784
7/15	9,886	9,988
8/15	9,155	9,253
9/15	8,737	8,783
10/15	9,321	9,470
11/15	9,224	9,322
12/15	9,050	9,197
1/16	8,518	8,532
2/16	8,236	8,375
3/16	8,779	8,920
4/16	8,980	9,179
5/16	8,950	9,095
6/16	8,708	8,790
7/16	9,070	9,235
8/16	9,110	9,242
9/16	9,221	9,355
10/16	9,000	9,164
11/16	8,829	8,982
12/16	9,066	9,289
1/17	9,364	9,558
2/17	9,467	9,695
3/17	9,754	9,962
4/17	10,001	10,215
5/17	10,350	10,590
6/17	10,361	10,571
7/17	10,638	10,876
8/17	10,638	10,872
9/17	10,875	11,143
10/17	11,049	11,312
11/17	11,121	11,431
12/17	11,257	11,614
1/18	11,839	12,197
2/18	11,236	11,646
3/18	11,151	11,436
4/18	11,320	11,697
5/18	11,088	11,434
6/18	10,929	11,295
7/18	11,215	11,573
8/18	10,960	11,349
9/18	11,056	11,448
10/18	10,166	10,537
11/18	10,198	10,523
12/18	9,678	10,012
1/19	10,301	10,670
2/19	10,530	10,942
3/19	10,629	11,011
4/19	10,935	11,321
5/19	10,377	10,777
6/19	10,990	11,417
7/19	10,749	11,272
8/19	10,541	10,980
9/19	10,848	11,294
10/19	11,208	11,700
11/19	11,340	11,832
12/19	11,676	12,217
1/20	11,372	11,961
2/20	10,506	10,880
3/20	8,965	9,428
4/20	9,550	10,037
5/20	10,056	10,474
6/20	10,382	10,831
7/20	10,574	11,083
8/20	11,080	11,653
9/20	10,832	11,350
10/20	10,394	10,897
11/20	11,923	12,586
12/20	12,521	13,171
1/21	12,338	13,031
2/21	12,636	13,323
3/21	12,922	13,630
4/21	13,300	14,040
5/21	13,782	14,498
6/21	13,587	14,334
7/21	13,690	14,442
8/21	13,896	14,697
9/21	13,426	14,271
10/21	13,827	14,622
11/21	13,197	13,941
12/21	13,820	14,655
1/22	13,292	13,947
2/22	12,884	13,700
3/22	12,860	13,788
4/22	12,021	12,896
5/22	12,248	12,993
6/22	11,145	11,787
7/22	11,709	12,375
8/22	11,013	11,787
9/22	9,981	10,684
10/22	10,569	11,259
11/22	11,997	12,527
12/22	11,762	12,537
1/23	12,768	13,552
2/23	12,375	13,269
3/23	12,756	13,598
4/23	13,099	13,982
5/23	12,572	13,391
6/23	13,124	14,000
7/23	13,479	14,453
8/23	12,940	13,899
9/23	12,461	13,424
10/23	12,081	12,880
11/23	13,099	14,076
12/23	13,785	14,824
1/24	13,722	14,909
2/24	14,102	15,182
3/24	14,559	15,681
4/24	14,077	15,280
5/24	14,813	15,871
6/24	14,496	15,615
7/24	14,914	16,073
8/24	15,409	16,596

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	19.08%	7.89%	4.42%
MSCI EAFE Index NTR	19.40%	8.61%	5.20%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,200,791,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 2,918,000
InvestmentCompanyPortfolioTurnover	19.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,200,791 Total Number of Portfolio Holdings736 Portfolio Turnover Rate 19.5% Total Advisory Fees Paid (amount in thousands)$2,918
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.40%
Investment Companies	3.48%
Preferred Stocks	0.36%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-1 shares into Class R-3 shares for the Fund following the close of business on November 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000082033
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	R-4
Trading Symbol	PIIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index") at the time of purchase. The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending in August 2024, the Fund was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as financials and information technology posted the best returns for the year. The consumer staples and consumer discretionary sectors were the weakest performers. Rolls-Royce Holdings, Hitachi, and UniCredit contributed to fund performance. Kering, Shiseido, and Bayer detracted from fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $15,698	MSCI EAFE Index NTR $16,596
8/14	10,000	10,000
9/14	9,595	9,616
10/14	9,529	9,476
11/14	9,557	9,605
12/14	9,187	9,272
1/15	9,255	9,317
2/15	9,814	9,874
3/15	9,660	9,724
4/15	10,036	10,122
5/15	10,027	10,070
6/15	9,737	9,784
7/15	9,892	9,988
8/15	9,168	9,253
9/15	8,753	8,783
10/15	9,342	9,470
11/15	9,245	9,322
12/15	9,060	9,197
1/16	8,532	8,532
2/16	8,263	8,375
3/16	8,801	8,920
4/16	9,000	9,179
5/16	8,971	9,095
6/16	8,731	8,790
7/16	9,100	9,235
8/16	9,140	9,242
9/16	9,250	9,355
10/16	9,030	9,164
11/16	8,871	8,982
12/16	9,104	9,289
1/17	9,410	9,558
2/17	9,502	9,695
3/17	9,799	9,962
4/17	10,044	10,215
5/17	10,401	10,590
6/17	10,412	10,571
7/17	10,687	10,876
8/17	10,687	10,872
9/17	10,933	11,143
10/17	11,106	11,312
11/17	11,188	11,431
12/17	11,321	11,614
1/18	11,912	12,197
2/18	11,300	11,646
3/18	11,226	11,436
4/18	11,395	11,697
5/18	11,153	11,434
6/18	11,005	11,295
7/18	11,300	11,573
8/18	11,047	11,349
9/18	11,142	11,448
10/18	10,246	10,537
11/18	10,278	10,523
12/18	9,753	10,012
1/19	10,385	10,670
2/19	10,614	10,942
3/19	10,713	11,011
4/19	11,029	11,321
5/19	10,462	10,777
6/19	11,083	11,417
7/19	10,843	11,272
8/19	10,636	10,980
9/19	10,953	11,294
10/19	11,313	11,700
11/19	11,443	11,832
12/19	11,789	12,217
1/20	11,485	11,961
2/20	10,609	10,880
3/20	9,058	9,428
4/20	9,642	10,037
5/20	10,159	10,474
6/20	10,496	10,831
7/20	10,687	11,083
8/20	11,204	11,653
9/20	10,946	11,350
10/20	10,508	10,897
11/20	12,059	12,586
12/20	12,669	13,171
1/21	12,486	13,031
2/21	12,784	13,323
3/21	13,082	13,630
4/21	13,460	14,040
5/21	13,953	14,498
6/21	13,758	14,334
7/21	13,862	14,442
8/21	14,068	14,697
9/21	13,598	14,271
10/21	14,011	14,622
11/21	13,369	13,941
12/21	14,006	14,655
1/22	13,477	13,947
2/22	13,056	13,700
3/22	13,032	13,788
4/22	12,190	12,896
5/22	12,419	12,993
6/22	11,313	11,787
7/22	11,878	12,375
8/22	11,180	11,787
9/22	10,135	10,684
10/22	10,724	11,259
11/22	12,178	12,527
12/22	11,950	12,537
1/23	12,960	13,552
2/23	12,566	13,269
3/23	12,948	13,598
4/23	13,305	13,982
5/23	12,775	13,391
6/23	13,342	14,000
7/23	13,699	14,453
8/23	13,157	13,899
9/23	12,677	13,424
10/23	12,282	12,880
11/23	13,329	14,076
12/23	14,027	14,824
1/24	13,951	14,909
2/24	14,359	15,182
3/24	14,818	15,681
4/24	14,333	15,280
5/24	15,086	15,871
6/24	14,754	15,615
7/24	15,188	16,073
8/24	15,698	16,596

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	19.31%	8.10%	4.61%
MSCI EAFE Index NTR	19.40%	8.61%	5.20%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,200,791,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 2,918,000
InvestmentCompanyPortfolioTurnover	19.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,200,791 Total Number of Portfolio Holdings736 Portfolio Turnover Rate 19.5% Total Advisory Fees Paid (amount in thousands)$2,918
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.40%
Investment Companies	3.48%
Preferred Stocks	0.36%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares into Class R-5 shares for the Fund following the close of business on November 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000082034
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	R-5
Trading Symbol	PIIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$64	0.58%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index") at the time of purchase. The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending in August 2024, the Fund was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as financials and information technology posted the best returns for the year. The consumer staples and consumer discretionary sectors were the weakest performers. Rolls-Royce Holdings, Hitachi, and UniCredit contributed to fund performance. Kering, Shiseido, and Bayer detracted from fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $15,884	MSCI EAFE Index NTR $16,596
8/14	10,000	10,000
9/14	9,596	9,616
10/14	9,530	9,476
11/14	9,568	9,605
12/14	9,182	9,272
1/15	9,260	9,317
2/15	9,819	9,874
3/15	9,665	9,724
4/15	10,051	10,122
5/15	10,041	10,070
6/15	9,751	9,784
7/15	9,906	9,988
8/15	9,182	9,253
9/15	8,768	8,783
10/15	9,356	9,470
11/15	9,260	9,322
12/15	9,075	9,197
1/16	8,556	8,532
2/16	8,277	8,375
3/16	8,816	8,920
4/16	9,015	9,179
5/16	8,985	9,095
6/16	8,756	8,790
7/16	9,115	9,235
8/16	9,155	9,242
9/16	9,274	9,355
10/16	9,055	9,164
11/16	8,895	8,982
12/16	9,126	9,289
1/17	9,433	9,558
2/17	9,535	9,695
3/17	9,822	9,962
4/17	10,077	10,215
5/17	10,436	10,590
6/17	10,446	10,571
7/17	10,732	10,876
8/17	10,732	10,872
9/17	10,978	11,143
10/17	11,152	11,312
11/17	11,234	11,431
12/17	11,369	11,614
1/18	11,961	12,197
2/18	11,348	11,646
3/18	11,274	11,436
4/18	11,443	11,697
5/18	11,211	11,434
6/18	11,052	11,295
7/18	11,348	11,573
8/18	11,095	11,349
9/18	11,190	11,448
10/18	10,302	10,537
11/18	10,323	10,523
12/18	9,797	10,012
1/19	10,432	10,670
2/19	10,673	10,942
3/19	10,771	11,011
4/19	11,089	11,321
5/19	10,531	10,777
6/19	11,144	11,417
7/19	10,914	11,272
8/19	10,706	10,980
9/19	11,012	11,294
10/19	11,384	11,700
11/19	11,527	11,832
12/19	11,864	12,217
1/20	11,560	11,961
2/20	10,679	10,880
3/20	9,121	9,428
4/20	9,708	10,037
5/20	10,228	10,474
6/20	10,566	10,831
7/20	10,769	11,083
8/20	11,289	11,653
9/20	11,029	11,350
10/20	10,589	10,897
11/20	12,158	12,586
12/20	12,756	13,171
1/21	12,583	13,031
2/21	12,883	13,323
3/21	13,182	13,630
4/21	13,563	14,040
5/21	14,058	14,498
6/21	13,874	14,334
7/21	13,978	14,442
8/21	14,185	14,697
9/21	13,712	14,271
10/21	14,127	14,622
11/21	13,494	13,941
12/21	14,138	14,655
1/22	13,593	13,947
2/22	13,182	13,700
3/22	13,158	13,788
4/22	12,299	12,896
5/22	12,541	12,993
6/22	11,417	11,787
7/22	11,997	12,375
8/22	11,284	11,787
9/22	10,231	10,684
10/22	10,824	11,259
11/22	12,299	12,527
12/22	12,072	12,537
1/23	13,089	13,552
2/23	12,692	13,269
3/23	13,089	13,598
4/23	13,449	13,982
5/23	12,916	13,391
6/23	13,486	14,000
7/23	13,846	14,453
8/23	13,300	13,899
9/23	12,816	13,424
10/23	12,419	12,880
11/23	13,474	14,076
12/23	14,187	14,824
1/24	14,110	14,909
2/24	14,522	15,182
3/24	14,984	15,681
4/24	14,496	15,280
5/24	15,267	15,871
6/24	14,933	15,615
7/24	15,370	16,073
8/24	15,884	16,596

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	19.43%	8.21%	4.74%
MSCI EAFE Index NTR	19.40%	8.61%	5.20%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,200,791,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 2,918,000
InvestmentCompanyPortfolioTurnover	19.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,200,791 Total Number of Portfolio Holdings736 Portfolio Turnover Rate 19.5% Total Advisory Fees Paid (amount in thousands)$2,918
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.40%
Investment Companies	3.48%
Preferred Stocks	0.36%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares into Class R-5 shares for the Fund following the close of business on November 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000176329
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	R-6
Trading Symbol	PFIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index") at the time of purchase. The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending in August 2024, the Fund was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns as financials and information technology posted the best returns for the year. The consumer staples and consumer discretionary sectors were the weakest performers. Rolls-Royce Holdings, Hitachi, and UniCredit contributed to fund performance. Kering, Shiseido, and Bayer detracted from fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $16,295	MSCI EAFE Index NTR $16,596
8/14	10,000	10,000
9/14	9,597	9,616
10/14	9,531	9,476
11/14	9,568	9,605
12/14	9,197	9,272
1/15	9,273	9,317
2/15	9,830	9,874
3/15	9,685	9,724
4/15	10,059	10,122
5/15	10,059	10,070
6/15	9,770	9,784
7/15	9,923	9,988
8/15	9,202	9,253
9/15	8,788	8,783
10/15	9,373	9,470
11/15	9,277	9,322
12/15	9,098	9,197
1/16	8,570	8,532
2/16	8,301	8,375
3/16	8,838	8,920
4/16	9,046	9,179
5/16	9,016	9,095
6/16	8,786	8,790
7/16	9,144	9,235
8/16	9,193	9,242
9/16	9,312	9,355
10/16	9,093	9,164
11/16	8,933	8,982
12/16	9,167	9,289
1/17	9,473	9,558
2/17	9,576	9,695
3/17	9,872	9,962
4/17	10,128	10,215
5/17	10,486	10,590
6/17	10,497	10,571
7/17	10,783	10,876
8/17	10,783	10,872
9/17	11,039	11,143
10/17	11,213	11,312
11/17	11,305	11,431
12/17	11,437	11,614
1/18	12,040	12,197
2/18	11,426	11,646
3/18	11,352	11,436
4/18	11,532	11,697
5/18	11,288	11,434
6/18	11,140	11,295
7/18	11,447	11,573
8/18	11,193	11,349
9/18	11,288	11,448
10/18	10,388	10,537
11/18	10,420	10,523
12/18	9,895	10,012
1/19	10,534	10,670
2/19	10,787	10,942
3/19	10,875	11,011
4/19	11,205	11,321
5/19	10,633	10,777
6/19	11,271	11,417
7/19	11,029	11,272
8/19	10,831	10,980
9/19	11,139	11,294
10/19	11,525	11,700
11/19	11,657	11,832
12/19	12,013	12,217
1/20	11,706	11,961
2/20	10,819	10,880
3/20	9,238	9,428
4/20	9,841	10,037
5/20	10,375	10,474
6/20	10,717	10,831
7/20	10,921	11,083
8/20	11,445	11,653
9/20	11,194	11,350
10/20	10,751	10,897
11/20	12,332	12,586
12/20	12,957	13,171
1/21	12,783	13,031
2/21	13,085	13,323
3/21	13,400	13,630
4/21	13,784	14,040
5/21	14,296	14,498
6/21	14,098	14,334
7/21	14,214	14,442
8/21	14,436	14,697
9/21	13,958	14,271
10/21	14,377	14,622
11/21	13,726	13,941
12/21	14,391	14,655
1/22	13,840	13,947
2/22	13,423	13,700
3/22	13,399	13,788
4/22	12,541	12,896
5/22	12,774	12,993
6/22	11,635	11,787
7/22	12,235	12,375
8/22	11,513	11,787
9/22	10,435	10,684
10/22	11,047	11,259
11/22	12,554	12,527
12/22	12,319	12,537
1/23	13,377	13,552
2/23	12,961	13,269
3/23	13,364	13,598
4/23	13,742	13,982
5/23	13,200	13,391
6/23	13,780	14,000
7/23	14,158	14,453
8/23	13,604	13,899
9/23	13,112	13,424
10/23	12,709	12,880
11/23	13,792	14,076
12/23	14,529	14,824
1/24	14,451	14,909
2/24	14,869	15,182
3/24	15,353	15,681
4/24	14,856	15,280
5/24	15,641	15,871
6/24	15,301	15,615
7/24	15,759	16,073
8/24	16,295	16,596

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	19.78%	8.51%	5.00%
MSCI EAFE Index NTR	19.40%	8.61%	5.20%

Performance Inception Date	Dec. 30, 2009
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,200,791,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 2,918,000
InvestmentCompanyPortfolioTurnover	19.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,200,791 Total Number of Portfolio Holdings736 Portfolio Turnover Rate 19.5% Total Advisory Fees Paid (amount in thousands)$2,918
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.40%
Investment Companies	3.48%
Preferred Stocks	0.36%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000150254
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	Institutional
Trading Symbol	PISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$116	1.08%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency. The Fund performed roughly in line with the MSCI World Ex-U.S.A. Small Cap Index NTR ("Index") for the trailing year. Over much of the period, stocks with rising expectations and attractive fundamental profiles tended to perform well across most regions. However, there were brief yet challenging periods of time where lower quality highly cyclical companies led the market amid sharp risk-on rallies which presented headwinds for the strategy. Europe stood out as a key contributor to relative performance during the year. Israeli cyber security as well as semiconductor holdings continued to perform well amid strong demand for their differentiated products. Danish pharmacology holdings performed well amid strong demand for effective allergy medications while another holding performed well amid increased mpox vaccine orders on the back of the recent public health emergency. Stock selection within Japan stood out as a key detractor from relative performance during the year. In Japan it was capital goods machinery that was a headwind to the strategy amid concerns over a slowing construction demand and a strengthening Japanese Yen that would weigh on exporter profits.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $15,275	MSCI World Ex-U.S. Index $16,477	MSCI World Ex-U.S.A. Small Cap Index NTR $16,366
8/14	10,000	10,000	10,000
9/14	9,391	9,590	9,394
10/14	9,300	9,437	9,156
11/14	9,249	9,553	9,147
12/14	9,247	9,235	9,077
1/15	9,237	9,203	8,996
2/15	9,900	9,753	9,572
3/15	9,726	9,590	9,443
4/15	10,185	10,005	9,923
5/15	10,328	9,918	9,983
6/15	10,154	9,636	9,835
7/15	10,246	9,789	9,820
8/15	9,798	9,076	9,383
9/15	9,512	8,618	9,046
10/15	9,981	9,266	9,583
11/15	10,093	9,118	9,562
12/15	10,003	8,955	9,572
1/16	9,414	8,338	8,844
2/16	9,177	8,222	8,891
3/16	9,869	8,780	9,630
4/16	9,951	9,063	9,934
5/16	10,158	8,960	9,946
6/16	9,734	8,688	9,506
7/16	10,251	9,115	10,071
8/16	10,189	9,124	9,987
9/16	10,560	9,235	10,267
10/16	10,220	9,055	9,962
11/16	10,054	8,910	9,716
12/16	10,136	9,201	9,985
1/17	10,571	9,475	10,345
2/17	10,788	9,584	10,544
3/17	10,985	9,827	10,745
4/17	11,388	10,036	11,126
5/17	11,937	10,371	11,491
6/17	11,916	10,381	11,527
7/17	12,434	10,690	11,934
8/17	12,600	10,687	12,034
9/17	13,035	10,964	12,364
10/17	13,273	11,114	12,539
11/17	13,480	11,227	12,716
12/17	13,761	11,428	13,084
1/18	14,413	11,961	13,695
2/18	13,718	11,393	13,162
3/18	13,761	11,195	13,019
4/18	14,011	11,452	13,217
5/18	13,783	11,235	13,123
6/18	13,468	11,112	12,896
7/18	13,663	11,385	12,970
8/18	13,435	11,170	12,880
9/18	13,381	11,257	12,786
10/18	12,000	10,363	11,567
11/18	11,696	10,353	11,454
12/18	10,977	9,818	10,720
1/19	12,024	10,519	11,629
2/19	12,274	10,789	11,897
3/19	12,322	10,844	11,891
4/19	12,667	11,151	12,216
5/19	12,072	10,624	11,575
6/19	12,774	11,255	12,101
7/19	12,631	11,119	12,047
8/19	12,453	10,846	11,768
9/19	12,750	11,150	12,068
10/19	13,215	11,511	12,564
11/19	13,417	11,655	12,849
12/19	13,906	12,026	13,444
1/20	13,477	11,793	13,055
2/20	12,315	10,747	11,781
3/20	9,683	9,229	9,627
4/20	10,748	9,872	10,754
5/20	11,482	10,292	11,508
6/20	11,751	10,645	11,713
7/20	12,229	10,928	12,162
8/20	13,012	11,492	13,049
9/20	12,914	11,168	12,899
10/20	12,437	10,729	12,482
11/20	13,783	12,376	14,200
12/20	14,683	12,939	15,162
1/21	14,621	12,801	15,123
2/21	14,882	13,127	15,562
3/21	15,377	13,462	15,901
4/21	16,009	13,885	16,560
5/21	16,307	14,368	16,932
6/21	16,034	14,222	16,666
7/21	16,344	14,316	16,918
8/21	16,691	14,546	17,372
9/21	15,898	14,128	16,786
10/21	16,245	14,548	17,124
11/21	15,402	13,868	16,166
12/21	15,889	14,572	16,851
1/22	14,842	13,929	15,698
2/22	14,461	13,712	15,558
3/22	14,311	13,871	15,632
4/22	13,250	12,960	14,547
5/22	13,291	13,068	14,449
6/22	11,944	11,838	12,828
7/22	12,747	12,427	13,704
8/22	12,080	11,846	13,111
9/22	10,910	10,750	11,615
10/22	11,414	11,342	12,136
11/22	12,624	12,550	13,302
12/22	12,406	12,490	13,382
1/23	13,384	13,513	14,406
2/23	13,067	13,198	14,053
3/23	13,232	13,491	14,049
4/23	13,370	13,874	14,297
5/23	12,792	13,269	13,703
6/23	13,343	13,900	14,117
7/23	13,728	14,350	14,756
8/23	13,398	13,795	14,261
9/23	12,764	13,329	13,627
10/23	12,172	12,767	12,822
11/23	13,343	13,967	14,065
12/23	14,039	14,730	15,071
1/24	13,801	14,794	14,813
2/24	14,081	15,046	14,857
3/24	14,727	15,554	15,460
4/24	14,166	15,142	15,013
5/24	14,854	15,721	15,671
6/24	14,376	15,460	15,219
7/24	15,036	15,945	16,065
8/24	15,275	16,477	16,366

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Institutional Shares	14.01%	4.17%	4.33%
MSCI World Ex-U.S. Index	19.45%	8.72%	5.12%
MSCI World Ex-U.S.A. Small Cap Index NTR	14.76%	6.82%	5.05%

Performance Inception Date	Jun. 11, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI World Ex-U.S. Index in order to meet the revised definition of “broad-based securities market index”. The MSCI World Ex-U.S.A. Small Cap Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 742,768,000
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 6,915,000
InvestmentCompanyPortfolioTurnover	48.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$742,768 Total Number of Portfolio Holdings160 Portfolio Turnover Rate 48.7% Total Advisory Fees Paid (amount in thousands)$6,915
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.83%
Investment Companies	3.39%
Other Assets and Liabilities	(2.22)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000176332
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	R-6
Trading Symbol	PFISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$110	1.03%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency. The Fund performed roughly in line with the MSCI World Ex-U.S.A. Small Cap Index NTR ("Index") for the trailing year. Over much of the period, stocks with rising expectations and attractive fundamental profiles tended to perform well across most regions. However, there were brief yet challenging periods of time where lower quality highly cyclical companies led the market amid sharp risk-on rallies which presented headwinds for the strategy. Europe stood out as a key contributor to relative performance during the year. Israeli cyber security as well as semiconductor holdings continued to perform well amid strong demand for their differentiated products. Danish pharmacology holdings performed well amid strong demand for effective allergy medications while another holding performed well amid increased mpox vaccine orders on the back of the recent public health emergency. Stock selection within Japan stood out as a key detractor from relative performance during the year. In Japan it was capital goods machinery that was a headwind to the strategy amid concerns over a slowing construction demand and a strengthening Japanese Yen that would weigh on exporter profits.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $15,284	MSCI World Ex-U.S. Index $16,477	MSCI World Ex-U.S.A. Small Cap Index NTR $16,366
8/14	10,000	10,000	10,000
9/14	9,391	9,590	9,394
10/14	9,300	9,437	9,156
11/14	9,249	9,553	9,147
12/14	9,247	9,235	9,077
1/15	9,237	9,203	8,996
2/15	9,889	9,753	9,572
3/15	9,716	9,590	9,443
4/15	10,175	10,005	9,923
5/15	10,307	9,918	9,983
6/15	10,134	9,636	9,835
7/15	10,226	9,789	9,820
8/15	9,777	9,076	9,383
9/15	9,482	8,618	9,046
10/15	9,951	9,266	9,583
11/15	10,053	9,118	9,562
12/15	9,962	8,955	9,572
1/16	9,374	8,338	8,844
2/16	9,146	8,222	8,891
3/16	9,828	8,780	9,630
4/16	9,910	9,063	9,934
5/16	10,096	8,960	9,946
6/16	9,673	8,688	9,506
7/16	10,189	9,115	10,071
8/16	10,117	9,124	9,987
9/16	10,488	9,235	10,267
10/16	10,137	9,055	9,962
11/16	9,972	8,910	9,716
12/16	10,043	9,201	9,985
1/17	10,474	9,475	10,345
2/17	10,690	9,584	10,544
3/17	10,885	9,827	10,745
4/17	11,285	10,036	11,126
5/17	11,818	10,371	11,491
6/17	11,839	10,381	11,527
7/17	12,382	10,690	11,934
8/17	12,526	10,687	12,034
9/17	12,957	10,964	12,364
10/17	13,203	11,114	12,539
11/17	13,398	11,227	12,716
12/17	13,678	11,428	13,084
1/18	14,335	11,961	13,695
2/18	13,646	11,393	13,162
3/18	13,689	11,195	13,019
4/18	13,937	11,452	13,217
5/18	13,721	11,235	13,123
6/18	13,398	11,112	12,896
7/18	13,592	11,385	12,970
8/18	13,376	11,170	12,880
9/18	13,323	11,257	12,786
10/18	11,955	10,363	11,567
11/18	11,642	10,353	11,454
12/18	10,926	9,818	10,720
1/19	11,976	10,519	11,629
2/19	12,224	10,789	11,897
3/19	12,271	10,844	11,891
4/19	12,613	11,151	12,216
5/19	12,023	10,624	11,575
6/19	12,720	11,255	12,101
7/19	12,590	11,119	12,047
8/19	12,413	10,846	11,768
9/19	12,708	11,150	12,068
10/19	13,168	11,511	12,564
11/19	13,368	11,655	12,849
12/19	13,855	12,026	13,444
1/20	13,442	11,793	13,055
2/20	12,276	10,747	11,781
3/20	9,653	9,229	9,627
4/20	10,710	9,872	10,754
5/20	11,450	10,292	11,508
6/20	11,718	10,645	11,713
7/20	12,203	10,928	12,162
8/20	12,992	11,492	13,049
9/20	12,883	11,168	12,899
10/20	12,410	10,729	12,482
11/20	13,757	12,376	14,200
12/20	14,649	12,939	15,162
1/21	14,599	12,801	15,123
2/21	14,845	13,127	15,562
3/21	15,350	13,462	15,901
4/21	15,977	13,885	16,560
5/21	16,284	14,368	16,932
6/21	16,014	14,222	16,666
7/21	16,321	14,316	16,918
8/21	16,666	14,546	17,372
9/21	15,879	14,128	16,786
10/21	16,223	14,548	17,124
11/21	15,387	13,868	16,166
12/21	15,874	14,572	16,851
1/22	14,833	13,929	15,698
2/22	14,442	13,712	15,558
3/22	14,306	13,871	15,632
4/22	13,253	12,960	14,547
5/22	13,280	13,068	14,449
6/22	11,929	11,838	12,828
7/22	12,739	12,427	13,704
8/22	12,064	11,846	13,111
9/22	10,902	10,750	11,615
10/22	11,402	11,342	12,136
11/22	12,618	12,550	13,302
12/22	12,399	12,490	13,382
1/23	13,385	13,513	14,406
2/23	13,056	13,198	14,053
3/23	13,234	13,491	14,049
4/23	13,371	13,874	14,297
5/23	12,783	13,269	13,703
6/23	13,344	13,900	14,117
7/23	13,727	14,350	14,756
8/23	13,398	13,795	14,261
9/23	12,769	13,329	13,627
10/23	12,167	12,767	12,822
11/23	13,344	13,967	14,065
12/23	14,042	14,730	15,071
1/24	13,805	14,794	14,813
2/24	14,084	15,046	14,857
3/24	14,740	15,554	15,460
4/24	14,168	15,142	15,013
5/24	14,852	15,721	15,671
6/24	14,391	15,460	15,219
7/24	15,033	15,945	16,065
8/24	15,284	16,477	16,366

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	14.07%	4.25%	4.33%
MSCI World Ex-U.S. Index	19.45%	8.72%	5.12%
MSCI World Ex-U.S.A. Small Cap Index NTR	14.76%	6.82%	5.05%

Performance Inception Date	Jun. 11, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the MSCI World Ex-U.S. Index in order to meet the revised definition of “broad-based securities market index”. The MSCI World Ex-U.S.A. Small Cap Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 742,768,000
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 6,915,000
InvestmentCompanyPortfolioTurnover	48.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$742,768 Total Number of Portfolio Holdings160 Portfolio Turnover Rate 48.7% Total Advisory Fees Paid (amount in thousands)$6,915
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.83%
Investment Companies	3.39%
Other Assets and Liabilities	(2.22)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000115414
Shareholder Report [Line Items]
Fund Name	Opportunistic Municipal Fund
Class Name	Class A
Trading Symbol	PMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations, which are securities issued by or on behalf of state or local governments and other public authorities. It invests in other debt obligations, including (but not limited to) taxable municipal obligations; U.S. Treasury securities; obligations of the U.S. government, its agencies, and instrumentalities; and exchange-traded funds (ETFs) to gain exposure to the municipal market. For the twelve-month period, the Bloomberg Municipal Bond Index (“Index”), generated strong returns year over year. The Fund outperformed its Index. The Fund’s duration was short the Index but possessed a substantially higher yield. During the fiscal year ending August 31,2024, the top sectors were industrial development and education. Individual holdings that thrived were Hunt refinery and Stanford University. Weaker sectors included healthcare and transportation. Individual credits that took a step back over the year were Last Step Recycling and Moorehead Metropolitan Area Flood Management.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $13,609	Bloomberg Municipal Bond Index $12,708	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	9,628	10,000	10,000
9/14	9,717	10,010	9,932
10/14	9,801	10,079	10,030
11/14	9,824	10,096	10,101
12/14	9,930	10,147	10,110
1/15	10,130	10,327	10,322
2/15	10,063	10,220	10,225
3/15	10,135	10,250	10,273
4/15	10,097	10,196	10,236
5/15	10,080	10,168	10,211
6/15	10,062	10,159	10,100
7/15	10,116	10,232	10,170
8/15	10,126	10,252	10,155
9/15	10,235	10,327	10,224
10/15	10,310	10,368	10,226
11/15	10,410	10,409	10,199
12/15	10,555	10,482	10,166
1/16	10,653	10,607	10,306
2/16	10,612	10,624	10,379
3/16	10,746	10,658	10,474
4/16	10,909	10,736	10,514
5/16	11,011	10,765	10,517
6/16	11,286	10,936	10,706
7/16	11,275	10,943	10,774
8/16	11,335	10,958	10,761
9/16	11,264	10,903	10,755
10/16	11,087	10,789	10,673
11/16	10,435	10,386	10,420
12/16	10,523	10,508	10,435
1/17	10,575	10,577	10,456
2/17	10,700	10,651	10,526
3/17	10,781	10,674	10,520
4/17	10,896	10,751	10,601
5/17	11,099	10,922	10,683
6/17	11,092	10,883	10,672
7/17	11,188	10,971	10,718
8/17	11,350	11,054	10,814
9/17	11,343	10,998	10,763
10/17	11,399	11,025	10,769
11/17	11,423	10,966	10,755
12/17	11,589	11,081	10,805
1/18	11,461	10,950	10,680
2/18	11,430	10,917	10,579
3/18	11,511	10,958	10,647
4/18	11,502	10,919	10,568
5/18	11,659	11,044	10,643
6/18	11,652	11,053	10,630
7/18	11,678	11,080	10,632
8/18	11,733	11,108	10,701
9/18	11,667	11,037	10,632
10/18	11,541	10,969	10,548
11/18	11,615	11,090	10,611
12/18	11,743	11,223	10,806
1/19	11,826	11,308	10,921
2/19	11,929	11,368	10,914
3/19	12,217	11,548	11,124
4/19	12,300	11,591	11,127
5/19	12,524	11,751	11,324
6/19	12,582	11,794	11,466
7/19	12,690	11,889	11,492
8/19	12,948	12,077	11,789
9/19	12,866	11,980	11,727
10/19	12,902	12,002	11,762
11/19	12,938	12,032	11,756
12/19	12,986	12,068	11,748
1/20	13,255	12,285	11,974
2/20	13,519	12,444	12,189
3/20	11,986	11,992	12,118
4/20	11,610	11,842	12,333
5/20	12,164	12,218	12,390
6/20	12,660	12,319	12,469
7/20	13,006	12,527	12,655
8/20	13,028	12,468	12,553
9/20	13,054	12,470	12,546
10/20	13,047	12,433	12,490
11/20	13,334	12,621	12,612
12/20	13,555	12,697	12,630
1/21	13,795	12,778	12,539
2/21	13,552	12,575	12,358
3/21	13,677	12,653	12,204
4/21	13,912	12,759	12,300
5/21	14,107	12,797	12,340
6/21	14,303	12,832	12,427
7/21	14,451	12,939	12,566
8/21	14,388	12,891	12,542
9/21	14,225	12,798	12,433
10/21	14,174	12,761	12,430
11/21	14,369	12,869	12,467
12/21	14,419	12,890	12,435
1/22	13,980	12,537	12,167
2/22	13,762	12,492	12,031
3/22	13,200	12,087	11,697
4/22	12,652	11,753	11,253
5/22	12,732	11,928	11,326
6/22	12,320	11,732	11,148
7/22	12,767	12,042	11,420
8/22	12,457	11,778	11,098
9/22	11,789	11,326	10,618
10/22	11,549	11,232	10,481
11/22	12,128	11,757	10,866
12/22	12,110	11,791	10,817
1/23	12,550	12,130	11,150
2/23	12,187	11,856	10,862
3/23	12,324	12,119	11,138
4/23	12,390	12,091	11,205
5/23	12,408	11,986	11,083
6/23	12,572	12,106	11,043
7/23	12,614	12,154	11,036
8/23	12,498	11,979	10,965
9/23	12,172	11,628	10,687
10/23	11,911	11,529	10,518
11/23	12,622	12,261	10,994
12/23	13,017	12,546	11,415
1/24	13,035	12,482	11,384
2/24	13,144	12,498	11,223
3/24	13,233	12,497	11,327
4/24	13,089	12,343	11,041
5/24	13,170	12,306	11,228
6/24	13,379	12,495	11,334
7/24	13,473	12,609	11,599
8/24	13,609	12,708	11,765

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	8.89%	1.00%	3.52%
Class A Shares Including Sales Charge	4.78%	0.23%	3.13%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective January 31, 2024, the Fund changed its primary index to the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s former index was the Bloomberg U.S. Aggregate Bond Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 153,730,000
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 637,000
InvestmentCompanyPortfolioTurnover	70.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$153,730 Total Number of Portfolio Holdings133 Portfolio Turnover Rate 70.1% Total Advisory Fees Paid (amount in thousands)$637
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	104.12%
Investment Companies	0.12%
Other Assets and LiabilitiesFootnote Reference*	(4.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000153266
Shareholder Report [Line Items]
Fund Name	Opportunistic Municipal Fund
Class Name	Institutional
Trading Symbol	POMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations, which are securities issued by or on behalf of state or local governments and other public authorities. It invests in other debt obligations, including (but not limited to) taxable municipal obligations; U.S. Treasury securities; obligations of the U.S. government, its agencies, and instrumentalities; and exchange-traded funds (ETFs) to gain exposure to the municipal market. For the twelve-month period, the Bloomberg Municipal Bond Index (“Index”), generated strong returns year over year. The Fund outperformed its Index. The Fund’s duration was short the Index but possessed a substantially higher yield. During the fiscal year ending August 31,2024, the top sectors were industrial development and education. Individual holdings that thrived were Hunt refinery and Stanford University. Weaker sectors included healthcare and transportation. Individual credits that took a step back over the year were Last Step Recycling and Moorehead Metropolitan Area Flood Management.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $14,517	Bloomberg Municipal Bond Index $12,708	Bloomberg U.S. Aggregate Bond Index $11,765
8/14	10,000	10,000	10,000
9/14	10,093	10,010	9,932
10/14	10,180	10,079	10,030
11/14	10,203	10,096	10,101
12/14	10,313	10,147	10,110
1/15	10,521	10,327	10,322
2/15	10,452	10,220	10,225
3/15	10,528	10,250	10,273
4/15	10,481	10,196	10,236
5/15	10,475	10,168	10,211
6/15	10,459	10,159	10,100
7/15	10,518	10,232	10,170
8/15	10,530	10,252	10,155
9/15	10,646	10,327	10,224
10/15	10,716	10,368	10,226
11/15	10,832	10,409	10,199
12/15	10,975	10,482	10,166
1/16	11,090	10,607	10,306
2/16	11,039	10,624	10,379
3/16	11,191	10,658	10,474
4/16	11,363	10,736	10,514
5/16	11,472	10,765	10,517
6/16	11,760	10,936	10,706
7/16	11,752	10,943	10,774
8/16	11,817	10,958	10,761
9/16	11,745	10,903	10,755
10/16	11,563	10,789	10,673
11/16	10,885	10,386	10,420
12/16	10,969	10,508	10,435
1/17	11,026	10,577	10,456
2/17	11,159	10,651	10,526
3/17	11,256	10,674	10,520
4/17	11,379	10,751	10,601
5/17	11,604	10,922	10,683
6/17	11,600	10,883	10,672
7/17	11,692	10,971	10,718
8/17	11,874	11,054	10,814
9/17	11,858	10,998	10,763
10/17	11,919	11,025	10,769
11/17	11,946	10,966	10,755
12/17	12,122	11,081	10,805
1/18	12,004	10,950	10,680
2/18	11,961	10,917	10,579
3/18	12,061	10,958	10,647
4/18	12,043	10,919	10,568
5/18	12,211	11,044	10,643
6/18	12,207	11,053	10,630
7/18	12,248	11,080	10,632
8/18	12,309	11,108	10,701
9/18	12,242	11,037	10,632
10/18	12,101	10,969	10,548
11/18	12,182	11,090	10,611
12/18	12,330	11,223	10,806
1/19	12,420	11,308	10,921
2/19	12,531	11,368	10,914
3/19	12,836	11,548	11,124
4/19	12,915	11,591	11,127
5/19	13,165	11,751	11,324
6/19	13,229	11,794	11,466
7/19	13,345	11,889	11,492
8/19	13,608	12,077	11,789
9/19	13,525	11,980	11,727
10/19	13,566	12,002	11,762
11/19	13,607	12,032	11,756
12/19	13,673	12,068	11,748
1/20	13,947	12,285	11,974
2/20	14,240	12,444	12,189
3/20	12,630	11,992	12,118
4/20	12,224	11,842	12,333
5/20	12,822	12,218	12,390
6/20	13,335	12,319	12,469
7/20	13,704	12,527	12,655
8/20	13,743	12,468	12,553
9/20	13,773	12,470	12,546
10/20	13,769	12,433	12,490
11/20	14,074	12,621	12,612
12/20	14,299	12,697	12,630
1/21	14,568	12,778	12,539
2/21	14,302	12,575	12,358
3/21	14,450	12,653	12,204
4/21	14,702	12,759	12,300
5/21	14,911	12,797	12,340
6/21	15,121	12,832	12,427
7/21	15,269	12,939	12,566
8/21	15,218	12,891	12,542
9/21	15,049	12,798	12,433
10/21	14,999	12,761	12,430
11/21	15,208	12,869	12,467
12/21	15,265	12,890	12,435
1/22	14,791	12,537	12,167
2/22	14,577	12,492	12,031
3/22	13,985	12,087	11,697
4/22	13,395	11,753	11,253
5/22	13,483	11,928	11,326
6/22	13,063	11,732	11,148
7/22	13,527	12,042	11,420
8/22	13,201	11,778	11,098
9/22	12,510	11,326	10,618
10/22	12,258	11,232	10,481
11/22	12,875	11,757	10,866
12/22	12,859	11,791	10,817
1/23	13,315	12,130	11,150
2/23	12,933	11,856	10,862
3/23	13,082	12,119	11,138
4/23	13,168	12,091	11,205
5/23	13,176	11,986	11,083
6/23	13,368	12,106	11,043
7/23	13,416	12,154	11,036
8/23	13,296	11,979	10,965
9/23	12,952	11,628	10,687
10/23	12,678	11,529	10,518
11/23	13,437	12,261	10,994
12/23	13,846	12,546	11,415
1/24	13,882	12,482	11,384
2/24	14,002	12,498	11,223
3/24	14,099	12,497	11,327
4/24	13,950	12,343	11,041
5/24	14,024	12,306	11,228
6/24	14,265	12,495	11,334
7/24	14,367	12,609	11,599
8/24	14,517	12,708	11,765

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Institutional Shares	9.19%	1.30%	3.80%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Performance Inception Date	Jun. 14, 2012
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective January 31, 2024, the Fund changed its primary index to the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s former index was the Bloomberg U.S. Aggregate Bond Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 153,730,000
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 637,000
InvestmentCompanyPortfolioTurnover	70.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$153,730 Total Number of Portfolio Holdings133 Portfolio Turnover Rate 70.1% Total Advisory Fees Paid (amount in thousands)$637
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	104.12%
Investment Companies	0.12%
Other Assets and LiabilitiesFootnote Reference*	(4.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000150246
Shareholder Report [Line Items]
Fund Name	Origin Emerging Markets Fund
Class Name	Class A
Trading Symbol	POEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Origin Emerging Markets Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.46%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The advisor considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iii) the issuer or guarantor of the security derives a majority of its revenue from emerging markets. After slightly underperforming MSCI Emerging Markets Index NTR ("Index") over the end of 2023 the Fund benefited from orderly market behavior in the first five months of 2024: global markets rewarding stocks with better earnings revisions, price momentum, relative value, and profitability. A spike in market volatility and a strong reversal in performance of stocks exhibiting these four characteristics has seen a pullback in this strong performance since June, with the Fund’s investments now marginally outperforming the Index over 1 year. Allocation in the Materials sector was the leading contributor to relative performance, with our underweight position in POSCO Holdings Inc being the leading contributor in the sector. This is followed by stock selection in the Industrials sector. At a country level, stock selection in India was the leading contributor to performance, led by our overweight position in Bharat Electronics Limited. The main drag on performance was stock selection in the Information Technology sector, followed by stock selection in the Communication Services sector. Holdings in Taiwan proved the most significant detractor from overall performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $11,298	MSCI Emerging Markets Index NTR $14,477
1/15	9,452	10,000
1/15	9,121	10,000
2/15	9,423	10,310
3/15	9,282	10,163
4/15	10,189	10,945
5/15	9,887	10,506
6/15	9,679	10,233
7/15	8,894	9,524
8/15	8,081	8,663
9/15	8,034	8,402
10/15	8,412	9,002
11/15	8,195	8,650
12/15	7,858	8,457
1/16	7,276	7,909
2/16	7,114	7,896
3/16	7,896	8,941
4/16	7,887	8,989
5/16	7,868	8,654
6/16	8,135	9,000
7/16	8,440	9,453
8/16	8,650	9,688
9/16	8,850	9,812
10/16	8,554	9,836
11/16	8,220	9,383
12/16	7,973	9,404
1/17	8,528	9,918
2/17	8,844	10,222
3/17	9,179	10,480
4/17	9,361	10,709
5/17	9,591	11,026
6/17	9,945	11,137
7/17	10,653	11,801
8/17	11,237	12,064
9/17	11,266	12,016
10/17	11,639	12,437
11/17	11,849	12,462
12/17	11,998	12,910
1/18	13,133	13,986
2/18	12,537	13,340
3/18	12,469	13,093
4/18	11,970	13,035
5/18	11,912	12,573
6/18	11,104	12,050
7/18	11,181	12,315
8/18	10,845	11,982
9/18	10,672	11,918
10/18	9,547	10,881
11/18	9,710	11,329
12/18	9,165	11,029
1/19	10,057	11,994
2/19	10,232	12,021
3/19	10,397	12,122
4/19	10,668	12,378
5/19	9,950	11,479
6/19	10,581	12,196
7/19	10,600	12,047
8/19	10,309	11,459
9/19	10,338	11,678
10/19	10,911	12,171
11/19	10,775	12,154
12/19	11,519	13,061
1/20	11,097	12,452
2/20	10,792	11,795
3/20	9,309	9,978
4/20	10,203	10,892
5/20	10,507	10,976
6/20	11,028	11,783
7/20	12,206	12,836
8/20	12,138	13,119
9/20	12,020	12,909
10/20	12,108	13,175
11/20	12,717	14,393
12/20	13,587	15,451
1/21	14,179	15,925
2/21	14,415	16,047
3/21	14,326	15,805
4/21	14,592	16,198
5/21	14,612	16,574
6/21	14,701	16,602
7/21	14,031	15,485
8/21	13,952	15,890
9/21	13,174	15,259
10/21	13,243	15,409
11/21	12,927	14,781
12/21	13,520	15,059
1/22	13,154	14,774
2/22	12,533	14,332
3/22	12,045	14,008
4/22	10,936	13,229
5/22	11,262	13,287
6/22	10,224	12,404
7/22	10,122	12,374
8/22	10,000	12,426
9/22	8,881	10,969
10/22	8,678	10,628
11/22	9,868	12,205
12/22	9,467	12,033
1/23	10,279	12,983
2/23	9,769	12,141
3/23	10,091	12,509
4/23	10,008	12,367
5/23	9,821	12,160
6/23	10,268	12,621
7/23	10,695	13,407
8/23	10,008	12,581
9/23	9,737	12,252
10/23	9,352	11,776
11/23	10,050	12,719
12/23	10,386	13,216
1/24	10,099	12,602
2/24	10,821	13,202
3/24	10,916	13,529
4/24	11,139	13,589
5/24	11,436	13,666
6/24	11,701	14,205
7/24	11,446	14,247
8/24	11,298	14,477

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class A Shares Excluding Sales Charge	12.89%	1.85%	1.88%
Class A Shares Including Sales Charge	6.67%	0.70%	1.28%
MSCI Emerging Markets Index NTR	15.07%	4.79%	3.93%

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,434,632,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 25,000,000
InvestmentCompanyPortfolioTurnover	56.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,434,632 Total Number of Portfolio Holdings126 Portfolio Turnover Rate 56.8% Total Advisory Fees Paid (amount in thousands)$25,000
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.51%
Preferred Stocks	1.31%
Investment Companies	0.15%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000150247
Shareholder Report [Line Items]
Fund Name	Origin Emerging Markets Fund
Class Name	Institutional
Trading Symbol	POEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Origin Emerging Markets Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The advisor considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iii) the issuer or guarantor of the security derives a majority of its revenue from emerging markets. After slightly underperforming MSCI Emerging Markets Index NTR ("Index") over the end of 2023 the Fund benefited from orderly market behavior in the first five months of 2024: global markets rewarding stocks with better earnings revisions, price momentum, relative value, and profitability. A spike in market volatility and a strong reversal in performance of stocks exhibiting these four characteristics has seen a pullback in this strong performance since June, with the Fund’s investments now marginally outperforming the Index over 1 year. Allocation in the Materials sector was the leading contributor to relative performance, with our underweight position in POSCO Holdings Inc being the leading contributor in the sector. This is followed by stock selection in the Industrials sector. At a country level, stock selection in India was the leading contributor to performance, led by our overweight position in Bharat Electronics Limited. The main drag on performance was stock selection in the Information Technology sector, followed by stock selection in the Communication Services sector. Holdings in Taiwan proved the most significant detractor from overall performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $12,237	MSCI Emerging Markets Index NTR $14,477
1/15	10,000	10,000
1/15	9,660	10,000
2/15	9,790	10,310
3/15	9,650	10,163
4/15	10,590	10,945
5/15	10,290	10,506
6/15	10,070	10,233
7/15	9,270	9,524
8/15	8,420	8,663
9/15	8,380	8,402
10/15	8,770	9,002
11/15	8,550	8,650
12/15	8,204	8,457
1/16	7,588	7,909
2/16	7,427	7,896
3/16	8,244	8,941
4/16	8,244	8,989
5/16	8,224	8,654
6/16	8,507	9,000
7/16	8,829	9,453
8/16	9,051	9,688
9/16	9,273	9,812
10/16	8,971	9,836
11/16	8,618	9,383
12/16	8,368	9,404
1/17	8,948	9,918
2/17	9,274	10,222
3/17	9,630	10,480
4/17	9,834	10,709
5/17	10,078	11,026
6/17	10,455	11,137
7/17	11,208	11,801
8/17	11,819	12,064
9/17	11,860	12,016
10/17	12,257	12,437
11/17	12,481	12,462
12/17	12,638	12,910
1/18	13,840	13,986
2/18	13,224	13,340
3/18	13,152	13,093
4/18	12,638	13,035
5/18	12,577	12,573
6/18	11,734	12,050
7/18	11,816	12,315
8/18	11,467	11,982
9/18	11,292	11,918
10/18	10,111	10,881
11/18	10,285	11,329
12/18	9,701	11,029
1/19	10,653	11,994
2/19	10,841	12,021
3/19	11,019	12,122
4/19	11,311	12,378
5/19	10,548	11,479
6/19	11,228	12,196
7/19	11,249	12,047
8/19	10,946	11,459
9/19	10,977	11,678
10/19	11,594	12,171
11/19	11,447	12,154
12/19	12,247	13,061
1/20	11,801	12,452
2/20	11,471	11,795
3/20	9,909	9,978
4/20	10,865	10,892
5/20	11,184	10,976
6/20	11,748	11,783
7/20	13,013	12,836
8/20	12,939	13,119
9/20	12,811	12,909
10/20	12,907	13,175
11/20	13,566	14,393
12/20	14,506	15,451
1/21	15,148	15,925
2/21	15,405	16,047
3/21	15,319	15,805
4/21	15,598	16,198
5/21	15,630	16,574
6/21	15,737	16,602
7/21	15,009	15,485
8/21	14,934	15,890
9/21	14,099	15,259
10/21	14,185	15,409
11/21	13,853	14,781
12/21	14,484	15,059
1/22	14,107	14,774
2/22	13,451	14,332
3/22	12,929	14,008
4/22	11,752	13,229
5/22	12,085	13,287
6/22	10,985	12,404
7/22	10,874	12,374
8/22	10,741	12,426
9/22	9,541	10,969
10/22	9,330	10,628
11/22	10,619	12,205
12/22	10,183	12,033
1/23	11,063	12,983
2/23	10,526	12,141
3/23	10,869	12,509
4/23	10,777	12,367
5/23	10,583	12,160
6/23	11,074	12,621
7/23	11,532	13,407
8/23	10,789	12,581
9/23	10,503	12,252
10/23	10,092	11,776
11/23	10,846	12,719
12/23	11,220	13,216
1/24	10,917	12,602
2/24	11,700	13,202
3/24	11,793	13,529
4/24	12,039	13,589
5/24	12,366	13,666
6/24	12,658	14,205
7/24	12,389	14,247
8/24	12,237	14,477

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	13.43%	2.26%	2.12%
MSCI Emerging Markets Index NTR	15.07%	4.79%	3.93%

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,434,632,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 25,000,000
InvestmentCompanyPortfolioTurnover	56.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,434,632 Total Number of Portfolio Holdings126 Portfolio Turnover Rate 56.8% Total Advisory Fees Paid (amount in thousands)$25,000
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.51%
Preferred Stocks	1.31%
Investment Companies	0.15%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2023, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 1.10% to 1.05%.

Material Fund Change Expenses [Text Block]	Effective December 31, 2023, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 1.10% to 1.05%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000150248
Shareholder Report [Line Items]
Fund Name	Origin Emerging Markets Fund
Class Name	R-6
Trading Symbol	POEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Origin Emerging Markets Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The advisor considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iii) the issuer or guarantor of the security derives a majority of its revenue from emerging markets. After slightly underperforming MSCI Emerging Markets Index NTR ("Index") over the end of 2023 the Fund benefited from orderly market behavior in the first five months of 2024: global markets rewarding stocks with better earnings revisions, price momentum, relative value, and profitability. A spike in market volatility and a strong reversal in performance of stocks exhibiting these four characteristics has seen a pullback in this strong performance since June, with the Fund’s investments now marginally outperforming the Index over 1 year. Allocation in the Materials sector was the leading contributor to relative performance, with our underweight position in POSCO Holdings Inc being the leading contributor in the sector. This is followed by stock selection in the Industrials sector. At a country level, stock selection in India was the leading contributor to performance, led by our overweight position in Bharat Electronics Limited. The main drag on performance was stock selection in the Information Technology sector, followed by stock selection in the Communication Services sector. Holdings in Taiwan proved the most significant detractor from overall performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $12,320	MSCI Emerging Markets Index NTR $14,477
1/15	10,000	10,000
1/15	9,660	10,000
2/15	9,790	10,310
3/15	9,650	10,163
4/15	10,590	10,945
5/15	10,290	10,506
6/15	10,070	10,233
7/15	9,260	9,524
8/15	8,420	8,663
9/15	8,380	8,402
10/15	8,770	9,002
11/15	8,550	8,650
12/15	8,194	8,457
1/16	7,588	7,909
2/16	7,427	7,896
3/16	8,244	8,941
4/16	8,244	8,989
5/16	8,224	8,654
6/16	8,507	9,000
7/16	8,829	9,453
8/16	9,051	9,688
9/16	9,263	9,812
10/16	8,961	9,836
11/16	8,618	9,383
12/16	8,365	9,404
1/17	8,946	9,918
2/17	9,271	10,222
3/17	9,627	10,480
4/17	9,831	10,709
5/17	10,075	11,026
6/17	10,452	11,137
7/17	11,205	11,801
8/17	11,815	12,064
9/17	11,856	12,016
10/17	12,253	12,437
11/17	12,477	12,462
12/17	12,635	12,910
1/18	13,847	13,986
2/18	13,221	13,340
3/18	13,159	13,093
4/18	12,635	13,035
5/18	12,584	12,573
6/18	11,731	12,050
7/18	11,813	12,315
8/18	11,464	11,982
9/18	11,289	11,918
10/18	10,108	10,881
11/18	10,283	11,329
12/18	9,703	11,029
1/19	10,655	11,994
2/19	10,853	12,021
3/19	11,031	12,122
4/19	11,313	12,378
5/19	10,561	11,479
6/19	11,240	12,196
7/19	11,261	12,047
8/19	10,958	11,459
9/19	10,989	11,678
10/19	11,606	12,171
11/19	11,460	12,154
12/19	12,261	13,061
1/20	11,824	12,452
2/20	11,494	11,795
3/20	9,919	9,978
4/20	10,888	10,892
5/20	11,207	10,976
6/20	11,771	11,783
7/20	13,038	12,836
8/20	12,963	13,119
9/20	12,846	12,909
10/20	12,942	13,175
11/20	13,602	14,393
12/20	14,547	15,451
1/21	15,190	15,925
2/21	15,437	16,047
3/21	15,351	15,805
4/21	15,641	16,198
5/21	15,673	16,574
6/21	15,780	16,602
7/21	15,062	15,485
8/21	14,987	15,890
9/21	14,151	15,259
10/21	14,236	15,409
11/21	13,915	14,781
12/21	14,551	15,059
1/22	14,172	14,774
2/22	13,504	14,332
3/22	12,980	14,008
4/22	11,799	13,229
5/22	12,145	13,287
6/22	11,030	12,404
7/22	10,919	12,374
8/22	10,796	12,426
9/22	9,593	10,969
10/22	9,370	10,628
11/22	10,674	12,205
12/22	10,242	12,033
1/23	11,126	12,983
2/23	10,587	12,141
3/23	10,931	12,509
4/23	10,839	12,367
5/23	10,644	12,160
6/23	11,138	12,621
7/23	11,609	13,407
8/23	10,862	12,581
9/23	10,564	12,252
10/23	10,162	11,776
11/23	10,908	12,719
12/23	11,286	13,216
1/24	10,980	12,602
2/24	11,768	13,202
3/24	11,874	13,529
4/24	12,120	13,589
5/24	12,450	13,666
6/24	12,744	14,205
7/24	12,473	14,247
8/24	12,320	14,477

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-6 Shares	13.42%	2.37%	2.20%
MSCI Emerging Markets Index NTR	15.07%	4.79%	3.93%

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,434,632,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 25,000,000
InvestmentCompanyPortfolioTurnover	56.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,434,632 Total Number of Portfolio Holdings126 Portfolio Turnover Rate 56.8% Total Advisory Fees Paid (amount in thousands)$25,000
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.51%
Preferred Stocks	1.31%
Investment Companies	0.15%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000101659
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	Class A
Trading Symbol	PMDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.12%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma (WSM) is the owner of the Williams Sonoma, Pottery Barn, and West Elm brands. WSM reported strong operating margins and raised their operating margin guide driven by a focus on full price selling and greater e-commerce mix. Targa Resources (TRGP) is midstream energy services company and aided results as the company reiterated its 50% year over year dividend increase, indicating management’s confidence in the company’s free cash flow acceleration story. East West Bancorp (EWBC) is the largest Chinese American-focused bank in the U.S. outperformed after affirming its strong credit quality and capital position. CONMED Corp. (CNMD), a provider of products to general and orthopedic surgeons detracted from relative performance due to concerns about Intuitive Surgical’s new DaVinci robot. DENTSPLY SIRONA (XRAY) engages in the design, manufacturing, sales and distribution of professional dental products and technologies.  During the year, the company detracted from relative performance due to soft sales. AGCO Corp. (AGCO) detracted from relative results as investors worried over the weakening demand in the agriculture industry.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $20,074	Russell 3000 Index $32,071	Russell 2500 Value Index $20,941
8/14	9,453	10,000	10,000
9/14	8,942	9,792	9,417
10/14	9,332	10,061	9,835
11/14	9,352	10,305	9,847
12/14	9,365	10,305	9,990
1/15	9,270	10,018	9,737
2/15	9,631	10,598	10,187
3/15	9,570	10,490	10,291
4/15	9,576	10,538	10,144
5/15	9,542	10,683	10,268
6/15	9,323	10,505	10,161
7/15	9,275	10,680	10,010
8/15	8,765	10,036	9,523
9/15	8,532	9,743	9,187
10/15	9,196	10,513	9,731
11/15	9,320	10,571	9,895
12/15	9,028	10,354	9,442
1/16	8,558	9,770	8,863
2/16	8,665	9,767	8,958
3/16	9,470	10,454	9,756
4/16	9,749	10,519	9,946
5/16	9,978	10,707	10,122
6/16	10,021	10,729	10,182
7/16	10,517	11,155	10,646
8/16	10,747	11,183	10,741
9/16	10,725	11,201	10,811
10/16	10,566	10,959	10,488
11/16	11,323	11,449	11,493
12/16	11,708	11,673	11,821
1/17	11,913	11,892	11,886
2/17	12,206	12,335	12,108
3/17	12,097	12,343	12,013
4/17	12,207	12,474	12,001
5/17	12,045	12,601	11,740
6/17	12,280	12,715	12,052
7/17	12,412	12,955	12,145
8/17	12,162	12,980	11,935
9/17	12,766	13,296	12,514
10/17	12,877	13,587	12,582
11/17	13,216	13,999	12,994
12/17	13,224	14,139	13,046
1/18	13,471	14,884	13,210
2/18	12,775	14,336	12,562
3/18	12,806	14,048	12,700
4/18	12,906	14,101	12,838
5/18	13,271	14,499	13,366
6/18	13,250	14,594	13,437
7/18	13,623	15,079	13,703
8/18	13,856	15,608	14,015
9/18	13,588	15,634	13,796
10/18	12,380	14,483	12,616
11/18	12,731	14,773	12,854
12/18	11,388	13,398	11,434
1/19	12,621	14,548	12,711
2/19	12,838	15,060	13,108
3/19	12,717	15,279	12,933
4/19	13,163	15,890	13,387
5/19	12,171	14,861	12,377
6/19	13,036	15,905	13,178
7/19	13,137	16,142	13,264
8/19	12,771	15,813	12,618
9/19	13,453	16,090	13,195
10/19	13,545	16,436	13,385
11/19	13,802	17,061	13,714
12/19	14,236	17,554	14,128
1/20	13,678	17,535	13,613
2/20	12,197	16,099	12,300
3/20	9,099	13,885	9,234
4/20	10,243	15,724	10,455
5/20	10,645	16,565	10,932
6/20	10,849	16,944	11,136
7/20	11,102	17,906	11,471
8/20	11,168	19,203	11,992
9/20	10,635	18,504	11,530
10/20	11,002	18,104	11,790
11/20	12,536	20,307	13,853
12/20	13,302	21,220	14,817
1/21	13,387	21,126	15,144
2/21	14,369	21,786	16,492
3/21	15,128	22,567	17,310
4/21	15,924	23,731	18,053
5/21	16,104	23,839	18,420
6/21	15,797	24,427	18,177
7/21	15,959	24,840	17,911
8/21	16,129	25,548	18,288
9/21	15,786	24,402	17,801
10/21	16,716	26,052	18,646
11/21	16,374	25,656	17,997
12/21	17,296	26,666	18,933
1/22	16,572	25,097	17,971
2/22	16,544	24,465	18,264
3/22	16,465	25,258	18,649
4/22	15,396	22,992	17,385
5/22	15,997	22,961	17,718
6/22	14,583	21,040	15,779
7/22	16,039	23,014	17,306
8/22	15,273	22,155	16,763
9/22	13,872	20,101	15,068
10/22	15,180	21,749	16,659
11/22	15,978	22,884	17,496
12/22	15,234	21,544	16,456
1/23	16,573	23,028	18,100
2/23	16,289	22,490	17,588
3/23	15,555	23,091	16,685
4/23	15,616	23,337	16,463
5/23	15,035	23,428	15,993
6/23	16,562	25,028	17,415
7/23	17,328	25,925	18,436
8/23	16,817	25,424	17,726
9/23	15,847	24,213	16,777
10/23	15,170	23,571	15,836
11/23	16,463	25,769	17,273
12/23	18,057	27,136	19,086
1/24	17,787	27,437	18,550
2/24	18,576	28,922	19,294
3/24	19,554	29,855	20,244
4/24	18,367	28,542	18,971
5/24	18,940	29,890	19,771
6/24	18,661	30,815	19,373
7/24	20,053	31,388	20,941
8/24	20,074	32,071	20,941

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	19.36%	9.47%	7.82%
Class A Shares Including Sales Charge	12.78%	8.24%	7.22%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2500 Value Index	18.14%	10.66%	7.67%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,492,132,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 9,435,000
InvestmentCompanyPortfolioTurnover	37.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,492,132 Total Number of Portfolio Holdings75 Portfolio Turnover Rate 37.3% Total Advisory Fees Paid (amount in thousands)$9,435
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.77%
Investment Companies	2.05%
Other Assets and Liabilities	0.18%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000115416
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	Class C
Trading Symbol	PMDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.87%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma (WSM) is the owner of the Williams Sonoma, Pottery Barn, and West Elm brands. WSM reported strong operating margins and raised their operating margin guide driven by a focus on full price selling and greater e-commerce mix. Targa Resources (TRGP) is midstream energy services company and aided results as the company reiterated its 50% year over year dividend increase, indicating management’s confidence in the company’s free cash flow acceleration story. East West Bancorp (EWBC) is the largest Chinese American-focused bank in the U.S. outperformed after affirming its strong credit quality and capital position. CONMED Corp. (CNMD), a provider of products to general and orthopedic surgeons detracted from relative performance due to concerns about Intuitive Surgical’s new DaVinci robot. DENTSPLY SIRONA (XRAY) engages in the design, manufacturing, sales and distribution of professional dental products and technologies.  During the year, the company detracted from relative performance due to soft sales. AGCO Corp. (AGCO) detracted from relative results as investors worried over the weakening demand in the agriculture industry.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $19,995	Russell 3000 Index $32,071	Russell 2500 Value Index $20,941
8/14	10,000	10,000	10,000
9/14	9,455	9,792	9,417
10/14	9,856	10,061	9,835
11/14	9,877	10,305	9,847
12/14	9,883	10,305	9,990
1/15	9,782	10,018	9,737
2/15	10,151	10,598	10,187
3/15	10,082	10,490	10,291
4/15	10,082	10,538	10,144
5/15	10,039	10,683	10,268
6/15	9,802	10,505	10,161
7/15	9,744	10,680	10,010
8/15	9,205	10,036	9,523
9/15	8,946	9,743	9,187
10/15	9,639	10,513	9,731
11/15	9,763	10,571	9,895
12/15	9,453	10,354	9,442
1/16	8,950	9,770	8,863
2/16	9,063	9,767	8,958
3/16	9,892	10,454	9,756
4/16	10,186	10,519	9,946
5/16	10,411	10,707	10,122
6/16	10,452	10,729	10,182
7/16	10,964	11,155	10,646
8/16	11,191	11,183	10,741
9/16	11,169	11,201	10,811
10/16	10,988	10,959	10,488
11/16	11,773	11,449	11,493
12/16	12,162	11,673	11,821
1/17	12,368	11,892	11,886
2/17	12,667	12,335	12,108
3/17	12,544	12,343	12,013
4/17	12,652	12,474	12,001
5/17	12,476	12,601	11,740
6/17	12,705	12,715	12,052
7/17	12,835	12,955	12,145
8/17	12,575	12,980	11,935
9/17	13,190	13,296	12,514
10/17	13,297	13,587	12,582
11/17	13,635	13,999	12,994
12/17	13,639	14,139	13,046
1/18	13,888	14,884	13,210
2/18	13,165	14,336	12,562
3/18	13,190	14,048	12,700
4/18	13,279	14,101	12,838
5/18	13,648	14,499	13,366
6/18	13,617	14,594	13,437
7/18	13,987	15,079	13,703
8/18	14,220	15,608	14,015
9/18	13,940	15,634	13,796
10/18	12,692	14,483	12,616
11/18	13,046	14,773	12,854
12/18	11,658	13,398	11,434
1/19	12,913	14,548	12,711
2/19	13,128	15,060	13,108
3/19	12,990	15,279	12,933
4/19	13,441	15,890	13,387
5/19	12,418	14,861	12,377
6/19	13,294	15,905	13,178
7/19	13,397	16,142	13,264
8/19	13,011	15,813	12,618
9/19	13,697	16,090	13,195
10/19	13,773	16,436	13,385
11/19	14,037	17,061	13,714
12/19	14,463	17,554	14,128
1/20	13,890	17,535	13,613
2/20	12,382	16,099	12,300
3/20	9,236	13,885	9,234
4/20	10,386	15,724	10,455
5/20	10,779	16,565	10,932
6/20	10,980	16,944	11,136
7/20	11,229	17,906	11,471
8/20	11,287	19,203	11,992
9/20	10,738	18,504	11,530
10/20	11,112	18,104	11,790
11/20	12,648	20,307	13,853
12/20	13,410	21,220	14,817
1/21	13,487	21,126	15,144
2/21	14,468	21,786	16,492
3/21	15,227	22,567	17,310
4/21	16,016	23,731	18,053
5/21	16,190	23,839	18,420
6/21	15,872	24,427	18,177
7/21	16,026	24,840	17,911
8/21	16,190	25,548	18,288
9/21	15,833	24,402	17,801
10/21	16,758	26,052	18,646
11/21	16,402	25,656	17,997
12/21	17,322	26,666	18,933
1/22	16,580	25,097	17,971
2/22	16,542	24,465	18,264
3/22	16,454	25,258	18,649
4/22	15,373	22,992	17,385
5/22	15,961	22,961	17,718
6/22	14,538	21,040	15,779
7/22	15,997	23,014	17,306
8/22	15,205	22,155	16,763
9/22	13,817	20,101	15,068
10/22	15,121	21,749	16,659
11/22	15,916	22,884	17,496
12/22	15,174	21,544	16,456
1/23	16,509	23,028	18,100
2/23	16,225	22,490	17,588
3/23	15,494	23,091	16,685
4/23	15,555	23,337	16,463
5/23	14,977	23,428	15,993
6/23	16,497	25,028	17,415
7/23	17,261	25,925	18,436
8/23	16,751	25,424	17,726
9/23	15,785	24,213	16,777
10/23	15,111	23,571	15,836
11/23	16,398	25,769	17,273
12/23	17,987	27,136	19,086
1/24	17,718	27,437	18,550
2/24	18,504	28,922	19,294
3/24	19,478	29,855	20,244
4/24	18,295	28,542	18,971
5/24	18,866	29,890	19,771
6/24	18,589	30,815	19,373
7/24	19,974	31,388	20,941
8/24	19,995	32,071	20,941

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	18.49%	8.65%	7.17%
Class C Shares Including Sales Charge	17.49%	8.65%	7.17%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2500 Value Index	18.14%	10.66%	7.67%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,492,132,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 9,435,000
InvestmentCompanyPortfolioTurnover	37.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,492,132 Total Number of Portfolio Holdings75 Portfolio Turnover Rate 37.3% Total Advisory Fees Paid (amount in thousands)$9,435
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.77%
Investment Companies	2.05%
Other Assets and Liabilities	0.18%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000101661
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	Institutional
Trading Symbol	PMDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma (WSM) is the owner of the Williams Sonoma, Pottery Barn, and West Elm brands. WSM reported strong operating margins and raised their operating margin guide driven by a focus on full price selling and greater e-commerce mix. Targa Resources (TRGP) is midstream energy services company and aided results as the company reiterated its 50% year over year dividend increase, indicating management’s confidence in the company’s free cash flow acceleration story. East West Bancorp (EWBC) is the largest Chinese American-focused bank in the U.S. outperformed after affirming its strong credit quality and capital position. CONMED Corp. (CNMD), a provider of products to general and orthopedic surgeons detracted from relative performance due to concerns about Intuitive Surgical’s new DaVinci robot. DENTSPLY SIRONA (XRAY) engages in the design, manufacturing, sales and distribution of professional dental products and technologies.  During the year, the company detracted from relative performance due to soft sales. AGCO Corp. (AGCO) detracted from relative results as investors worried over the weakening demand in the agriculture industry.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $21,876	Russell 3000 Index $32,071	Russell 2500 Value Index $20,941
8/14	10,000	10,000	10,000
9/14	9,469	9,792	9,417
10/14	9,881	10,061	9,835
11/14	9,909	10,305	9,847
12/14	9,923	10,305	9,990
1/15	9,830	10,018	9,737
2/15	10,204	10,598	10,187
3/15	10,154	10,490	10,291
4/15	10,154	10,538	10,144
5/15	10,125	10,683	10,268
6/15	9,894	10,505	10,161
7/15	9,843	10,680	10,010
8/15	9,311	10,036	9,523
9/15	9,059	9,743	9,187
10/15	9,769	10,513	9,731
11/15	9,901	10,571	9,895
12/15	9,599	10,354	9,442
1/16	9,101	9,770	8,863
2/16	9,215	9,767	8,958
3/16	10,077	10,454	9,756
4/16	10,381	10,519	9,946
5/16	10,624	10,707	10,122
6/16	10,670	10,729	10,182
7/16	11,204	11,155	10,646
8/16	11,448	11,183	10,741
9/16	11,432	11,201	10,811
10/16	11,264	10,959	10,488
11/16	12,075	11,449	11,493
12/16	12,484	11,673	11,821
1/17	12,710	11,892	11,886
2/17	13,021	12,335	12,108
3/17	12,913	12,343	12,013
4/17	13,030	12,474	12,001
5/17	12,859	12,601	11,740
6/17	13,110	12,715	12,052
7/17	13,258	12,955	12,145
8/17	13,001	12,980	11,935
9/17	13,647	13,296	12,514
10/17	13,772	13,587	12,582
11/17	14,133	13,999	12,994
12/17	14,144	14,139	13,046
1/18	14,424	14,884	13,210
2/18	13,683	14,336	12,562
3/18	13,716	14,048	12,700
4/18	13,823	14,101	12,838
5/18	14,220	14,499	13,366
6/18	14,192	14,594	13,437
7/18	14,598	15,079	13,703
8/18	14,846	15,608	14,015
9/18	14,569	15,634	13,796
10/18	13,280	14,483	12,616
11/18	13,663	14,773	12,854
12/18	12,213	13,398	11,434
1/19	13,549	14,548	12,711
2/19	13,781	15,060	13,108
3/19	13,649	15,279	12,933
4/19	14,126	15,890	13,387
5/19	13,066	14,861	12,377
6/19	14,010	15,905	13,178
7/19	14,118	16,142	13,264
8/19	13,727	15,813	12,618
9/19	14,465	16,090	13,195
10/19	14,563	16,436	13,385
11/19	14,848	17,061	13,714
12/19	15,313	17,554	14,128
1/20	14,726	17,535	13,613
2/20	13,132	16,099	12,300
3/20	9,797	13,885	9,234
4/20	11,031	15,724	10,455
5/20	11,463	16,565	10,932
6/20	11,688	16,944	11,136
7/20	11,960	17,906	11,471
8/20	12,030	19,203	11,992
9/20	11,467	18,504	11,530
10/20	11,860	18,104	11,790
11/20	13,516	20,307	13,853
12/20	14,347	21,220	14,817
1/21	14,438	21,126	15,144
2/21	15,503	21,786	16,492
3/21	16,323	22,567	17,310
4/21	17,188	23,731	18,053
5/21	17,391	23,839	18,420
6/21	17,064	24,427	18,177
7/21	17,237	24,840	17,911
8/21	17,430	25,548	18,288
9/21	17,063	24,402	17,801
10/21	18,073	26,052	18,646
11/21	17,706	25,656	17,997
12/21	18,710	26,666	18,933
1/22	17,931	25,097	17,971
2/22	17,901	24,465	18,264
3/22	17,827	25,258	18,649
4/22	16,665	22,992	17,385
5/22	17,323	22,961	17,718
6/22	15,792	21,040	15,779
7/22	17,381	23,014	17,306
8/22	16,545	22,155	16,763
9/22	15,036	20,101	15,068
10/22	16,457	21,749	16,659
11/22	17,328	22,884	17,496
12/22	16,527	21,544	16,456
1/23	17,972	23,028	18,100
2/23	17,676	22,490	17,588
3/23	16,884	23,091	16,685
4/23	16,950	23,337	16,463
5/23	16,323	23,428	15,993
6/23	17,982	25,028	17,415
7/23	18,821	25,925	18,436
8/23	18,269	25,424	17,726
9/23	17,223	24,213	16,777
10/23	16,492	23,571	15,836
11/23	17,899	25,769	17,273
12/23	19,634	27,136	19,086
1/24	19,342	27,437	18,550
2/24	20,206	28,922	19,294
3/24	21,277	29,855	20,244
4/24	19,992	28,542	18,971
5/24	20,612	29,890	19,771
6/24	20,325	30,815	19,373
7/24	21,831	31,388	20,941
8/24	21,876	32,071	20,941

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	19.74%	9.77%	8.14%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2500 Value Index	18.14%	10.66%	7.67%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,492,132,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 9,435,000
InvestmentCompanyPortfolioTurnover	37.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,492,132 Total Number of Portfolio Holdings75 Portfolio Turnover Rate 37.3% Total Advisory Fees Paid (amount in thousands)$9,435
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.77%
Investment Companies	2.05%
Other Assets and Liabilities	0.18%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000176330
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	R-6
Trading Symbol	PMDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma (WSM) is the owner of the Williams Sonoma, Pottery Barn, and West Elm brands. WSM reported strong operating margins and raised their operating margin guide driven by a focus on full price selling and greater e-commerce mix. Targa Resources (TRGP) is midstream energy services company and aided results as the company reiterated its 50% year over year dividend increase, indicating management’s confidence in the company’s free cash flow acceleration story. East West Bancorp (EWBC) is the largest Chinese American-focused bank in the U.S. outperformed after affirming its strong credit quality and capital position. CONMED Corp. (CNMD), a provider of products to general and orthopedic surgeons detracted from relative performance due to concerns about Intuitive Surgical’s new DaVinci robot. DENTSPLY SIRONA (XRAY) engages in the design, manufacturing, sales and distribution of professional dental products and technologies.  During the year, the company detracted from relative performance due to soft sales. AGCO Corp. (AGCO) detracted from relative results as investors worried over the weakening demand in the agriculture industry.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $21,981	Russell 3000 Index $32,071	Russell 2500 Value Index $20,941
8/14	10,000	10,000	10,000
9/14	9,469	9,792	9,417
10/14	9,880	10,061	9,835
11/14	9,907	10,305	9,847
12/14	9,921	10,305	9,990
1/15	9,826	10,018	9,737
2/15	10,200	10,598	10,187
3/15	10,150	10,490	10,291
4/15	10,150	10,538	10,144
5/15	10,120	10,683	10,268
6/15	9,889	10,505	10,161
7/15	9,838	10,680	10,010
8/15	9,307	10,036	9,523
9/15	9,054	9,743	9,187
10/15	9,764	10,513	9,731
11/15	9,896	10,571	9,895
12/15	9,594	10,354	9,442
1/16	9,097	9,770	8,863
2/16	9,210	9,767	8,958
3/16	10,071	10,454	9,756
4/16	10,375	10,519	9,946
5/16	10,617	10,707	10,122
6/16	10,663	10,729	10,182
7/16	11,196	11,155	10,646
8/16	11,440	11,183	10,741
9/16	11,423	11,201	10,811
10/16	11,254	10,959	10,488
11/16	12,065	11,449	11,493
12/16	12,472	11,673	11,821
1/17	12,697	11,892	11,886
2/17	13,008	12,335	12,108
3/17	12,901	12,343	12,013
4/17	13,017	12,474	12,001
5/17	12,846	12,601	11,740
6/17	13,106	12,715	12,052
7/17	13,254	12,955	12,145
8/17	12,996	12,980	11,935
9/17	13,637	13,296	12,514
10/17	13,762	13,587	12,582
11/17	14,131	13,999	12,994
12/17	14,137	14,139	13,046
1/18	14,417	14,884	13,210
2/18	13,685	14,336	12,562
3/18	13,749	14,048	12,700
4/18	13,856	14,101	12,838
5/18	14,244	14,499	13,366
6/18	14,222	14,594	13,437
7/18	14,618	15,079	13,703
8/18	14,867	15,608	14,015
9/18	14,587	15,634	13,796
10/18	13,293	14,483	12,616
11/18	13,674	14,773	12,854
12/18	12,232	13,398	11,434
1/19	13,563	14,548	12,711
2/19	13,804	15,060	13,108
3/19	13,665	15,279	12,933
4/19	14,150	15,890	13,387
5/19	13,094	14,861	12,377
6/19	14,028	15,905	13,178
7/19	14,145	16,142	13,264
8/19	13,745	15,813	12,618
9/19	14,494	16,090	13,195
10/19	14,592	16,436	13,385
11/19	14,876	17,061	13,714
12/19	15,343	17,554	14,128
1/20	14,746	17,535	13,613
2/20	13,157	16,099	12,300
3/20	9,823	13,885	9,234
4/20	11,055	15,724	10,455
5/20	11,496	16,565	10,932
6/20	11,722	16,944	11,136
7/20	11,993	17,906	11,471
8/20	12,063	19,203	11,992
9/20	11,493	18,504	11,530
10/20	11,895	18,104	11,790
11/20	13,557	20,307	13,853
12/20	14,389	21,220	14,817
1/21	14,480	21,126	15,144
2/21	15,553	21,786	16,492
3/21	16,376	22,567	17,310
4/21	17,239	23,731	18,053
5/21	17,442	23,839	18,420
6/21	17,118	24,427	18,177
7/21	17,301	24,840	17,911
8/21	17,494	25,548	18,288
9/21	17,130	24,402	17,801
10/21	18,139	26,052	18,646
11/21	17,772	25,656	17,997
12/21	18,778	26,666	18,933
1/22	18,000	25,097	17,971
2/22	17,959	24,465	18,264
3/22	17,887	25,258	18,649
4/22	16,727	22,992	17,385
5/22	17,384	22,961	17,718
6/22	15,847	21,040	15,779
7/22	17,445	23,014	17,306
8/22	16,610	22,155	16,763
9/22	15,094	20,101	15,068
10/22	16,524	21,749	16,659
11/22	17,394	22,884	17,496
12/22	16,596	21,544	16,456
1/23	18,050	23,028	18,100
2/23	17,744	22,490	17,588
3/23	16,955	23,091	16,685
4/23	17,021	23,337	16,463
5/23	16,395	23,428	15,993
6/23	18,065	25,028	17,415
7/23	18,915	25,925	18,436
8/23	18,352	25,424	17,726
9/23	17,299	24,213	16,777
10/23	16,568	23,571	15,836
11/23	17,986	25,769	17,273
12/23	19,734	27,136	19,086
1/24	19,442	27,437	18,550
2/24	20,306	28,922	19,294
3/24	21,378	29,855	20,244
4/24	20,083	28,542	18,971
5/24	20,714	29,890	19,771
6/24	20,430	30,815	19,373
7/24	21,947	31,388	20,941
8/24	21,981	32,071	20,941

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	19.77%	9.84%	8.19%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2500 Value Index	18.14%	10.66%	7.67%

Performance Inception Date	Jun. 06, 2011
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,492,132,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 9,435,000
InvestmentCompanyPortfolioTurnover	37.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,492,132 Total Number of Portfolio Holdings75 Portfolio Turnover Rate 37.3% Total Advisory Fees Paid (amount in thousands)$9,435
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.77%
Investment Companies	2.05%
Other Assets and Liabilities	0.18%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019597
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Class A
Trading Symbol	PPSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $14,132	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	9,626	10,000	10,000
9/14	9,557	9,721	9,924
10/14	9,637	9,722	10,021
11/14	9,717	9,687	10,106
12/14	9,699	9,620	10,094
1/15	9,851	9,605	10,256
2/15	9,928	9,527	10,339
3/15	10,005	9,435	10,405
4/15	10,025	9,536	10,441
5/15	9,990	9,365	10,444
6/15	9,896	9,324	10,346
7/15	10,001	9,345	10,450
8/15	9,979	9,356	10,399
9/15	9,960	9,404	10,406
10/15	10,117	9,423	10,584
11/15	10,135	9,267	10,628
12/15	10,154	9,317	10,643
1/16	10,114	9,397	10,606
2/16	9,963	9,607	10,492
3/16	10,144	9,866	10,728
4/16	10,244	9,997	10,851
5/16	10,351	9,863	10,998
6/16	10,389	10,152	11,083
7/16	10,569	10,228	11,297
8/16	10,667	10,178	11,406
9/16	10,644	10,234	11,347
10/16	10,685	9,950	11,346
11/16	10,458	9,555	10,997
12/16	10,497	9,511	11,048
1/17	10,707	9,618	11,283
2/17	10,874	9,664	11,497
3/17	10,914	9,678	11,552
4/17	11,086	9,788	11,712
5/17	11,194	9,939	11,835
6/17	11,321	9,930	11,958
7/17	11,418	10,097	12,050
8/17	11,447	10,197	12,095
9/17	11,480	10,106	12,138
10/17	11,556	10,067	12,184
11/17	11,555	10,179	12,192
12/17	11,571	10,214	12,214
1/18	11,514	10,336	12,081
2/18	11,469	10,244	12,084
3/18	11,436	10,353	12,067
4/18	11,392	10,188	12,007
5/18	11,336	10,110	12,041
6/18	11,348	10,065	12,094
7/18	11,427	10,048	12,171
8/18	11,483	10,059	12,290
9/18	11,441	9,972	12,223
10/18	11,320	9,861	12,040
11/18	11,155	9,892	11,820
12/18	11,020	10,092	11,671
1/19	11,449	10,245	12,274
2/19	11,599	10,186	12,479
3/19	11,727	10,314	12,642
4/19	11,879	10,283	12,815
5/19	11,903	10,423	12,858
6/19	12,130	10,654	13,077
7/19	12,283	10,624	13,295
8/19	12,378	10,840	13,424
9/19	12,482	10,730	13,512
10/19	12,623	10,801	13,647
11/19	12,687	10,720	13,648
12/19	12,801	10,782	13,817
1/20	12,966	10,920	13,984
2/20	12,788	10,993	13,684
3/20	11,225	10,747	12,233
4/20	12,009	10,958	13,177
5/20	12,239	11,006	13,428
6/20	12,358	11,104	13,450
7/20	12,740	11,458	13,999
8/20	12,969	11,440	14,247
9/20	12,890	11,399	14,133
10/20	12,951	11,410	14,222
11/20	13,330	11,617	14,643
12/20	13,473	11,774	14,870
1/21	13,451	11,670	14,760
2/21	13,415	11,469	14,640
3/21	13,457	11,248	14,809
4/21	13,641	11,390	15,000
5/21	13,685	11,497	15,088
6/21	13,819	11,396	15,289
7/21	13,875	11,548	15,355
8/21	13,917	11,500	15,385
9/21	13,915	11,295	15,382
10/21	13,864	11,268	15,368
11/21	13,721	11,235	15,155
12/21	13,845	11,219	15,380
1/22	13,610	10,989	15,001
2/22	13,224	10,859	14,526
3/22	13,135	10,528	14,406
4/22	12,751	9,951	13,789
5/22	12,651	9,978	13,828
6/22	12,145	9,658	13,251
7/22	12,697	9,864	13,945
8/22	12,486	9,474	13,624
9/22	11,959	8,988	13,092
10/22	11,954	8,926	12,784
11/22	12,239	9,346	13,247
12/22	12,323	9,396	13,096
1/23	12,946	9,705	14,227
2/23	12,770	9,382	13,955
3/23	12,074	9,679	13,292
4/23	12,220	9,722	13,496
5/23	12,182	9,532	13,338
6/23	12,301	9,531	13,471
7/23	12,564	9,597	13,687
8/23	12,515	9,466	13,599
9/23	12,418	9,189	13,444
10/23	12,222	9,079	13,039
11/23	12,723	9,537	13,870
12/23	13,096	9,933	14,313
1/24	13,337	9,796	14,686
2/24	13,403	9,673	14,812
3/24	13,574	9,726	14,963
4/24	13,449	9,481	14,655
5/24	13,666	9,605	14,942
6/24	13,764	9,619	15,034
7/24	13,925	9,885	15,183
8/24	14,132	10,119	15,578

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	12.92%	2.69%	3.91%
Class A Shares Including Sales Charge	8.67%	1.91%	3.52%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,234,456,000
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 41,060,000
InvestmentCompanyPortfolioTurnover	22.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,234,456 Total Number of Portfolio Holdings331 Portfolio Turnover Rate 22.3% Total Advisory Fees Paid (amount in thousands)$41,060
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038790
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Class C
Trading Symbol	PRFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.80%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $13,814	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,921	9,721	9,924
10/14	9,998	9,722	10,021
11/14	10,075	9,687	10,106
12/14	10,051	9,620	10,094
1/15	10,202	9,605	10,256
2/15	10,275	9,527	10,339
3/15	10,348	9,435	10,405
4/15	10,353	9,536	10,441
5/15	10,320	9,365	10,444
6/15	10,217	9,324	10,346
7/15	10,318	9,345	10,450
8/15	10,290	9,356	10,399
9/15	10,264	9,404	10,406
10/15	10,419	9,423	10,584
11/15	10,432	9,267	10,628
12/15	10,435	9,317	10,643
1/16	10,397	9,397	10,606
2/16	10,236	9,607	10,492
3/16	10,414	9,866	10,728
4/16	10,501	9,997	10,851
5/16	10,615	9,863	10,998
6/16	10,646	10,152	11,083
7/16	10,825	10,228	11,297
8/16	10,919	10,178	11,406
9/16	10,888	10,234	11,347
10/16	10,924	9,950	11,346
11/16	10,674	9,555	10,997
12/16	10,719	9,511	11,048
1/17	10,916	9,618	11,283
2/17	11,091	9,664	11,497
3/17	11,125	9,678	11,552
4/17	11,283	9,788	11,712
5/17	11,397	9,939	11,835
6/17	11,518	9,930	11,958
7/17	11,599	10,097	12,050
8/17	11,631	10,197	12,095
9/17	11,646	10,106	12,138
10/17	11,717	10,067	12,184
11/17	11,708	10,179	12,192
12/17	11,727	10,214	12,214
1/18	11,663	10,336	12,081
2/18	11,611	10,244	12,084
3/18	11,558	10,353	12,067
4/18	11,506	10,188	12,007
5/18	11,454	10,110	12,041
6/18	11,458	10,065	12,094
7/18	11,520	10,048	12,171
8/18	11,581	10,059	12,290
9/18	11,532	9,972	12,223
10/18	11,402	9,861	12,040
11/18	11,217	9,892	11,820
12/18	11,086	10,092	11,671
1/19	11,510	10,245	12,274
2/19	11,654	10,186	12,479
3/19	11,764	10,314	12,642
4/19	11,921	10,283	12,815
5/19	11,925	10,423	12,858
6/19	12,157	10,654	13,077
7/19	12,301	10,624	13,295
8/19	12,388	10,840	13,424
9/19	12,483	10,730	13,512
10/19	12,616	10,801	13,647
11/19	12,673	10,720	13,648
12/19	12,777	10,782	13,817
1/20	12,934	10,920	13,984
2/20	12,748	10,993	13,684
3/20	11,180	10,747	12,233
4/20	11,968	10,958	13,177
5/20	12,178	11,006	13,428
6/20	12,288	11,104	13,450
7/20	12,658	11,458	13,999
8/20	12,878	11,440	14,247
9/20	12,804	11,399	14,133
10/20	12,843	11,410	14,222
11/20	13,212	11,617	14,643
12/20	13,342	11,774	14,870
1/21	13,325	11,670	14,760
2/21	13,269	11,469	14,640
3/21	13,302	11,248	14,809
4/21	13,473	11,390	15,000
5/21	13,521	11,497	15,088
6/21	13,632	11,396	15,289
7/21	13,678	11,548	15,355
8/21	13,725	11,500	15,385
9/21	13,714	11,295	15,382
10/21	13,655	11,268	15,368
11/21	13,506	11,235	15,155
12/21	13,604	11,219	15,380
1/22	13,365	10,989	15,001
2/22	12,991	10,859	14,526
3/22	12,895	10,528	14,406
4/22	12,496	9,951	13,789
5/22	12,403	9,978	13,828
6/22	11,899	9,658	13,251
7/22	12,433	9,864	13,945
8/22	12,219	9,474	13,624
9/22	11,690	8,988	13,092
10/22	11,685	8,926	12,784
11/22	11,964	9,346	13,247
12/22	12,046	9,396	13,096
1/23	12,654	9,705	14,227
2/23	12,483	9,382	13,955
3/23	11,802	9,679	13,292
4/23	11,945	9,722	13,496
5/23	11,908	9,532	13,338
6/23	12,024	9,531	13,471
7/23	12,282	9,597	13,687
8/23	12,233	9,466	13,599
9/23	12,139	9,189	13,444
10/23	11,947	9,079	13,039
11/23	12,436	9,537	13,870
12/23	12,801	9,933	14,313
1/24	13,037	9,796	14,686
2/24	13,101	9,673	14,812
3/24	13,268	9,726	14,963
4/24	13,146	9,481	14,655
5/24	13,358	9,605	14,942
6/24	13,454	9,619	15,034
7/24	13,611	9,885	15,183
8/24	13,814	10,119	15,578

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	12.18%	1.91%	3.28%
Class C Shares Including Sales Charge	11.18%	1.91%	3.28%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,234,456,000
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 41,060,000
InvestmentCompanyPortfolioTurnover	22.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,234,456 Total Number of Portfolio Holdings331 Portfolio Turnover Rate 22.3% Total Advisory Fees Paid (amount in thousands)$41,060
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019596
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Class J
Trading Symbol	PPSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $14,696	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,925	9,721	9,924
10/14	10,009	9,722	10,021
11/14	10,093	9,687	10,106
12/14	10,074	9,620	10,094
1/15	10,225	9,605	10,256
2/15	10,305	9,527	10,339
3/15	10,376	9,435	10,405
4/15	10,397	9,536	10,441
5/15	10,370	9,365	10,444
6/15	10,270	9,324	10,346
7/15	10,381	9,345	10,450
8/15	10,359	9,356	10,399
9/15	10,328	9,404	10,406
10/15	10,495	9,423	10,584
11/15	10,514	9,267	10,628
12/15	10,534	9,317	10,643
1/16	10,492	9,397	10,606
2/16	10,343	9,607	10,492
3/16	10,524	9,866	10,728
4/16	10,630	9,997	10,851
5/16	10,744	9,863	10,998
6/16	10,784	10,152	11,083
7/16	10,977	10,228	11,297
8/16	11,070	10,178	11,406
9/16	11,045	10,234	11,347
10/16	11,089	9,950	11,346
11/16	10,848	9,555	10,997
12/16	10,902	9,511	11,048
1/17	11,115	9,618	11,283
2/17	11,282	9,664	11,497
3/17	11,337	9,678	11,552
4/17	11,509	9,788	11,712
5/17	11,625	9,939	11,835
6/17	11,762	9,930	11,958
7/17	11,854	10,097	12,050
8/17	11,886	10,197	12,095
9/17	11,922	10,106	12,138
10/17	12,004	10,067	12,184
11/17	11,992	10,179	12,192
12/17	12,021	10,214	12,214
1/18	11,962	10,336	12,081
2/18	11,915	10,244	12,084
3/18	11,879	10,353	12,067
4/18	11,834	10,188	12,007
5/18	11,786	10,110	12,041
6/18	11,787	10,065	12,094
7/18	11,871	10,048	12,171
8/18	11,931	10,059	12,290
9/18	11,886	9,972	12,223
10/18	11,769	9,861	12,040
11/18	11,581	9,892	11,820
12/18	11,450	10,092	11,671
1/19	11,895	10,245	12,274
2/19	12,044	10,186	12,479
3/19	12,180	10,314	12,642
4/19	12,343	10,283	12,815
5/19	12,368	10,423	12,858
6/19	12,598	10,654	13,077
7/19	12,761	10,624	13,295
8/19	12,855	10,840	13,424
9/19	12,950	10,730	13,512
10/19	13,113	10,801	13,647
11/19	13,168	10,720	13,648
12/19	13,289	10,782	13,817
1/20	13,452	10,920	13,984
2/20	13,274	10,993	13,684
3/20	11,655	10,747	12,233
4/20	12,467	10,958	13,177
5/20	12,700	11,006	13,428
6/20	12,827	11,104	13,450
7/20	13,222	11,458	13,999
8/20	13,455	11,440	14,247
9/20	13,386	11,399	14,133
10/20	13,450	11,410	14,222
11/20	13,829	11,617	14,643
12/20	13,981	11,774	14,870
1/21	13,970	11,670	14,760
2/21	13,918	11,469	14,640
3/21	13,963	11,248	14,809
4/21	14,161	11,390	15,000
5/21	14,208	11,497	15,088
6/21	14,340	11,396	15,289
7/21	14,403	11,548	15,355
8/21	14,465	11,500	15,385
9/21	14,449	11,295	15,382
10/21	14,410	11,268	15,368
11/21	14,257	11,235	15,155
12/21	14,376	11,219	15,380
1/22	14,139	10,989	15,001
2/22	13,739	10,859	14,526
3/22	13,644	10,528	14,406
4/22	13,232	9,951	13,789
5/22	13,139	9,978	13,828
6/22	12,626	9,658	13,251
7/22	13,190	9,864	13,945
8/22	12,964	9,474	13,624
9/22	12,427	8,988	13,092
10/22	12,422	8,926	12,784
11/22	12,714	9,346	13,247
12/22	12,805	9,396	13,096
1/23	13,443	9,705	14,227
2/23	13,255	9,382	13,955
3/23	12,537	9,679	13,292
4/23	12,694	9,722	13,496
5/23	12,668	9,532	13,338
6/23	12,781	9,531	13,471
7/23	13,049	9,597	13,687
8/23	12,994	9,466	13,599
9/23	12,906	9,189	13,444
10/23	12,695	9,079	13,039
11/23	13,218	9,537	13,870
12/23	13,604	9,933	14,313
1/24	13,865	9,796	14,686
2/24	13,921	9,673	14,812
3/24	14,105	9,726	14,963
4/24	13,971	9,481	14,655
5/24	14,190	9,605	14,942
6/24	14,297	9,619	15,034
7/24	14,473	9,885	15,183
8/24	14,696	10,119	15,578

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	13.10%	2.71%	3.92%
Class J Shares Including Sales Charge	12.10%	2.71%	3.92%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,234,456,000
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 41,060,000
InvestmentCompanyPortfolioTurnover	22.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,234,456 Total Number of Portfolio Holdings331 Portfolio Turnover Rate 22.3% Total Advisory Fees Paid (amount in thousands)$41,060
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019595
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Institutional
Trading Symbol	PPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $15,072	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,921	9,721	9,924
10/14	10,016	9,722	10,021
11/14	10,102	9,687	10,106
12/14	10,076	9,620	10,094
1/15	10,239	9,605	10,256
2/15	10,321	9,527	10,339
3/15	10,404	9,435	10,405
4/15	10,429	9,536	10,441
5/15	10,394	9,365	10,444
6/15	10,299	9,324	10,346
7/15	10,411	9,345	10,450
8/15	10,391	9,356	10,399
9/15	10,374	9,404	10,406
10/15	10,541	9,423	10,584
11/15	10,563	9,267	10,628
12/15	10,584	9,317	10,643
1/16	10,546	9,397	10,606
2/16	10,390	9,607	10,492
3/16	10,582	9,866	10,728
4/16	10,679	9,997	10,851
5/16	10,805	9,863	10,998
6/16	10,848	10,152	11,083
7/16	11,040	10,228	11,297
8/16	11,146	10,178	11,406
9/16	11,124	10,234	11,347
10/16	11,159	9,950	11,346
11/16	10,923	9,555	10,997
12/16	10,979	9,511	11,048
1/17	11,191	9,618	11,283
2/17	11,369	9,664	11,497
3/17	11,426	9,678	11,552
4/17	11,600	9,788	11,712
5/17	11,727	9,939	11,835
6/17	11,853	9,930	11,958
7/17	11,957	10,097	12,050
8/17	11,990	10,197	12,095
9/17	12,028	10,106	12,138
10/17	12,111	10,067	12,184
11/17	12,112	10,179	12,192
12/17	12,132	10,214	12,214
1/18	12,075	10,336	12,081
2/18	12,030	10,244	12,084
3/18	11,997	10,353	12,067
4/18	11,954	10,188	12,007
5/18	11,897	10,110	12,041
6/18	11,912	10,065	12,094
7/18	11,998	10,048	12,171
8/18	12,060	10,059	12,290
9/18	12,018	9,972	12,223
10/18	11,905	9,861	12,040
11/18	11,722	9,892	11,820
12/18	11,581	10,092	11,671
1/19	12,037	10,245	12,274
2/19	12,199	10,186	12,479
3/19	12,324	10,314	12,642
4/19	12,501	10,283	12,815
5/19	12,516	10,423	12,858
6/19	12,759	10,654	13,077
7/19	12,923	10,624	13,295
8/19	13,039	10,840	13,424
9/19	13,139	10,730	13,512
10/19	13,304	10,801	13,647
11/19	13,375	10,720	13,648
12/19	13,486	10,782	13,817
1/20	13,664	10,920	13,984
2/20	13,490	10,993	13,684
3/20	11,833	10,747	12,233
4/20	12,669	10,958	13,177
5/20	12,916	11,006	13,428
6/20	13,032	11,104	13,450
7/20	13,441	11,458	13,999
8/20	13,686	11,440	14,247
9/20	13,619	11,399	14,133
10/20	13,672	11,410	14,222
11/20	14,065	11,617	14,643
12/20	14,220	11,774	14,870
1/21	14,213	11,670	14,760
2/21	14,177	11,469	14,640
3/21	14,225	11,248	14,809
4/21	14,411	11,390	15,000
5/21	14,474	11,497	15,088
6/21	14,605	11,396	15,289
7/21	14,668	11,548	15,355
8/21	14,731	11,500	15,385
9/21	14,731	11,295	15,382
10/21	14,681	11,268	15,368
11/21	14,531	11,235	15,155
12/21	14,652	11,219	15,380
1/22	14,404	10,989	15,001
2/22	14,009	10,859	14,526
3/22	13,917	10,528	14,406
4/22	13,509	9,951	13,789
5/22	13,405	9,978	13,828
6/22	12,881	9,658	13,251
7/22	13,460	9,864	13,945
8/22	13,237	9,474	13,624
9/22	12,691	8,988	13,092
10/22	12,688	8,926	12,784
11/22	12,981	9,346	13,247
12/22	13,089	9,396	13,096
1/23	13,742	9,705	14,227
2/23	13,557	9,382	13,955
3/23	12,814	9,679	13,292
4/23	12,973	9,722	13,496
5/23	12,951	9,532	13,338
6/23	13,066	9,531	13,471
7/23	13,351	9,597	13,687
8/23	13,300	9,466	13,599
9/23	13,215	9,189	13,444
10/23	12,991	9,079	13,039
11/23	13,547	9,537	13,870
12/23	13,934	9,933	14,313
1/24	14,197	9,796	14,686
2/24	14,255	9,673	14,812
3/24	14,457	9,726	14,963
4/24	14,325	9,481	14,655
5/24	14,546	9,605	14,942
6/24	14,654	9,619	15,034
7/24	14,829	9,885	15,183
8/24	15,072	10,119	15,578

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	13.32%	2.94%	4.19%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,234,456,000
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 41,060,000
InvestmentCompanyPortfolioTurnover	22.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,234,456 Total Number of Portfolio Holdings331 Portfolio Turnover Rate 22.3% Total Advisory Fees Paid (amount in thousands)$41,060
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019594
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	R-1
Trading Symbol	PUSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$168	1.58%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $13,936	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,923	9,721	9,924
10/14	10,012	9,722	10,021
11/14	10,090	9,687	10,106
12/14	10,058	9,620	10,094
1/15	10,212	9,605	10,256
2/15	10,288	9,527	10,339
3/15	10,355	9,435	10,405
4/15	10,372	9,536	10,441
5/15	10,341	9,365	10,444
6/15	10,238	9,324	10,346
7/15	10,343	9,345	10,450
8/15	10,316	9,356	10,399
9/15	10,283	9,404	10,406
10/15	10,452	9,423	10,584
11/15	10,467	9,267	10,628
12/15	10,472	9,317	10,643
1/16	10,435	9,397	10,606
2/16	10,275	9,607	10,492
3/16	10,447	9,866	10,728
4/16	10,547	9,997	10,851
5/16	10,665	9,863	10,998
6/16	10,699	10,152	11,083
7/16	10,872	10,228	11,297
8/16	10,968	10,178	11,406
9/16	10,940	10,234	11,347
10/16	10,978	9,950	11,346
11/16	10,737	9,555	10,997
12/16	10,775	9,511	11,048
1/17	10,976	9,618	11,283
2/17	11,146	9,664	11,497
3/17	11,193	9,678	11,552
4/17	11,357	9,788	11,712
5/17	11,475	9,939	11,835
6/17	11,590	9,930	11,958
7/17	11,685	10,097	12,050
8/17	11,709	10,197	12,095
9/17	11,738	10,106	12,138
10/17	11,812	10,067	12,184
11/17	11,793	10,179	12,192
12/17	11,816	10,214	12,214
1/18	11,753	10,336	12,081
2/18	11,701	10,244	12,084
3/18	11,662	10,353	12,067
4/18	11,612	10,188	12,007
5/18	11,548	10,110	12,041
6/18	11,556	10,065	12,094
7/18	11,632	10,048	12,171
8/18	11,685	10,059	12,290
9/18	11,637	9,972	12,223
10/18	11,519	9,861	12,040
11/18	11,333	9,892	11,820
12/18	11,201	10,092	11,671
1/19	11,625	10,245	12,274
2/19	11,774	10,186	12,479
3/19	11,889	10,314	12,642
4/19	12,052	10,283	12,815
5/19	12,059	10,423	12,858
6/19	12,287	10,654	13,077
7/19	12,437	10,624	13,295
8/19	12,530	10,840	13,424
9/19	12,630	10,730	13,512
10/19	12,768	10,801	13,647
11/19	12,827	10,720	13,648
12/19	12,935	10,782	13,817
1/20	13,099	10,920	13,984
2/20	12,923	10,993	13,684
3/20	11,332	10,747	12,233
4/20	12,116	10,958	13,177
5/20	12,346	11,006	13,428
6/20	12,449	11,104	13,450
7/20	12,834	11,458	13,999
8/20	13,061	11,440	14,247
9/20	12,976	11,399	14,133
10/20	13,032	11,410	14,222
11/20	13,400	11,617	14,643
12/20	13,538	11,774	14,870
1/21	13,523	11,670	14,760
2/21	13,468	11,469	14,640
3/21	13,504	11,248	14,809
4/21	13,686	11,390	15,000
5/21	13,725	11,497	15,088
6/21	13,841	11,396	15,289
7/21	13,905	11,548	15,355
8/21	13,943	11,500	15,385
9/21	13,934	11,295	15,382
10/21	13,876	11,268	15,368
11/21	13,725	11,235	15,155
12/21	13,830	11,219	15,380
1/22	13,600	10,989	15,001
2/22	13,203	10,859	14,526
3/22	13,121	10,528	14,406
4/22	12,712	9,951	13,789
5/22	12,619	9,978	13,828
6/22	12,115	9,658	13,251
7/22	12,654	9,864	13,945
8/22	12,435	9,474	13,624
9/22	11,910	8,988	13,092
10/22	11,900	8,926	12,784
11/22	12,170	9,346	13,247
12/22	12,262	9,396	13,096
1/23	12,856	9,705	14,227
2/23	12,688	9,382	13,955
3/23	11,980	9,679	13,292
4/23	12,123	9,722	13,496
5/23	12,094	9,532	13,338
6/23	12,194	9,531	13,471
7/23	12,454	9,597	13,687
8/23	12,398	9,466	13,599
9/23	12,310	9,189	13,444
10/23	12,093	9,079	13,039
11/23	12,591	9,537	13,870
12/23	12,960	9,933	14,313
1/24	13,197	9,796	14,686
2/24	13,243	9,673	14,812
3/24	13,409	9,726	14,963
4/24	13,276	9,481	14,655
5/24	13,488	9,605	14,942
6/24	13,581	9,619	15,034
7/24	13,720	9,885	15,183
8/24	13,936	10,119	15,578

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	12.40%	2.15%	3.37%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,234,456,000
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 41,060,000
InvestmentCompanyPortfolioTurnover	22.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,234,456 Total Number of Portfolio Holdings331 Portfolio Turnover Rate 22.3% Total Advisory Fees Paid (amount in thousands)$41,060
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-1 shares into Class R-3 shares for the Fund following the close of business on November 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019591
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	R-3
Trading Symbol	PNARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$135	1.27%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $14,390	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,925	9,721	9,924
10/14	10,007	9,722	10,021
11/14	10,090	9,687	10,106
12/14	10,070	9,620	10,094
1/15	10,228	9,605	10,256
2/15	10,296	9,527	10,339
3/15	10,375	9,435	10,405
4/15	10,395	9,536	10,441
5/15	10,356	9,365	10,444
6/15	10,256	9,324	10,346
7/15	10,365	9,345	10,450
8/15	10,340	9,356	10,399
9/15	10,319	9,404	10,406
10/15	10,481	9,423	10,584
11/15	10,499	9,267	10,628
12/15	10,506	9,317	10,643
1/16	10,473	9,397	10,606
2/16	10,313	9,607	10,492
3/16	10,500	9,866	10,728
4/16	10,593	9,997	10,851
5/16	10,714	9,863	10,998
6/16	10,751	10,152	11,083
7/16	10,928	10,228	11,297
8/16	11,029	10,178	11,406
9/16	11,002	10,234	11,347
10/16	11,043	9,950	11,346
11/16	10,804	9,555	10,997
12/16	10,855	9,511	11,048
1/17	11,061	9,618	11,283
2/17	11,234	9,664	11,497
3/17	11,275	9,678	11,552
4/17	11,442	9,788	11,712
5/17	11,564	9,939	11,835
6/17	11,683	9,930	11,958
7/17	11,782	10,097	12,050
8/17	11,810	10,197	12,095
9/17	11,842	10,106	12,138
10/17	11,920	10,067	12,184
11/17	11,905	10,179	12,192
12/17	11,931	10,214	12,214
1/18	11,870	10,336	12,081
2/18	11,821	10,244	12,084
3/18	11,784	10,353	12,067
4/18	11,736	10,188	12,007
5/18	11,676	10,110	12,041
6/18	11,686	10,065	12,094
7/18	11,767	10,048	12,171
8/18	11,823	10,059	12,290
9/18	11,778	9,972	12,223
10/18	11,661	9,861	12,040
11/18	11,476	9,892	11,820
12/18	11,345	10,092	11,671
1/19	11,778	10,245	12,274
2/19	11,933	10,186	12,479
3/19	12,053	10,314	12,642
4/19	12,221	10,283	12,815
5/19	12,232	10,423	12,858
6/19	12,466	10,654	13,077
7/19	12,622	10,624	13,295
8/19	12,719	10,840	13,424
9/19	12,825	10,730	13,512
10/19	12,970	10,801	13,647
11/19	13,034	10,720	13,648
12/19	13,138	10,782	13,817
1/20	13,308	10,920	13,984
2/20	13,132	10,993	13,684
3/20	11,527	10,747	12,233
4/20	12,329	10,958	13,177
5/20	12,552	11,006	13,428
6/20	12,673	11,104	13,450
7/20	13,068	11,458	13,999
8/20	13,290	11,440	14,247
9/20	13,220	11,399	14,133
10/20	13,280	11,410	14,222
11/20	13,660	11,617	14,643
12/20	13,791	11,774	14,870
1/21	13,779	11,670	14,760
2/21	13,740	11,469	14,640
3/21	13,782	11,248	14,809
4/21	13,957	11,390	15,000
5/21	14,014	11,497	15,088
6/21	14,136	11,396	15,289
7/21	14,192	11,548	15,355
8/21	14,247	11,500	15,385
9/21	14,227	11,295	15,382
10/21	14,186	11,268	15,368
11/21	14,021	11,235	15,155
12/21	14,146	11,219	15,380
1/22	13,900	10,989	15,001
2/22	13,510	10,859	14,526
3/22	13,416	10,528	14,406
4/22	13,014	9,951	13,789
5/22	12,908	9,978	13,828
6/22	12,409	9,658	13,251
7/22	12,965	9,864	13,945
8/22	12,747	9,474	13,624
9/22	12,211	8,988	13,092
10/22	12,204	8,926	12,784
11/22	12,484	9,346	13,247
12/22	12,568	9,396	13,096
1/23	13,197	9,705	14,227
2/23	13,013	9,382	13,955
3/23	12,302	9,679	13,292
4/23	12,452	9,722	13,496
5/23	12,441	9,532	13,338
6/23	12,544	9,531	13,471
7/23	12,815	9,597	13,687
8/23	12,762	9,466	13,599
9/23	12,674	9,189	13,444
10/23	12,453	9,079	13,039
11/23	12,985	9,537	13,870
12/23	13,354	9,933	14,313
1/24	13,602	9,796	14,686
2/24	13,652	9,673	14,812
3/24	13,842	9,726	14,963
4/24	13,710	9,481	14,655
5/24	13,917	9,605	14,942
6/24	14,016	9,619	15,034
7/24	14,178	9,885	15,183
8/24	14,390	10,119	15,578

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	12.76%	2.50%	3.71%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,234,456,000
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 41,060,000
InvestmentCompanyPortfolioTurnover	22.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,234,456 Total Number of Portfolio Holdings331 Portfolio Turnover Rate 22.3% Total Advisory Fees Paid (amount in thousands)$41,060
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-1 shares into Class R-3 shares for the Fund following the close of business on November 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019593
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	R-4
Trading Symbol	PQARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $14,638	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,917	9,721	9,924
10/14	10,011	9,722	10,021
11/14	10,095	9,687	10,106
12/14	10,067	9,620	10,094
1/15	10,227	9,605	10,256
2/15	10,297	9,527	10,339
3/15	10,378	9,435	10,405
4/15	10,400	9,536	10,441
5/15	10,373	9,365	10,444
6/15	10,264	9,324	10,346
7/15	10,374	9,345	10,450
8/15	10,352	9,356	10,399
9/15	10,332	9,404	10,406
10/15	10,496	9,423	10,584
11/15	10,516	9,267	10,628
12/15	10,524	9,317	10,643
1/16	10,492	9,397	10,606
2/16	10,334	9,607	10,492
3/16	10,523	9,866	10,728
4/16	10,618	9,997	10,851
5/16	10,741	9,863	10,998
6/16	10,780	10,152	11,083
7/16	10,959	10,228	11,297
8/16	11,062	10,178	11,406
9/16	11,038	10,234	11,347
10/16	11,080	9,950	11,346
11/16	10,842	9,555	10,997
12/16	10,894	9,511	11,048
1/17	11,104	9,618	11,283
2/17	11,281	9,664	11,497
3/17	11,323	9,678	11,552
4/17	11,493	9,788	11,712
5/17	11,618	9,939	11,835
6/17	11,740	9,930	11,958
7/17	11,840	10,097	12,050
8/17	11,870	10,197	12,095
9/17	11,904	10,106	12,138
10/17	11,984	10,067	12,184
11/17	11,983	10,179	12,192
12/17	11,999	10,214	12,214
1/18	11,940	10,336	12,081
2/18	11,893	10,244	12,084
3/18	11,857	10,353	12,067
4/18	11,811	10,188	12,007
5/18	11,752	10,110	12,041
6/18	11,764	10,065	12,094
7/18	11,847	10,048	12,171
8/18	11,907	10,059	12,290
9/18	11,862	9,972	12,223
10/18	11,746	9,861	12,040
11/18	11,561	9,892	11,820
12/18	11,431	10,092	11,671
1/19	11,870	10,245	12,274
2/19	12,028	10,186	12,479
3/19	12,151	10,314	12,642
4/19	12,324	10,283	12,815
5/19	12,336	10,423	12,858
6/19	12,575	10,654	13,077
7/19	12,735	10,624	13,295
8/19	12,835	10,840	13,424
9/19	12,931	10,730	13,512
10/19	13,091	10,801	13,647
11/19	13,159	10,720	13,648
12/19	13,265	10,782	13,817
1/20	13,439	10,920	13,984
2/20	13,264	10,993	13,684
3/20	11,642	10,747	12,233
4/20	12,456	10,958	13,177
5/20	12,685	11,006	13,428
6/20	12,797	11,104	13,450
7/20	13,199	11,458	13,999
8/20	13,440	11,440	14,247
9/20	13,357	11,399	14,133
10/20	13,420	11,410	14,222
11/20	13,807	11,617	14,643
12/20	13,957	11,774	14,870
1/21	13,933	11,670	14,760
2/21	13,895	11,469	14,640
3/21	13,938	11,248	14,809
4/21	14,132	11,390	15,000
5/21	14,179	11,497	15,088
6/21	14,305	11,396	15,289
7/21	14,378	11,548	15,355
8/21	14,423	11,500	15,385
9/21	14,421	11,295	15,382
10/21	14,367	11,268	15,368
11/21	14,215	11,235	15,155
12/21	14,331	11,219	15,380
1/22	14,098	10,989	15,001
2/22	13,704	10,859	14,526
3/22	13,609	10,528	14,406
4/22	13,203	9,951	13,789
5/22	13,098	9,978	13,828
6/22	12,577	9,658	13,251
7/22	13,145	9,864	13,945
8/22	12,922	9,474	13,624
9/22	12,379	8,988	13,092
10/22	12,388	8,926	12,784
11/22	12,675	9,346	13,247
12/22	12,763	9,396	13,096
1/23	13,390	9,705	14,227
2/23	13,219	9,382	13,955
3/23	12,499	9,679	13,292
4/23	12,653	9,722	13,496
5/23	12,613	9,532	13,338
6/23	12,724	9,531	13,471
7/23	13,002	9,597	13,687
8/23	12,949	9,466	13,599
9/23	12,862	9,189	13,444
10/23	12,654	9,079	13,039
11/23	13,183	9,537	13,870
12/23	13,562	9,933	14,313
1/24	13,817	9,796	14,686
2/24	13,871	9,673	14,812
3/24	14,051	9,726	14,963
4/24	13,918	9,481	14,655
5/24	14,148	9,605	14,942
6/24	14,235	9,619	15,034
7/24	14,404	9,885	15,183
8/24	14,638	10,119	15,578

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	13.04%	2.66%	3.88%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,234,456,000
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 41,060,000
InvestmentCompanyPortfolioTurnover	22.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,234,456 Total Number of Portfolio Holdings331 Portfolio Turnover Rate 22.3% Total Advisory Fees Paid (amount in thousands)$41,060
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares into Class R-5 shares for the Fund following the close of business on November 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019592
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	R-5
Trading Symbol	PPARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $14,814	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,928	9,721	9,924
10/14	10,013	9,722	10,021
11/14	10,097	9,687	10,106
12/14	10,080	9,620	10,094
1/15	10,241	9,605	10,256
2/15	10,311	9,527	10,339
3/15	10,393	9,435	10,405
4/15	10,416	9,536	10,441
5/15	10,390	9,365	10,444
6/15	10,283	9,324	10,346
7/15	10,394	9,345	10,450
8/15	10,372	9,356	10,399
9/15	10,353	9,404	10,406
10/15	10,518	9,423	10,584
11/15	10,538	9,267	10,628
12/15	10,559	9,317	10,643
1/16	10,518	9,397	10,606
2/16	10,371	9,607	10,492
3/16	10,551	9,866	10,728
4/16	10,657	9,997	10,851
5/16	10,771	9,863	10,998
6/16	10,811	10,152	11,083
7/16	11,001	10,228	11,297
8/16	11,105	10,178	11,406
9/16	11,082	10,234	11,347
10/16	11,126	9,950	11,346
11/16	10,877	9,555	10,997
12/16	10,931	9,511	11,048
1/17	11,141	9,618	11,283
2/17	11,318	9,664	11,497
3/17	11,373	9,678	11,552
4/17	11,544	9,788	11,712
5/17	11,670	9,939	11,835
6/17	11,794	9,930	11,958
7/17	11,896	10,097	12,050
8/17	11,927	10,197	12,095
9/17	11,951	10,106	12,138
10/17	12,033	10,067	12,184
11/17	12,032	10,179	12,192
12/17	12,062	10,214	12,214
1/18	12,003	10,336	12,081
2/18	11,957	10,244	12,084
3/18	11,911	10,353	12,067
4/18	11,878	10,188	12,007
5/18	11,820	10,110	12,041
6/18	11,833	10,065	12,094
7/18	11,917	10,048	12,171
8/18	11,978	10,059	12,290
9/18	11,935	9,972	12,223
10/18	11,808	9,861	12,040
11/18	11,636	9,892	11,820
12/18	11,495	10,092	11,671
1/19	11,948	10,245	12,274
2/19	12,107	10,186	12,479
3/19	12,230	10,314	12,642
4/19	12,405	10,283	12,815
5/19	12,418	10,423	12,858
6/19	12,659	10,654	13,077
7/19	12,821	10,624	13,295
8/19	12,923	10,840	13,424
9/19	13,033	10,730	13,512
10/19	13,183	10,801	13,647
11/19	13,252	10,720	13,648
12/19	13,360	10,782	13,817
1/20	13,536	10,920	13,984
2/20	13,361	10,993	13,684
3/20	11,723	10,747	12,233
4/20	12,553	10,958	13,177
5/20	12,784	11,006	13,428
6/20	12,911	11,104	13,450
7/20	13,316	11,458	13,999
8/20	13,545	11,440	14,247
9/20	13,477	11,399	14,133
10/20	13,541	11,410	14,222
11/20	13,931	11,617	14,643
12/20	14,069	11,774	14,870
1/21	14,059	11,670	14,760
2/21	14,023	11,469	14,640
3/21	14,068	11,248	14,809
4/21	14,251	11,390	15,000
5/21	14,312	11,497	15,088
6/21	14,441	11,396	15,289
7/21	14,501	11,548	15,355
8/21	14,562	11,500	15,385
9/21	14,547	11,295	15,382
10/21	14,508	11,268	15,368
11/21	14,357	11,235	15,155
12/21	14,475	11,219	15,380
1/22	14,228	10,989	15,001
2/22	13,833	10,859	14,526
3/22	13,740	10,528	14,406
4/22	13,333	9,951	13,789
5/22	13,228	9,978	13,828
6/22	12,721	9,658	13,251
7/22	13,293	9,864	13,945
8/22	13,071	9,474	13,624
9/22	12,511	8,988	13,092
10/22	12,522	8,926	12,784
11/22	12,811	9,346	13,247
12/22	12,901	9,396	13,096
1/23	13,548	9,705	14,227
2/23	13,362	9,382	13,955
3/23	12,639	9,679	13,292
4/23	12,796	9,722	13,496
5/23	12,757	9,532	13,338
6/23	12,884	9,531	13,471
7/23	13,149	9,597	13,687
8/23	13,098	9,466	13,599
9/23	13,012	9,189	13,444
10/23	12,804	9,079	13,039
11/23	13,337	9,537	13,870
12/23	13,719	9,933	14,313
1/24	13,977	9,796	14,686
2/24	14,049	9,673	14,812
3/24	14,231	9,726	14,963
4/24	14,099	9,481	14,655
5/24	14,315	9,605	14,942
6/24	14,421	9,619	15,034
7/24	14,592	9,885	15,183
8/24	14,814	10,119	15,578

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	13.10%	2.77%	4.01%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,234,456,000
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 41,060,000
InvestmentCompanyPortfolioTurnover	22.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,234,456 Total Number of Portfolio Holdings331 Portfolio Turnover Rate 22.3% Total Advisory Fees Paid (amount in thousands)$41,060
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On March 13, 2024, the Board of Directors approved the conversion of Class R-4 shares into Class R-5 shares for the Fund following the close of business on November 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000176328
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	R-6
Trading Symbol	PPREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The Fund has gone through an extended series of mood changes about the length of time that the Fed would keep its policy rate elevated and on hold at 5.25%-5.50%. Credit spreads have been on a steady grind lower since the beginning of last October because the stock market has been on a steady grind higher to close the period at a record high. The Fed Chairman Jerome Powell says, “the time has come to cut rates” and “we do not seek or welcome any further cooling in labor market conditions.” It appears that the Fed has done a good job at standing its ground and the prospect of a soft landing implied by tighter credit spreads seems plausible. Allocations to CoCo AT1, US bank AT1 preferred stock and Insurance hybrids contributed to absolute performance while allocations to $25 par preferred stock, $25 par Hybrids and Baby Bonds detracted from time to time along a general path higher. By the end of the 12-month period, both the institutional and retail sectors did just about equally as well as spreads tightened by 70-100 basis points in addition to the declining yields in US Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $15,130	Bloomberg Global Aggregate Bond Index $10,119	ICE BofA U.S. All Capital Securities Index $15,578
8/14	10,000	10,000	10,000
9/14	9,920	9,721	9,924
10/14	10,015	9,722	10,021
11/14	10,099	9,687	10,106
12/14	10,073	9,620	10,094
1/15	10,234	9,605	10,256
2/15	10,315	9,527	10,339
3/15	10,398	9,435	10,405
4/15	10,421	9,536	10,441
5/15	10,386	9,365	10,444
6/15	10,290	9,324	10,346
7/15	10,401	9,345	10,450
8/15	10,380	9,356	10,399
9/15	10,363	9,404	10,406
10/15	10,528	9,423	10,584
11/15	10,549	9,267	10,628
12/15	10,571	9,317	10,643
1/16	10,531	9,397	10,606
2/16	10,375	9,607	10,492
3/16	10,566	9,866	10,728
4/16	10,662	9,997	10,851
5/16	10,787	9,863	10,998
6/16	10,829	10,152	11,083
7/16	11,020	10,228	11,297
8/16	11,125	10,178	11,406
9/16	11,102	10,234	11,347
10/16	11,136	9,950	11,346
11/16	10,900	9,555	10,997
12/16	10,955	9,511	11,048
1/17	11,166	9,618	11,283
2/17	11,343	9,664	11,497
3/17	11,388	9,678	11,552
4/17	11,560	9,788	11,712
5/17	11,687	9,939	11,835
6/17	11,824	9,930	11,958
7/17	11,917	10,097	12,050
8/17	11,962	10,197	12,095
9/17	11,989	10,106	12,138
10/17	12,073	10,067	12,184
11/17	12,075	10,179	12,192
12/17	12,107	10,214	12,214
1/18	12,051	10,336	12,081
2/18	12,007	10,244	12,084
3/18	11,963	10,353	12,067
4/18	11,921	10,188	12,007
5/18	11,878	10,110	12,041
6/18	11,894	10,065	12,094
7/18	11,981	10,048	12,171
8/18	12,044	10,059	12,290
9/18	12,004	9,972	12,223
10/18	11,879	9,861	12,040
11/18	11,697	9,892	11,820
12/18	11,570	10,092	11,671
1/19	12,027	10,245	12,274
2/19	12,177	10,186	12,479
3/19	12,315	10,314	12,642
4/19	12,493	10,283	12,815
5/19	12,509	10,423	12,858
6/19	12,753	10,654	13,077
7/19	12,918	10,624	13,295
8/19	13,023	10,840	13,424
9/19	13,137	10,730	13,512
10/19	13,290	10,801	13,647
11/19	13,361	10,720	13,648
12/19	13,486	10,782	13,817
1/20	13,653	10,920	13,984
2/20	13,480	10,993	13,684
3/20	11,837	10,747	12,233
4/20	12,674	10,958	13,177
5/20	12,909	11,006	13,428
6/20	13,039	11,104	13,450
7/20	13,449	11,458	13,999
8/20	13,696	11,440	14,247
9/20	13,617	11,399	14,133
10/20	13,685	11,410	14,222
11/20	14,079	11,617	14,643
12/20	14,236	11,774	14,870
1/21	14,229	11,670	14,760
2/21	14,181	11,469	14,640
3/21	14,244	11,248	14,809
4/21	14,431	11,390	15,000
5/21	14,482	11,497	15,088
6/21	14,629	11,396	15,289
7/21	14,693	11,548	15,355
8/21	14,743	11,500	15,385
9/21	14,745	11,295	15,382
10/21	14,695	11,268	15,368
11/21	14,546	11,235	15,155
12/21	14,683	11,219	15,380
1/22	14,436	10,989	15,001
2/22	14,041	10,859	14,526
3/22	13,950	10,528	14,406
4/22	13,528	9,951	13,789
5/22	13,439	9,978	13,828
6/22	12,915	9,658	13,251
7/22	13,496	9,864	13,945
8/22	13,274	9,474	13,624
9/22	12,712	8,988	13,092
10/22	12,725	8,926	12,784
11/22	13,020	9,346	13,247
12/22	13,115	9,396	13,096
1/23	13,772	9,705	14,227
2/23	13,587	9,382	13,955
3/23	12,858	9,679	13,292
4/23	13,019	9,722	13,496
5/23	12,997	9,532	13,338
6/23	13,114	9,531	13,471
7/23	13,402	9,597	13,687
8/23	13,352	9,466	13,599
9/23	13,252	9,189	13,444
10/23	13,044	9,079	13,039
11/23	13,588	9,537	13,870
12/23	13,994	9,933	14,313
1/24	14,259	9,796	14,686
2/24	14,318	9,673	14,812
3/24	14,506	9,726	14,963
4/24	14,391	9,481	14,655
5/24	14,614	9,605	14,942
6/24	14,724	9,619	15,034
7/24	14,901	9,885	15,183
8/24	15,130	10,119	15,578

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	13.31%	3.05%	4.23%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.12%
ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

Performance Inception Date	May 01, 2002
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2023, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The ICE BofA U.S. All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,234,456,000
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 41,060,000
InvestmentCompanyPortfolioTurnover	22.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,234,456 Total Number of Portfolio Holdings331 Portfolio Turnover Rate 22.3% Total Advisory Fees Paid (amount in thousands)$41,060
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	88.43%
Preferred Stocks	7.97%
Investment Companies	3.88%
Convertible Preferred Stocks	0.05%
Other Assets and LiabilitiesFootnote Reference*	(0.33)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2023 to August 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.